Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
May 31, 2025
IGB-NPRT3-0725
1.804978.121
Asset-Backed Securities - 10.1%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.4%
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/19/2037 (b)(c)(d)	12,551,000	12,587,963
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	8,359,000	8,349,981
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 7/18/2037 (b)(c)(d)	13,257,000	13,283,196
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.7795% 7/20/2037 (b)(c)(d)	6,159,000	6,149,588
TOTAL BAILIWICK OF JERSEY		40,370,728
BERMUDA - 0.0%
SYMP Series 2022-32A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5993% 4/23/2035 (b)(c)(d)	4,782,000	4,782,727
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	587,226	594,331
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (d)	620,000	623,788
TOTAL CANADA		1,218,119
GRAND CAYMAN (UK OVERSEAS TER) - 5.3%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.6824% 7/22/2037 (b)(c)(d)	4,187,000	4,187,318
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.6198% 7/17/2037 (b)(c)(d)	7,525,000	7,525,707
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2021-14A Class A, CME Term SOFR 3 month Index + 1.2516%, 5.5211% 4/20/2034 (b)(c)(d)	14,203,000	14,206,864
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.7605% 4/16/2037 (b)(c)(d)	7,959,000	7,982,320
Allegro Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 7/20/2034 (b)(c)(d)	6,507,000	6,510,280
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.7095% 7/21/2037 (b)(c)(d)	11,238,000	11,241,989
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	6,989,639	6,991,540
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.5734% 4/25/2034 (b)(c)(d)	4,698,000	4,700,706
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.6261% 10/15/2037 (b)(c)(d)	5,875,000	5,876,557
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.5279% 4/15/2038 (b)(c)(d)	7,609,000	7,617,659
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.5877% 4/15/2034 (b)(c)(d)	9,992,000	9,996,606
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.5161% 1/15/2038 (b)(c)(d)	5,474,000	5,476,135
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.6395% 10/20/2037 (b)(c)(d)	9,089,000	9,095,753
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.5634% 4/25/2034 (b)(c)(d)	10,335,000	10,350,182
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	7,240,000	7,247,877
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.5795% 1/20/2038 (b)(c)(d)	5,779,000	5,780,722
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.6918% 7/25/2037 (b)(c)(d)	9,510,000	9,524,741
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.4566% 1/25/2038 (b)(c)(d)	6,908,000	6,907,516
Cedar Fdg Xvii Clo Ltd Series 2023-17A Class A, CME Term SOFR 3 month Index + 1.85%, 6.1195% 7/20/2036 (b)(c)(d)	6,127,000	6,139,358
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/20/2037 (b)(c)(d)	6,612,000	6,619,015
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 month Index + 1.3116%, 5.5811% 4/20/2034 (b)(c)(d)	8,665,000	8,673,119
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 5.3091% 4/18/2035 (b)(c)(d)	8,573,000	8,525,909
Columbia Cent Clo 29 Ltd / Columbia Cent Clo 29 Corp Series 2021-29A Class AR, CME Term SOFR 3 month Index + 1.4316%, 5.7011% 10/20/2034 (b)(c)(d)	8,292,000	8,283,683
Dryden 70 Clo Ltd Series 2018-70A Class A1, CME Term SOFR 3 month Index + 1.4316%, 5.6922% 1/16/2032 (b)(c)(d)	1,186,808	1,187,768
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.7995% 4/18/2037 (b)(c)(d)	7,800,000	7,819,500
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 7/15/2037 (b)(c)(d)	9,505,000	9,527,451
Dryden Senior Loan Fund Series 2021-90A Class A1A, CME Term SOFR 3 month Index + 1.3916%, 5.7136% 2/20/2035 (b)(c)(d)	4,292,000	4,294,592
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.8098% 4/17/2037 (b)(c)(d)	9,851,000	9,875,549
Eaton Vance CLO Ltd Series 2021-1A Class A13R, CME Term SOFR 3 month Index + 1.5116%, 5.7677% 1/15/2034 (b)(c)(d)	2,050,000	2,051,880
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.6461% 10/15/2037 (b)(c)(d)	7,571,000	7,578,064
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.6361% 10/15/2037 (b)(c)(d)	9,611,000	9,619,535
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.4434% 4/15/2038 (b)(c)(d)	7,554,000	7,554,672
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	13,521,000	13,544,473
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.6295% 10/19/2037 (b)(c)(d)	9,504,000	9,526,068
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	891,164	860,853
Invesco Clo Ltd Series 2021-3A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.664% 10/22/2034 (b)(c)(d)	5,835,000	5,839,149
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.8061% 4/15/2037 (b)(c)(d)	6,630,000	6,644,838
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.4061% 4/15/2038 (b)(c)(d)	5,475,000	5,458,575
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.8724% 1/22/2037 (b)(c)(d)	3,531,000	3,538,592
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 4/19/2034 (b)(c)(d)	10,220,000	10,225,519
Madison Pk Fdg Lii Ltd / Madison Pk Fdg Lii LLC Series 2021-52A Class A, CME Term SOFR 3 month Index + 1.3616%, 5.634% 1/22/2035 (b)(c)(d)	7,941,000	7,946,654
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	5,879,000	5,859,511
MAGNE AR Series 2021-27A Class AR, CME Term SOFR 3 month Index + 1.4016%, 5.6711% 10/20/2034 (b)(c)(d)	1,967,000	1,968,377
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 1.32% 7/25/2038 (b)(c)(d)	7,168,000	7,168,000
Magnetite CLO Ltd Series 2023-36A Class A, CME Term SOFR 3 month Index + 1.8%, 6.0724% 4/22/2036 (b)(c)(d)	4,122,000	4,122,000
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.435% 4/15/2038 (b)(c)(d)	5,301,000	5,306,624
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.603% 1/25/2038 (b)(c)(d)	4,723,000	4,732,115
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.5511% 4/20/2034 (b)(c)(d)	8,363,000	8,367,566
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.6734% 1/25/2035 (b)(c)(d)	6,892,000	6,901,049
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6061% 7/15/2037 (b)(c)(d)	9,144,000	9,161,931
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.4163% 1/25/2038 (b)(c)(d)	7,013,000	6,991,961
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.4961% 1/15/2038 (b)(c)(d)	9,555,000	9,534,390
Milos CLO Ltd Series 2020-1A Class AR, CME Term SOFR 3 month Index + 1.3316%, 5.6011% 10/20/2030 (b)(c)(d)	2,310,486	2,312,131
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.2849% 4/15/2038 (b)(c)(d)	9,036,000	9,015,190
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.6695% 7/18/2038 (b)(c)(d)	7,178,000	7,194,115
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.6195% 7/20/2037 (b)(c)(d)	12,246,000	12,271,864
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.5624% 1/22/2038 (b)(c)(d)	8,640,000	8,635,049
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.6252% 4/20/2038 (b)(c)(d)	4,975,000	4,957,737
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.5995% 10/20/2037 (b)(c)(d)	7,074,000	7,070,074
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/20/2037 (b)(c)(d)	9,311,000	9,336,410
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.9195% 4/20/2037 (b)(c)(d)	494,000	495,070
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.462% 2/20/2038 (b)(c)(d)	6,798,000	6,774,207
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.7215% 1/18/2038 (b)(c)(d)	2,952,000	2,957,567
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	4,168,280	4,168,951
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 5.1206% 2/15/2033 (b)(c)(d)	8,561,000	8,532,244
Peace Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6611% 10/20/2034 (b)(c)(d)	3,230,000	3,232,390
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,482,942	6,256,292
Rockland Park Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3816%, 5.6511% 4/20/2034 (b)(c)(d)	11,224,000	11,245,067
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6061% 10/15/2039 (b)(c)(d)	3,769,000	3,785,467
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.5961% 1/15/2037 (b)(c)(d)	10,760,000	10,770,448
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	6,003,000	6,032,481
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.6111% 4/20/2033 (b)(c)(d)	8,001,480	8,004,425
Thunderbolt Aircraft Lease Series 2018-A Class A, 4.147% 9/15/2038 (b)(d)	4,402,060	4,380,143
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	3,539,192	3,425,049
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	491,000	385,959
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.7761% 4/15/2037 (b)(c)(d)	5,937,000	5,954,479
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.5904% 1/20/2038 (b)(c)(d)	2,762,000	2,762,110
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		522,623,731
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	3,354,621	3,365,027
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7695% 4/18/2037 (b)(c)(d)	6,085,000	6,102,999
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.4911% 4/20/2038 (b)(c)(d)	6,465,000	6,446,976
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.7818% 7/27/2037 (b)(c)(d)	7,996,000	8,000,630
TOTAL MULTI-NATIONAL		20,550,605
UNITED STATES - 4.2%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	5,306,191	5,342,757
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	4,851,266	4,884,698
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	4,576,747	4,584,480
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	1,647,853	1,598,437
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	243,074	227,283
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	4,083,784	3,842,167
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	10,323,266	9,490,604
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	766,746	765,761
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	1,500,000	1,506,191
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (d)	210,970	211,202
Affirm Asset Securitization Trust Series 2025-X1 Class A, 5.08% 4/15/2030 (d)	5,800,000	5,798,762
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.6224% 7/20/2037 (b)(c)(d)	7,178,000	7,178,617
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.6195% 10/20/2037 (b)(c)(d)	2,794,000	2,792,435
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,800,000	1,809,673
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	6,240,169	6,228,890
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	636,686	617,589
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	128,302	118,041
Ari Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	2,235,000	2,224,498
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (d)	2,340,000	2,340,522
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (d)	1,768,604	1,764,807
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (d)	11,000,000	11,000,427
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.6477% 1/15/2035 (b)(c)(d)	6,785,000	6,800,266
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	7,994,928	7,439,403
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(e)	1,191,835	1,189,793
BMW Vehicle Owner Trust Series 2025-A Class A3, 4.56% 9/25/2029	500,000	502,589
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	700,000	706,865
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (d)	3,900,000	3,897,096
BofA Auto Trust Series 2025-1A Class A3, 4.35% 11/20/2029 (d)	1,200,000	1,199,296
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	3,742,000	3,794,941
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,900,000	1,924,922
Carmax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	600,000	603,735
Carmax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	3,050,000	3,051,335
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	871,503	874,639
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	1,000,000	1,009,776
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	962,546	935,685
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	2,594,463	2,458,264
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,843,770	1,530,341
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (d)	3,802,814	3,652,622
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	521,989	509,005
Castlelake Aircraft Structured Trust Series 2021-1A Class B, 6.656% 1/15/2046 (d)	80,724	80,709
Ccg Receivables Trust. Series 2025-1 Class A2, 4.48% 10/14/2032 (d)	2,075,000	2,074,824
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (d)	1,276,660	1,263,367
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	2,100,000	2,114,838
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	800,000	805,144
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,222,135	3,171,093
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	578,695	563,240
DB Master Finance LLC Series 2019-1A Class A2II, 4.021% 5/20/2049 (d)	778,505	770,116
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	7,346,545	6,332,336
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	3,010,800	2,884,897
Dell Equip Fin Trust Series 2025-1 Class A2, 4.68% 7/22/2027 (d)	3,625,000	3,631,950
Dell Equip Fin Trust Series 2025-1 Class A3, 4.61% 2/24/2031 (d)	1,000,000	1,004,881
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	559,377	560,209
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	1,437,000	1,457,023
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	10,528,000	10,335,171
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	6,966,720	6,575,885
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	271,328	241,864
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.7661% 7/15/2037 (b)(c)(d)	7,542,000	7,560,335
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	1,022,878	1,026,034
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	1,246,860	1,265,038
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	5,100,000	5,107,031
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	689,088	692,088
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	900,000	913,703
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	1,165,000	1,164,005
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	660,000	659,066
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.5861% 1/15/2038 (b)(c)(d)	7,281,000	7,272,969
Ford Credit Auto Lease Trust Series 2024-B Class A3, 4.99% 12/15/2027	4,200,000	4,222,797
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (d)	3,371,000	3,326,236
Ford Credit Floorplan Master Owner Trust A Series 2020-2 Class B, 1.32% 9/15/2027	4,000,000	3,948,619
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	6,300,000	6,319,875
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	1,400,000	1,419,938
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	10,538,586	10,442,633
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,909,470	1,921,240
GM Financial Leasing Trust Series 2023-3 Class A3, 5.38% 11/20/2026	911,694	913,508
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)	700,000	711,932
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	2,300,000	2,317,592
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	5,980,000	6,015,340
GMF Floorplan Owner Revolving Trust Series 2025-1A Class A1, 4.59% 3/15/2029 (d)	4,070,000	4,075,423
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (d)	1,100,000	1,098,459
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A3, 4.49% 4/16/2029 (d)	900,000	898,052
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.4688% 1/25/2038 (b)(c)(d)	7,320,000	7,315,096
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	2,184,075	2,186,947
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.6095% 10/20/2037 (b)(c)(d)	7,423,000	7,399,952
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	2,121,334	2,025,846
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	600,000	603,974
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	2,000,000	2,016,095
Hyundai Auto Lease Securitization Trust Series 2024-C Class A3, 4.62% 4/17/2028 (d)	2,700,000	2,706,031
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (d)	2,500,000	2,503,438
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	6,309,188	6,356,752
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,800,000	1,796,184
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (d)	8,328,717	7,805,910
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (d)	363,236	363,806
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	700,000	707,364
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	6,100,000	6,079,933
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	693,286	699,267
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,311,974	1,319,986
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	2,447,342	2,447,170
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (d)	423,198	422,243
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	10,356,374	10,433,255
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	1,600,000	1,601,979
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	1,444,396	1,455,492
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	5,864,078	5,541,842
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	6,284,630	6,096,874
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	5,616,300	5,117,958
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	2,270,000	2,276,872
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.8% 7/25/2054 (b)(c)(d)	764,458	759,844
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (d)	599,253	584,059
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,930,000	5,934,711
Santander Drive Auto Receivables Trust Series 2025-2 Class A3, 4.67% 8/15/2029	1,600,000	1,604,795
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	9,224,004	8,734,394
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	293,307	266,718
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	3,008,000	2,945,696
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	2,300,000	2,139,066
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,400,000	1,411,632
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,300,000	1,298,725
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,400,000	1,414,786
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	4,985,000	5,084,700
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	6,508,295	6,606,774
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	12,483,270	12,597,671
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	7,421,705	7,556,773
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	9,660,455	9,429,140
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	10,072,385	9,891,502
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	4,764,060	4,675,658
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (b)(c)	3,478	3,571
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (d)	344,779	345,048
Toyota Auto Receivables Owner Trust Series 2025-B Class A3, 4.34% 11/15/2029	4,600,000	4,602,846
Toyota Lease Owner Trust Series 2023-A Class A3, 4.93% 4/20/2026 (d)	445,896	445,990
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	876,670	877,132
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	1,000,000	1,006,339
Volkswagen Auto Lease Trust Series 2024-A Class A3, 5.21% 6/21/2027	1,050,000	1,058,578
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	900,000	898,635
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	1,124,233	1,130,919
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	2,364,808	2,395,777
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	6,000,000	6,005,692
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	332,386	339,395
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	3,589,895	3,591,025
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	1,300,000	1,304,412
TOTAL UNITED STATES		427,790,143
TOTAL ASSET-BACKED SECURITIES (Cost $1,023,692,822)		1,020,701,080

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Banks - 0.1%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,901,785
KeyBank NA/Cleveland OH 6.95% 2/1/2028	725,000	761,024
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,685,000	2,728,826

TOTAL BANK NOTES (Cost $5,131,315)		5,391,635

Collateralized Mortgage Obligations - 1.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.7%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	2,311,694	2,266,806
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	941,303	931,272
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	1,772,734	1,728,413
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	2,947,147	2,841,858
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	3,940,079	3,867,279
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	1,600,000	1,602,380
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(i)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.3314% 5/27/2037 (b)(c)(d)	267,171	256,992
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	8,430	8,549
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	9,788	9,831
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	12,352	12,565
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	8,938	9,084
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	12,182	12,353
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	5,082	5,144
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.4165% 8/25/2031 (b)(c)	11,160	11,249
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	2,094	2,158
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,999	6,169
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2365% 2/25/2032 (b)(c)	1,261	1,263
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4444% 3/18/2032 (b)(c)	2,297	2,316
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 4/25/2032 (b)(c)	4,650	4,680
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 10/25/2032 (b)(c)	2,866	2,885
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 5.1865% 1/25/2032 (b)(c)	1,186	1,186
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.8865% 11/25/2032 (b)(c)	14,053	14,050
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.1136% 11/25/2032 (b)(f)	2,928	77
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4365% 11/25/2032 (b)(c)	4,554	4,584
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 12/25/2033 (b)(f)	47,977	5,537
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.6636% 3/25/2033 (b)(f)	2,587	267
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	81,070	80,837
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	369,495	372,822
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	849,454	847,599
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (g)	8,619	7,433
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	68,065	66,567
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	260,276	259,519
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.2836% 6/25/2035 (b)(f)	60,595	4,480
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	1,062,627	1,076,018
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	185,975	191,535
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index + 17.2524%, 6.0152% 8/25/2035 (b)(c)	1,413	1,468
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	119,328	117,171
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	27,280	27,852
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.2436% 11/25/2036 (b)(f)	36,318	3,498
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.2036% 12/25/2036 (b)(f)	21,751	2,171
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (g)	29,148	25,943
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (g)	47,302	40,223
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (g)	6,617	5,391
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	22,702	22,732
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.0036% 5/25/2037 (b)(f)	12,183	1,335
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index + 39.9331%, 14.0013% 6/25/2037 (b)(c)	11,046	13,643
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	14,584	18,143
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index + 38.9131%, 12.9813% 7/25/2037 (b)(c)	3,611	4,002
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	474,856	474,780
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	60,907	58,223
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	488,398	480,102
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	54,409	55,691
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	186,302	184,516
Fannie Mae Guaranteed REMIC Series 2011-67 Class AI, 4% 7/25/2026 (f)	3,907	17
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (f)	86,528	1,920
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	235,056	217,663
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	304,082	281,029
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (f)	501	6
Fannie Mae Guaranteed REMIC Series 2012-9 Class SH, 6.4355% - U.S. 30-Day Avg. SOFR Index 2.1136% 6/25/2041 (b)(f)	1,281	2
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (f)	4,690	14
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.6136% 1/25/2044 (b)(f)	61,530	6,672
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	9,789,715	8,717,720
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (f)	318,921	46,380
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	374,551	353,775
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	6,542,945	5,571,814
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,833,322	3,526,981
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (f)	181,871	26,059
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (f)	2,484,832	524,495
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	533,139	462,514
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	527,531	426,829
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,350,277	1,160,693
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	421,511	382,741
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,905,912	3,515,759
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,376,883	2,916,947
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	370,079	359,215
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	1,042,149	911,239
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 8/25/2052 (b)(c)	1,970,576	1,910,731
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 9/25/2052 (b)(c)	4,266,345	4,136,779
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(c)	1,417,420	1,389,068
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 5.122% 10/25/2052 (b)(c)	4,939,103	4,791,440
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	597,271	542,509
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.772% 11/25/2053 (b)(c)	2,881,893	2,902,375
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 12/25/2054 (b)(c)	4,648,411	4,635,115
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.422% 12/25/2054 (b)(c)	1,445,919	1,444,122
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	1,077	1,098
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (g)	15,212	12,695
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (g)	23,933	20,039
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (f)	55,084	2,191
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	60,267	55,960
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 6/25/2054 (b)(c)	2,301,460	2,291,829
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.922% 8/25/2054 (b)(c)	2,645,215	2,658,293
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 9/25/2054 (b)(c)	1,153,798	1,150,229
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 2/25/2055 (b)(c)	1,866,402	1,862,454
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.722% 9/25/2054 (b)(c)	1,890,496	1,884,685
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	2,381,022	2,373,863
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	1,015,356	1,012,603
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	873,603	862,094
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.3665% 6/25/2036 (b)(c)	990,802	997,683
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.3565% 3/25/2036 (b)(c)	716,296	721,039
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	1,031,751	972,810
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,193,182	1,172,713
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (f)	12,206	1,736
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (f)	11,162	1,641
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(f)	7,549	1,355
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (b)(f)	6,005	917
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (f)	7,010	1,186
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (b)(f)	5,350	943
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (f)	47,831	7,691
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	3,114	3,157
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	9,132	9,276
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	858,612	833,536
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	556,341	541,404
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	7,116,098	5,492,936
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	267,760	231,858
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	273,504	237,154
Freddie Mac Multifamily Structured pass-thru certificates Series 1997-1929 Class EZ, 7.5% 2/17/2027	693	693
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	4,527	4,615
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	34,300	34,981
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	2,004	2,046
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	5,264	5,360
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	37,329	37,866
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	9,579	9,765
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	5,940	6,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	3,283	3,322
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	18,910	19,362
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	70,527	72,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.2468% 1/15/2032 (b)(c)	939	941
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	1,323	1,328
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.4468% 3/15/2032 (b)(c)	1,273	1,281
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 6/15/2031 (b)(c)	2,055	2,062
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 3/15/2032 (b)(c)	721	723
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	8,904	9,112
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	12,425	12,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	23,775	24,422
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8468% 11/15/2032 (b)(c)	14,274	14,252
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	53,070	53,775
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.3468% 2/15/2033 (b)(c)	270,325	271,827
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.8468% 3/15/2034 (b)(c)	354,834	352,104
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	33,219	33,859
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	1,023,253	1,022,236
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	255,829	253,254
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	100,339	102,716
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	11,024	11,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	161,224	158,877
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2998 Class LY, 5.5% 7/15/2025	138	138
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	53,306	54,303
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3007 Class EW, 5.5% 7/15/2025	230	230
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3110 Class OP, 0% 9/15/2035 (g)	2,808	2,768
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.1532% 2/15/2036 (b)(f)	16,564	1,491
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (g)	57,053	46,720
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (g)	10,908	9,488
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (g)	30,907	25,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (g)	39,255	32,713
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	53,710	55,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	220,989	225,786
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.2132% 11/15/2036 (b)(f)	76,905	6,745
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	16,439	16,840
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.1332% 6/15/2037 (b)(f)	51,294	5,717
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.6968% 5/15/2037 (b)(c)	59,936	59,182
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	186,344	187,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	250,442	251,012
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,438,025	1,439,485
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	2,026,007	2,028,285
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	37,853	37,341
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	228,893	212,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (f)	40,263	2,654
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4281 Class AI, 4% 12/15/2028 (f)	32	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (f)	220	1
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (f)	127,016	4,576
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	109,267	107,912
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	453,747	432,584
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	2,060,207	1,646,129
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	452,888	412,583
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	367,236	307,870
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class VA, 1% 8/15/2038	765,522	724,035
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	271,695	232,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	341,932	293,059
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	247,065	211,721
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	315,628	278,033
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	207,033	177,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	6,393,068	5,585,388
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	207,034	177,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	239,481	211,181
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,147,422	1,018,727
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	256,704	226,707
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.322% 10/25/2054 (b)(c)	1,027,692	1,021,799
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	3,317,173	3,302,823
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.522% 2/25/2055 (b)(c)	947,940	939,804
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.572% 10/25/2054 (b)(c)	1,787,221	1,783,872
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.472% 2/25/2055 (b)(c)	1,472,606	1,468,335
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	11,093	11,294
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	6,201	6,303
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,658	1,684
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (g)	20,084	16,459
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.7663% 5/20/2060 (b)(c)(h)	92,192	92,287
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.7334% 8/20/2060 (b)(c)(h)	875,080	875,929
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.8134% 12/20/2060 (b)(c)(h)	484,036	485,146
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 12/20/2060 (b)(c)(h)	470,552	472,241
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 2/20/2061 (b)(c)(h)	463,957	465,869
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.9234% 2/20/2061 (b)(c)(h)	528,436	530,549
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 4/20/2061 (b)(c)(h)	470,562	472,209
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(h)	431,312	433,195
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 5/20/2061 (b)(c)(h)	435,521	437,185
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.9634% 6/20/2061 (b)(c)(h)	456,294	458,177
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9834% 9/20/2061 (b)(c)(h)	167,431	168,112
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 10/20/2061 (b)(c)(h)	531,781	534,541
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 11/20/2061 (b)(c)(h)	587,526	591,044
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 5.1334% 1/20/2062 (b)(c)(h)	319,529	321,440
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 1/20/2062 (b)(c)(h)	629,635	633,333
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 5.0634% 3/20/2062 (b)(c)(h)	328,135	329,846
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 5.0834% 5/20/2061 (b)(c)(h)	15,416	15,418
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.9534% 10/20/2062 (b)(c)(h)	7,489	7,523
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (h)	8	7
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (h)	1,229	1,152
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.7934% 3/20/2063 (b)(c)(h)	10,797	10,816
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 5.0334% 8/20/2063 (b)(c)(h)	18,308	18,414
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 1/20/2064 (b)(c)(h)	33,490	33,673
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 5.0334% 12/20/2063 (b)(c)(h)	66,762	67,134
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.9334% 6/20/2064 (b)(c)(h)	137,013	137,492
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.7134% 5/20/2063 (b)(c)(h)	20,617	20,516
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (h)	1,864	1,753
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.6334% 4/20/2063 (b)(c)(h)	19,113	18,937
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(h)	87,751	85,588
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.59% 5/20/2066 (b)(c)(h)	568,269	566,377
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.8334% 12/20/2062 (b)(c)(h)	10,623	10,566
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	369,360	332,546
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 4.44% 8/20/2066 (b)(c)(h)	733,119	729,489
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (h)	2,395,320	2,323,592
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	648,729	655,094
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	82,422	81,754
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.0569% 5/16/2034 (b)(f)	16,659	1,080
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 2.7569% 8/17/2034 (b)(f)	19,089	1,659
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index + 39.5131%, 13.5411% 6/16/2037 (b)(c)	2,084	2,384
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.2469% 6/16/2037 (b)(f)	31,214	3,056
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.9389% 7/20/2037 (b)(c)	237,817	237,037
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.9189% 1/20/2038 (b)(c)	61,930	61,657
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 5.2989% 8/20/2038 (b)(c)	325,504	328,836
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 5.3389% 9/20/2038 (b)(c)	247,231	250,030
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 5.0432% 11/16/2039 (b)(c)	339,036	338,577
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.9732% 12/16/2039 (b)(c)	194,986	194,321
Ginnie Mae REMIC pass-thru certificates Series 2009-118 Class XZ, 5% 12/20/2039	5,360,967	5,461,336
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	53,757	50,921
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	721,555	698,565
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,869,062	2,745,190
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	159,043	153,826
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,452,863	1,469,200
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.9863% 3/20/2060 (b)(c)(h)	107,472	108,008
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (f)	59,031	2,540
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	110,392	108,037
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	578,952	576,984
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 1.6611% 7/20/2041 (b)(f)	66,123	6,290
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.8389% 8/20/2042 (b)(c)	261,959	257,167
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	293,577	287,823
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,409,710	1,263,187
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	532,309	489,708
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	901,903	802,280
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	721,049	647,335
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	278,684	253,974
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,342,129	1,179,777
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	758,925	676,725
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	618,636	553,766
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	772,584	710,501
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	695,939	644,089
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.2558% 5/20/2065 (b)(h)	54,268	53,829
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	2,905,950	2,815,589
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	1,200,000	1,201,346
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	527,036	485,322
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	366,740	356,689
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	309,791	308,591
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	834,474	782,682
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	4,041,261	3,868,784
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	882,909	858,999
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	639,572	623,869
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2054 (b)(d)	2,993,332	2,894,287
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	963,688	928,294
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (b)(c)	593	546
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (d)	1,900,000	1,896,315
TOTAL UNITED STATES		172,517,200
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $174,370,936)		172,517,200

Commercial Mortgage Securities - 7.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 7.0%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	3,880,000	3,896,250
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	2,861,404	2,724,207
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	825,000	764,065
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class CNM, 3.7186% 11/5/2032 (b)(d)	341,000	303,970
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	5,279,100	5,259,304
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class B, CME Term SOFR 1 month Index + 1.55%, 5.879% 1/15/2039 (b)(c)(d)	996,690	988,592
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class C, CME Term SOFR 1 month Index + 2.15%, 6.479% 1/15/2039 (b)(c)(d)	711,921	705,024
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,751,335	1,705,118
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,195	4,893,525
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	515,121	508,255
BANK Series 2018-BN10 Class A5, 3.688% 2/15/2061	2,479,000	2,421,538
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	1,195,882	1,189,836
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,229,517
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	182,853	175,418
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,161,038	1,105,603
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (b)(f)	16,407,962	693,200
BANK Series 2023-BNK45 Class A5, 5.203% 2/15/2056 (b)	900,000	899,662
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 5.0392% 11/25/2035 (b)(c)(d)	12,211	11,740
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 5.0992% 11/25/2035 (b)(c)(d)	6,119	6,014
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 5.1742% 11/25/2035 (b)(c)(d)	8,487	8,169
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 5.2042% 11/25/2035 (b)(c)(d)	7,561	7,088
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 5.3392% 11/25/2035 (b)(c)(d)	9,460	9,244
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 5.0242% 1/25/2036 (b)(c)(d)	29,014	27,299
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 6.5392% 1/25/2036 (b)(c)(d)	11,508	39,337
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 5.1142% 1/25/2036 (b)(c)(d)	9,342	8,824
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 5.1442% 1/25/2036 (b)(c)(d)	6,510	6,174
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 5.1892% 1/25/2036 (b)(c)(d)	9,503	8,944
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 5.3542% 1/25/2036 (b)(c)(d)	9,756	9,369
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 5.4142% 1/25/2036 (b)(c)(d)	9,756	10,233
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 5.4892% 1/25/2036 (b)(c)(d)	10,384	10,987
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.9792% 4/25/2036 (b)(c)(d)	8,837	8,235
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 5.0092% 4/25/2036 (b)(c)(d)	5,378	4,976
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 5.0392% 4/25/2036 (b)(c)(d)	5,677	5,229
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 5.0692% 4/25/2036 (b)(c)(d)	9,039	8,296
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 5.2192% 4/25/2036 (b)(c)(d)	5,122	4,707
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 5.2792% 4/25/2036 (b)(c)(d)	4,972	4,558
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.3992% 4/25/2036 (b)(c)(d)	5,348	4,621
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.9042% 7/25/2036 (b)(c)(d)	7,976	7,506
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.9342% 7/25/2036 (b)(c)(d)	5,606	5,190
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 4.9642% 7/25/2036 (b)(c)(d)	8,614	8,121
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 5.0692% 7/25/2036 (b)(c)(d)	5,334	4,966
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 5.1442% 7/25/2036 (b)(c)(d)	7,151	6,648
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 5.0842% 10/25/2036 (b)(c)(d)	7,528	60,144
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8442% 12/25/2036 (b)(c)(d)	63,235	59,152
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.8742% 12/25/2036 (b)(c)(d)	9,401	9,021
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 4.9042% 12/25/2036 (b)(c)(d)	11,670	11,669
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.9492% 12/25/2036 (b)(c)(d)	6,375	6,362
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.8442% 3/25/2037 (b)(c)(d)	15,450	14,557
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.8442% 7/25/2037 (b)(c)(d)	52,489	48,202
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.9192% 7/25/2037 (b)(c)(d)	49,135	45,172
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.9942% 7/25/2037 (b)(c)(d)	16,773	15,800
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 5.0542% 7/25/2037 (b)(c)(d)	20,330	19,103
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 5.1742% 7/25/2037 (b)(c)(d)	30,641	26,010
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.8742% 7/25/2037 (b)(c)(d)	17,017	15,931
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.9042% 7/25/2037 (b)(c)(d)	9,021	8,182
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.9492% 7/25/2037 (b)(c)(d)	9,610	8,618
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.9942% 7/25/2037 (b)(c)(d)	15,514	14,281
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 5.1892% 7/25/2037 (b)(c)(d)	24,423	22,448
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 5.3392% 7/25/2037 (b)(c)(d)	15,696	16,872
Bbcms Mtg Tr Series 2025-5C34 Class A3, 5.659% 5/15/2058	2,400,000	2,478,308
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	787,895
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,530,663
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,561,456
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	7,768,037
Benchmark Mortgage Trust Series 2021-B31 Class A5, 2.669% 12/15/2054	400,000	345,460
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,745,668
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	3,578,028	3,580,264
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3253% 9/15/2054 (b)	600,000	615,590
BMO Mortgage Trust Series 2025-5C9 Class A3, 5.7785% 4/15/2058 (b)	4,200,000	4,352,887
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.7007% 6/15/2041 (b)(c)(d)	5,567,000	5,570,480
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.9703% 6/15/2041 (b)(c)(d)	2,749,000	2,750,718
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 6.17% 6/15/2041 (b)(c)(d)	1,944,000	1,945,215
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(d)	3,579,000	3,596,918
BPR Trust Series 2022-OANA Class A, CME Term SOFR 1 month Index + 1.898%, 6.2267% 4/15/2037 (b)(c)(d)	19,188,000	19,182,004
BPR Trust Series 2022-OANA Class B, CME Term SOFR 1 month Index + 2.447%, 6.7757% 4/15/2037 (b)(c)(d)	4,991,000	4,987,881
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.7204% 3/15/2041 (b)(c)(d)	22,161,663	22,175,514
BX Commercial Mortgage Trust 21-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.8197% 4/15/2037 (b)(c)(d)	5,892,855	5,892,855
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.97% 5/15/2041 (b)(d)	10,171,758	10,184,473
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	2,703,893	2,678,544
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.6753% 4/15/2034 (b)(c)(d)	2,644,000	2,601,035
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.9753% 4/15/2034 (b)(c)(d)	1,748,000	1,717,410
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 6.2753% 4/15/2034 (b)(c)(d)	1,835,000	1,800,594
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	11,302,000	11,252,631
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 5.3423% 10/15/2036 (b)(c)(d)	1,691,000	1,681,488
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.5421% 10/15/2036 (b)(c)(d)	2,263,000	2,247,442
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.7418% 10/15/2036 (b)(c)(d)	2,197,000	2,177,776
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.391% 10/15/2036 (b)(c)(d)	7,638,000	7,585,489
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.3416% 2/15/2039 (b)(c)(d)	992,704	990,843
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.641% 2/15/2039 (b)(c)(d)	3,048,500	3,038,973
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.8904% 2/15/2039 (b)(c)(d)	3,048,500	3,035,163
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 6.2895% 2/15/2039 (b)(c)(d)	3,048,500	3,033,257
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	3,986,737	4,002,959
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.5195% 12/9/2040 (b)(c)(d)	953,008	955,688
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.9689% 12/9/2040 (b)(c)(d)	477,578	478,921
BX Commercial Mortgage Trust Series 2024-5C6 Class A3, 5.3161% 9/15/2057	1,600,000	1,624,975
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	10,809,967	10,809,967
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	16,580,000	16,581,928
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.7% 6/15/2035 (b)(c)(d)	2,787,000	2,790,760
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	12,304,993	12,320,374
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 6.0202% 4/15/2041 (b)(c)(d)	1,961,313	1,963,764
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 6.2699% 4/15/2041 (b)(c)(d)	1,628,133	1,630,168
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	21,878,000	21,713,916
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.7222% 3/15/2030 (b)(c)(d)	3,145,000	3,113,550
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.872% 3/15/2030 (b)(c)(d)	4,431,000	4,353,458
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(d)	13,781,000	12,677,435
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.2435% 2/15/2036 (b)(c)(d)	200,000	199,875
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	1,315,107	1,314,285
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 6.2687% 4/15/2037 (b)(c)(d)	3,609,900	3,609,900
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.6187% 4/15/2037 (b)(c)(d)	814,800	814,800
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 7.1677% 4/15/2037 (b)(c)(d)	681,800	681,800
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.7707% 2/15/2039 (b)(c)(d)	8,276,514	8,286,850
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 6.1203% 2/15/2039 (b)(c)(d)	1,038,826	1,039,799
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 3/15/2041 (b)(c)(d)	3,033,513	3,035,409
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 6.2696% 3/15/2041 (b)(c)(d)	4,027,641	4,030,158
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	7,160,000	7,133,150
CAMB Commercial Mortgage Trust Series 2019-LIFE Class A, CME Term SOFR 1 month Index + 1.367%, 5.696% 12/15/2037 (b)(c)(d)	5,900,000	5,896,313
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	938,604	923,911
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	1,273,826	1,264,086
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	18,910,079	18,769,955
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)	12,152,610	11,154,335
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	13,114,158	12,626,103
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	791,792	777,429
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,069,888	1,039,762
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	570,008	544,380
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,283,000	1,250,137
COMM Mortgage Trust Series 2020-SBX Class A, 1.67% 1/10/2038 (d)	22,582,000	21,434,545
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,461,955
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	1,500,000	1,474,382
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (d)	976,515	965,378
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	2,275,000	2,322,991
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	15,431,038	15,392,461
ELP Commercial Mortgage Trust Series 2021-ELP Class B, CME Term SOFR 1 month Index + 1.2347%, 5.5637% 11/15/2038 (b)(c)(d)	3,895,466	3,882,075
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	4,407,005	4,407,005
Extended Stay America Trust Series 2021-ESH Class B, CME Term SOFR 1 month Index + 1.4945%, 5.8235% 7/15/2038 (b)(c)(d)	2,509,711	2,509,711
Extended Stay America Trust Series 2021-ESH Class C, CME Term SOFR 1 month Index + 1.8145%, 6.1435% 7/15/2038 (b)(c)(d)	1,850,119	1,850,119
Extended Stay America Trust Series 2021-ESH Class D, CME Term SOFR 1 month Index + 2.3645%, 6.6935% 7/15/2038 (b)(c)(d)	3,732,831	3,732,831
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-K049 Class A2, 3.01% 7/25/2025	360,012	358,913
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,965,368	1,941,606
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	700,000	684,861
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	489,231
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	491,499	480,031
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,173,832
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	879,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,700,000	1,666,515
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,400,000	1,368,982
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,900,000	3,835,733
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	594,162
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,000,000	1,977,626
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	396,048
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,581,992
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,488,429
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,128,021
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,400,000	1,294,412
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,679,209
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (b)(d)	3,558,595	3,476,985
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 1.1862% 10/10/2048 (b)(f)	15,556,072	989
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	385,905
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	1,191,989	1,178,582
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	6,605,000	6,563,719
GS Mortgage Securities Trust Series 2021-IP Class B, CME Term SOFR 1 month Index + 1.2645%, 5.5935% 10/15/2036 (b)(c)(d)	1,021,000	1,013,343
GS Mortgage Securities Trust Series 2021-IP Class C, CME Term SOFR 1 month Index + 1.6645%, 5.9935% 10/15/2036 (b)(c)(d)	841,000	834,692
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)	4,100,000	3,955,681
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	113,148	111,748
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	1,186,166	1,176,674
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,604,111
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	2,821,000	2,673,418
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	485,000	369,918
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)	955,000	609,058
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (d)	31,484,000	27,863,025
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)	25,800,000	23,149,280
JPMorgan Chase Commercial Mortgage Securities Trust Series 2022-NLP Class A, CME Term SOFR 1 month Index + 0.8465%, 5.1752% 4/15/2037 (b)(c)(d)	6,833,957	6,714,363
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.624% 5/15/2039 (b)(c)(d)	12,720,000	12,338,400
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 6.1226% 5/15/2039 (b)(c)(d)	8,835,000	8,039,850
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.4218% 5/15/2039 (b)(c)(d)	4,950,000	4,455,000
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.8706% 5/15/2039 (b)(c)(d)	4,400,000	3,937,648
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.5435% 3/15/2038 (b)(c)(d)	161,375	160,265
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.8435% 3/15/2038 (b)(c)(d)	1,471,400	1,458,525
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 6.1935% 3/15/2038 (b)(c)(d)	1,285,200	1,269,135
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 5.2444% 4/15/2038 (b)(c)(d)	265,418	265,253
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	300,000	299,625
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A3, 3.272% 1/15/2049	7,429,671	7,365,463
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	3,986,132
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (b)(d)	6,157,488	5,934,468
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.826% 12/15/2035 (b)(c)(d)	22,356,000	21,912,741
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	1,248,737	1,252,201
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 8.1667% 11/15/2040 (b)(c)(d)	2,338,400	2,338,400
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 6.3287% 2/15/2039 (b)(c)(d)	2,586,000	2,534,491
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.9787% 2/15/2039 (b)(c)(d)	1,345,000	1,304,813
SREIT Trust Series 2021-FLWR Class A, CME Term SOFR 1 month Index + 0.691%, 5.02% 7/15/2036 (b)(c)(d)	3,119,412	3,117,462
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	11,846,120	11,831,312
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.523% 11/15/2038 (b)(c)(d)	4,988,590	4,973,001
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.7722% 11/15/2038 (b)(c)(d)	3,098,681	3,087,061
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 6.0214% 11/15/2038 (b)(c)(d)	2,035,869	2,028,234
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	10,050,000	10,046,845
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.9211% 12/15/2039 (b)(c)(d)	2,152,000	2,143,924
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 6.3206% 12/15/2039 (b)(c)(d)	1,586,000	1,576,015
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	596,930	578,258
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	1,875,217	1,809,434
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	9,860,000	8,172,163
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	510,000	406,975
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 5.8632% 1/15/2059 (b)(c)	15,222,403	15,246,109
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	2,300,000	2,250,574
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.4932% 7/15/2048 (b)(c)(d)	2,900,000	2,900,412
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	1,297,720	1,286,903
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,223,691
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	376,818	361,366
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0875% 8/15/2054 (b)(f)	14,800,000	871,871
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	2,900,000	2,668,656
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.6435% 5/15/2031 (b)(c)(d)	5,818,000	5,774,715
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	725,610
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.12% 10/15/2041 (b)(c)(d)	3,900,000	3,913,265
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.6193% 10/15/2041 (b)(c)(d)	2,000,000	2,008,628
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.3194% 8/15/2041 (b)(c)(d)	500,000	498,780
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 6.0199% 8/15/2041 (b)(c)(d)	1,200,000	1,193,996
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	4,300,000	4,287,213
TOTAL UNITED STATES		708,373,295
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $728,699,694)		708,373,295

Fixed-Income Funds - 1.5%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (j) (Cost $165,651,379)	1,772,030	155,495,600

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
PANAMA - 0.1%
Panamanian Republic 3.298% 1/19/2033 (Cost $18,095,000)	18,095,000	14,261,122

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $3,939,226)	3,960,000	3,876,709
TOTAL MUNICIPAL SECURITIES (Cost $3,939,226)		3,876,709

Non-Convertible Corporate Bonds - 25.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)	2,250,000	2,109,919
Westpac Banking Corp 4.11% 7/24/2034 (b)	3,103,000	2,971,194

TOTAL AUSTRALIA		5,081,113
BELGIUM - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide Inc 5.8% 1/23/2059	8,567,000	8,557,861
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,717,995
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	10,972,794

TOTAL CHINA		13,690,789
FRANCE - 0.4%
Financials - 0.4%
Banks - 0.4%
BNP Paribas SA 2.219% 6/9/2026 (b)(d)	9,008,000	9,003,389
BNP Paribas SA 5.786% 1/13/2033 (b)(d)	10,422,000	10,675,164
BPCE SA 4.875% 4/1/2026 (d)	4,662,000	4,663,838
Societe Generale SA 1.488% 12/14/2026 (b)(d)	13,930,000	13,668,627
Societe Generale SA 5.5% 4/13/2029 (b)(d)	7,117,000	7,203,067

TOTAL FRANCE		45,214,085
GERMANY - 0.8%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (b)	8,509,000	7,664,361
Deutsche Bank AG/New York NY 4.1% 1/13/2026	5,262,000	5,234,685
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)	11,000,000	10,951,606
		23,850,652
Health Care - 0.6%
Pharmaceuticals - 0.6%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	58,400,000	57,284,986
TOTAL GERMANY		81,135,638
IRELAND - 0.6%
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	10,220,000	10,012,960
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,105,716
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,208,805
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,241,617
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	2,472,000	2,464,116
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	4,349,000	4,350,871
		32,384,085
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (d)	7,484,000	7,253,171
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	4,949,000	4,915,655
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	781,000	778,213
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	4,217,000	4,217,759
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	9,091,000	9,410,888
		26,575,686
TOTAL IRELAND		58,959,771
ITALY - 0.4%
Financials - 0.4%
Banks - 0.4%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	37,209,000	37,293,784
MEXICO - 0.8%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	3,034,044
Petroleos Mexicanos 6.49% 1/23/2027	1,757,000	1,726,253
Petroleos Mexicanos 6.5% 3/13/2027	5,805,000	5,698,014
Petroleos Mexicanos 6.7% 2/16/2032	4,730,000	4,223,417
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	9,597,440
Petroleos Mexicanos 6.84% 1/23/2030	349,000	326,297
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	2,869,698
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	51,666,560

TOTAL MEXICO		79,141,723
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 4.375% 8/4/2025	3,024,000	3,020,074
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	589,766	613,699
SWITZERLAND - 0.5%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 1.494% 8/10/2027 (b)(d)	7,599,000	7,310,996
UBS Group AG 4.194% 4/1/2031 (b)(d)	30,399,000	29,459,550
		36,770,546
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)	600,000	591,807
TOTAL FINANCIALS		37,362,353

Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.6% 4/7/2027 (d)	9,582,000	9,591,591
Holcim Finance US LLC 4.7% 4/7/2028 (d)	6,887,000	6,922,228
		16,513,819
TOTAL SWITZERLAND		53,876,172
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 4.375% 1/12/2026	2,821,000	2,814,209
Barclays PLC 4.836% 5/9/2028	3,683,000	3,689,564
Barclays PLC 5.088% 6/20/2030 (b)	11,424,000	11,379,955
Barclays PLC 5.2% 5/12/2026	26,475,000	26,541,993
NatWest Group PLC 3.073% 5/22/2028 (b)	5,536,000	5,368,965
NatWest Group PLC 4.8% 4/5/2026	12,145,000	12,171,979
		61,966,665
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	2,547,000	2,406,705
TOTAL UNITED KINGDOM		64,373,370
UNITED STATES - 21.3%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,485,348
AT&T Inc 3.65% 9/15/2059	2,236,000	1,469,232
AT&T Inc 4.3% 2/15/2030	34,036,000	33,677,357
Verizon Communications Inc 2.987% 10/30/2056	869,000	508,851
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,286,039
Verizon Communications Inc 4.862% 8/21/2046	14,251,000	12,434,418
		52,861,245
Media - 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,076,544
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	22,302,515
Charter Communications Operating LLC / Charter Communications Operating Capital 3.9% 6/1/2052	7,000,000	4,620,469
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	16,000,000	12,372,169
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,611,926
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	18,754,529
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,014,000	9,664,979
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,340,336
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,703,439
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	6,968,586
Comcast Corp 3.75% 4/1/2040	622,000	503,623
Discovery Communications LLC 3.625% 5/15/2030	7,090,000	6,270,075
Discovery Communications LLC 4.125% 5/15/2029	251,000	233,712
Time Warner Cable LLC 4.5% 9/15/2042	544,000	418,641
Time Warner Cable LLC 5.5% 9/1/2041	966,000	851,359
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,618,355
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,624,941
Time Warner Cable LLC 6.75% 6/15/2039	6,233,000	6,307,782
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,546,923
Warnermedia Holdings Inc 3.755% 3/15/2027	2,258,000	2,188,841
Warnermedia Holdings Inc 4.054% 3/15/2029	1,581,000	1,472,232
Warnermedia Holdings Inc 4.279% 3/15/2032	5,334,000	4,526,269
Warnermedia Holdings Inc 5.05% 3/15/2042	2,865,000	2,060,873
Warnermedia Holdings Inc 5.141% 3/15/2052	41,430,000	26,857,334
		151,896,452
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,712,253
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,285,344
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	11,038,837
		37,036,434
TOTAL COMMUNICATION SERVICES		241,794,131

Consumer Discretionary - 1.1%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,107,350
Stellantis Finance US Inc 5.35% 3/17/2028 (d)	12,000,000	12,034,559
		15,141,909
Distributors - 0.1%
Genuine Parts Co 4.95% 8/15/2029	10,000,000	10,089,393
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,466,276
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,882,638
		11,348,914
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,239,816
Specialty Retail - 0.4%
AutoNation Inc 4.75% 6/1/2030	909,000	892,329
AutoZone Inc 4% 4/15/2030	21,631,000	20,987,726
AutoZone Inc 5.165% 6/15/2030	5,200,000	5,282,155
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,340,528
Lowe's Cos Inc 4.25% 4/1/2052	10,263,000	7,787,016
Lowe's Cos Inc 4.45% 4/1/2062	10,550,000	7,946,301
		45,236,055
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	17,534,433
TOTAL CONSUMER DISCRETIONARY		114,590,520

Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.4%
Kroger Co/The 5% 9/15/2034	5,350,000	5,210,747
Kroger Co/The 5.5% 9/15/2054	5,350,000	4,947,053
Mars Inc 4.8% 3/1/2030 (d)	7,465,000	7,511,069
Mars Inc 5% 3/1/2032 (d)	5,604,000	5,622,845
Mars Inc 5.2% 3/1/2035 (d)	4,658,000	4,640,528
Mars Inc 5.65% 5/1/2045 (d)	4,530,000	4,444,076
Mars Inc 5.7% 5/1/2055 (d)	9,034,000	8,763,884
		41,140,202
Food Products - 0.1%
Kraft Heinz Foods Co 7.125% 8/1/2039 (d)	5,618,000	6,193,637
TOTAL CONSUMER STAPLES		47,333,839

Energy - 1.8%
Oil, Gas & Consumable Fuels - 1.8%
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (d)	10,000,000	9,794,941
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	1,258,000	1,307,056
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	3,393,000	3,492,439
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	1,014,000	1,018,762
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	1,826,000	1,835,127
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	1,093,000	1,109,413
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,502,879
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,151,541
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,608,631
Energy Transfer LP 5% 5/15/2050	18,683,000	15,102,605
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,572,627
Energy Transfer LP 5.4% 10/1/2047	1,426,000	1,229,502
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,414,823
Energy Transfer LP 6% 6/15/2048	1,441,000	1,338,002
Energy Transfer LP 6.125% 12/15/2045	400,000	381,037
Energy Transfer LP 6.25% 4/15/2049	1,064,000	1,013,085
Hess Corp 5.6% 2/15/2041	22,554,000	21,861,998
Hess Corp 7.125% 3/15/2033	839,000	935,064
Hess Corp 7.3% 8/15/2031	1,023,000	1,144,126
Hess Corp 7.875% 10/1/2029	2,921,000	3,268,024
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	11,947,317
MPLX LP 4.8% 2/15/2029	816,000	818,710
MPLX LP 4.95% 9/1/2032	7,989,000	7,771,767
MPLX LP 5.5% 2/15/2049	2,450,000	2,152,299
Occidental Petroleum Corp 5.2% 8/1/2029	7,598,000	7,547,511
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	9,317,002
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,702,457
Occidental Petroleum Corp 6.6% 3/15/2046	3,032,000	2,872,390
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,237,700
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,725,039
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,823,110
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,446,811
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,611,327
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,744,603
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,174,553
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,149,002
Western Gas Partners LP 4.65% 7/1/2026	1,129,000	1,125,846
Western Gas Partners LP 4.75% 8/15/2028	781,000	775,614
Western Gas Partners LP 5.25% 2/1/2050 (e)	7,720,000	6,265,668
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,320,182
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,057,879
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,670,180
		177,338,649
Financials - 9.0%
Banks - 4.9%
Bank of America Corp 1.922% 10/24/2031 (b)	20,000,000	17,215,683
Bank of America Corp 2.299% 7/21/2032 (b)	25,000,000	21,449,464
Bank of America Corp 2.884% 10/22/2030 (b)	50,000,000	46,321,792
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,325,308
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,834,816
Bank of America Corp 5.015% 7/22/2033 (b)	13,700,000	13,652,382
Citigroup Inc 2.976% 11/5/2030 (b)	50,000,000	46,267,227
Citigroup Inc 4.075% 4/23/2029 (b)	16,389,000	16,128,370
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,301,325
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,109,355
Citigroup Inc 4.412% 3/31/2031 (b)	21,454,000	20,977,243
Citigroup Inc 4.45% 9/29/2027	55,258,000	55,030,673
Citigroup Inc 4.6% 3/9/2026	5,613,000	5,607,663
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,492,158
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	3,780,488
JPMorgan Chase & Co 2.956% 5/13/2031 (b)	5,034,000	4,583,502
JPMorgan Chase & Co 4.493% 3/24/2031 (b)	17,000,000	16,798,300
JPMorgan Chase & Co 5.103% 4/22/2031 (b)	7,842,000	7,955,774
JPMorgan Chase & Co 5.572% 4/22/2036 (b)	9,315,000	9,477,261
JPMorgan Chase & Co 5.717% 9/14/2033 (b)	65,747,000	67,606,873
Wells Fargo & Co 3.196% 6/17/2027 (b)	40,441,000	39,859,710
Wells Fargo & Co 3.526% 3/24/2028 (b)	11,202,000	10,986,884
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,109,460
Wells Fargo & Co 4.478% 4/4/2031 (b)	15,500,000	15,241,128
Wells Fargo & Co 5.15% 4/23/2031 (b)	10,615,000	10,742,073
Wells Fargo & Co 5.605% 4/23/2036 (b)	9,375,000	9,484,513
		494,339,425
Capital Markets - 2.0%
Ares Capital Corp 3.25% 7/15/2025	42,008,000	41,915,073
Ares Capital Corp 3.875% 1/15/2026	16,340,000	16,231,585
Athene Global Funding 5.339% 1/15/2027 (d)	12,500,000	12,612,480
Athene Global Funding 5.583% 1/9/2029 (d)	6,252,000	6,381,090
Blackstone Private Credit Fund 7.05% 9/29/2025	10,049,000	10,112,737
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)	12,267,000	10,556,015
Goldman Sachs Group Inc/The 4.25% 10/21/2025	7,670,000	7,657,561
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	25,901,594
LPL Holdings Inc 4.9% 4/3/2028	11,237,000	11,252,266
Moody's Corp 5% 8/5/2034	10,680,000	10,616,640
Morgan Stanley 3.622% 4/1/2031 (b)	35,865,000	34,006,056
Morgan Stanley 5.192% 4/17/2031 (b)	7,108,000	7,211,803
Morgan Stanley 5.664% 4/17/2036 (b)	5,638,000	5,730,088
		200,184,988
Consumer Finance - 0.9%
Ally Financial Inc 5.543% 1/17/2031 (b)	1,586,000	1,582,972
Ally Financial Inc 5.737% 5/15/2029 (b)	1,885,000	1,903,463
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,491,143
Ally Financial Inc 8% 11/1/2031	3,172,000	3,549,312
American Express Co 5.085% 1/30/2031 (b)	7,096,000	7,203,697
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,461,501
Capital One Financial Corp 3.8% 1/31/2028	6,614,000	6,484,066
Capital One Financial Corp 4.1% 2/9/2027	8,206,000	8,141,302
Capital One Financial Corp 4.5% 1/30/2026	3,562,000	3,557,056
Capital One Financial Corp 4.985% 7/24/2026 (b)	8,087,000	8,086,937
Capital One Financial Corp 5.247% 7/26/2030 (b)	10,430,000	10,524,576
Capital One Financial Corp 7.624% 10/30/2031 (b)	7,729,000	8,619,709
Synchrony Financial 3.95% 12/1/2027	5,215,000	5,071,458
		89,677,192
Financial Services - 0.7%
Corebridge Financial Inc 3.9% 4/5/2032	8,299,000	7,639,027
Corebridge Financial Inc 4.35% 4/5/2042	931,000	763,257
Corebridge Financial Inc 4.4% 4/5/2052	2,754,000	2,137,286
Equitable Holdings Inc 4.572% 2/15/2029 (d)	1,160,000	1,143,439
Jackson Financial Inc 3.125% 11/23/2031	955,000	829,260
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,768,902
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	4,014,424
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	14,165,000	13,657,252
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	14,250,000	12,249,021
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,330,000	1,195,638
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	4,285,000	4,328,030
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.5% 1/15/2030	12,684,000	12,837,020
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.75% 4/1/2033	2,977,000	3,015,522
Pine Street Trust II 5.568% 2/15/2049 (d)	4,529,000	4,059,530
		71,637,608
Insurance - 0.5%
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	13,114,000	12,082,068
Liberty Mutual Group Inc 3.95% 5/15/2060 (d)	10,260,000	6,611,469
Lincoln National Corp 3.4% 1/15/2031	9,415,000	8,641,644
Pacific LifeCorp 5.125% 1/30/2043 (d)	1,657,000	1,499,909
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	2,060,524
Prudential Financial Inc 6% 9/1/2052 (b)	14,201,000	14,176,613
Unum Group 4% 6/15/2029	3,614,000	3,509,675
Unum Group 4.046% 8/15/2041 (d)	354,000	275,926
Unum Group 5.75% 8/15/2042	971,000	922,004
Western-Southern Global Funding 4.9% 5/1/2030 (d)	3,097,000	3,105,676
		52,885,508
TOTAL FINANCIALS		908,724,721

Health Care - 1.0%
Biotechnology - 0.1%
Amgen Inc 5.25% 3/2/2033	4,736,000	4,779,466
Amgen Inc 5.6% 3/2/2043	4,499,000	4,366,111
Amgen Inc 5.75% 3/2/2063	4,076,000	3,853,473
		12,999,050
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	12,745,000	11,738,032
Centene Corp 2.5% 3/1/2031	2,391,000	2,030,145
Centene Corp 2.625% 8/1/2031	5,945,000	5,035,512
Centene Corp 3% 10/15/2030	6,068,000	5,337,875
Centene Corp 3.375% 2/15/2030	5,110,000	4,657,252
Centene Corp 4.25% 12/15/2027	5,450,000	5,322,886
Centene Corp 4.625% 12/15/2029	8,470,000	8,156,618
HCA Inc 3.5% 9/1/2030	3,895,000	3,633,024
HCA Inc 3.625% 3/15/2032	1,074,000	974,457
HCA Inc 5.625% 9/1/2028	4,885,000	4,993,532
HCA Inc 5.875% 2/1/2029	3,803,000	3,925,273
Humana Inc 5.375% 4/15/2031	5,665,000	5,701,345
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	10,605,473
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,479,941
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,167,039
		82,758,404
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (b)	905,000	929,934
Utah Acquisition Sub Inc 3.95% 6/15/2026	786,000	775,728
		1,705,662
TOTAL HEALTH CARE		97,463,116

Industrials - 0.7%
Aerospace & Defense - 0.5%
Boeing Co 5.15% 5/1/2030	14,840,000	14,970,104
Boeing Co 5.805% 5/1/2050	4,840,000	4,532,323
Boeing Co 5.93% 5/1/2060	4,840,000	4,480,892
Boeing Co 6.259% 5/1/2027	958,000	984,693
Boeing Co 6.298% 5/1/2029	2,737,000	2,878,750
Boeing Co 6.388% 5/1/2031	2,073,000	2,211,838
Boeing Co 6.528% 5/1/2034	2,219,000	2,368,498
Boeing Co 6.858% 5/1/2054	3,340,000	3,562,140
Boeing Co 7.008% 5/1/2064	3,152,000	3,367,047
		39,356,285
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	802,703
Carrier Global Corp 6.2% 3/15/2054	473,000	499,876
		1,302,579
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	955,000	967,382
Paychex Inc 5.35% 4/15/2032	1,328,000	1,347,716
Paychex Inc 5.6% 4/15/2035	1,042,000	1,059,529
		3,374,627
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.375% 7/1/2025	7,888,000	7,877,899
Air Lease Corp 3.75% 6/1/2026	15,000,000	14,875,788
		22,753,687
TOTAL INDUSTRIALS		66,787,178

Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,419,182
IT Services - 0.1%
VeriSign Inc 5.25% 6/1/2032	8,939,000	9,009,609
Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc 1.95% 2/15/2028 (d)	2,435,000	2,287,494
Broadcom Inc 2.45% 2/15/2031 (d)	20,716,000	18,315,707
Broadcom Inc 2.6% 2/15/2033 (d)	20,716,000	17,488,040
Broadcom Inc 3.187% 11/15/2036 (d)	5,647,000	4,593,074
Broadcom Inc 3.5% 2/15/2041 (d)	16,728,000	12,966,298
		55,650,613
Software - 0.0%
Oracle Corp 3.6% 4/1/2050	6,370,000	4,328,232
Oracle Corp 3.85% 4/1/2060	6,400,000	4,258,300
		8,586,532
TOTAL INFORMATION TECHNOLOGY		75,665,936

Materials - 0.1%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (b)	4,423,000	4,579,419
Celanese US Holdings LLC 7.05% 11/15/2030 (b)	4,484,000	4,621,121
Celanese US Holdings LLC 7.2% 11/15/2033 (b)	2,619,000	2,733,987
		11,934,527
Real Estate - 3.2%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,540,957
Piedmont Operating Partnership LP 9.25% 7/20/2028	5,344,000	5,901,282
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,479,485
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,359,040
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,613,085
VICI Properties LP 4.75% 4/1/2028	1,765,000	1,764,271
VICI Properties LP 4.95% 2/15/2030	9,911,000	9,833,131
VICI Properties LP 5.125% 5/15/2032	998,000	977,926
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,139,876
Vornado Realty LP 2.15% 6/1/2026	2,457,000	2,375,737
Vornado Realty LP 3.4% 6/1/2031	8,887,000	7,638,185
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,005,133
		43,628,108
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,420,954
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,478,685
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,034,713
Healthcare Realty Holdings LP 3.5% 8/1/2026	1,176,000	1,156,088
Healthpeak OP LLC 5.375% 2/15/2035	10,500,000	10,391,978
Omega Healthcare Investors Inc 3.25% 4/15/2033	7,993,000	6,757,278
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,771,000	3,402,292
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	4,896,430
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	450,934
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,136,770
Omega Healthcare Investors Inc 5.25% 1/15/2026	2,371,000	2,373,550
Ventas Realty LP 2.5% 9/1/2031	16,206,000	14,088,005
Ventas Realty LP 3% 1/15/2030	6,770,000	6,272,483
Ventas Realty LP 4% 3/1/2028	1,358,000	1,336,373
Ventas Realty LP 4.125% 1/15/2026	630,000	626,858
Ventas Realty LP 4.75% 11/15/2030	10,898,000	10,836,522
		80,659,913
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,571,000	2,262,216
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,079,561
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,783,616
COPT Defense Properties LP 2% 1/15/2029	747,000	669,224
COPT Defense Properties LP 2.25% 3/15/2026	2,339,000	2,289,956
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	1,911,199
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	4,550,544
		16,284,100
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,640,834
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,043,173
Brandywine Operating Partnership LP 8.3% 3/15/2028	8,285,000	8,686,027
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,666,897
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	5,023,529
Tanger Properties LP 2.75% 9/1/2031	5,725,000	4,947,178
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,623,657
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,820,680
		37,451,975
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	838,240
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	965,260
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,415,976
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	1,974,591
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,256,907
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	2,008,576
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	4,878,287
UDR Inc 5.125% 9/1/2034	4,135,000	4,030,692
		23,368,529
Retail REITs - 1.1%
Agree LP 5.6% 6/15/2035	6,830,000	6,853,148
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,517,688
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	11,891,283
Brixmor Operating Partnership LP 4.125% 6/15/2026	3,253,000	3,234,707
Brixmor Operating Partnership LP 5.2% 4/1/2032	9,873,000	9,816,265
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	4,981,657
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,107,998
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,059,902
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,100,439
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,566,509
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,581,816
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,072,933
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,217,143
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,179,525
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,908,688
Regency Centers LP 5% 7/15/2032	6,977,000	6,964,341
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,709,110
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,744,768
		106,507,920
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	10,400,000	10,512,358
TOTAL REAL ESTATE		320,675,119

Utilities - 0.8%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,707,759
DPL Inc 4.35% 4/15/2029	2,835,000	2,728,552
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	1,869,000	1,632,839
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	5,941,000	5,066,194
Southern Co/The 4.85% 3/15/2035	27,400,000	26,369,108
		38,504,452
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	5,591,000	4,780,798
AES Corp/The 3.95% 7/15/2030 (d)	8,852,000	8,261,152
		13,041,950
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	18,034,000
NiSource Inc 5.95% 6/15/2041	1,097,000	1,084,432
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,762,445
Puget Energy Inc 4.224% 3/15/2032	7,271,000	6,699,877
Sempra 6% 10/15/2039	1,733,000	1,720,349
		31,301,103
TOTAL UTILITIES		82,847,505

TOTAL UNITED STATES		2,145,155,241
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,779,511,296)		2,596,113,320

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Financials - 0.2%
Banks - 0.2%
Bank of Nova Scotia/The 4.9% (b)(k)	11,200,000	11,325,503
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 7.1513% (b)(c)(k)	8,146,000	8,031,857

TOTAL PREFERRED SECURITIES (Cost $19,945,668)		19,357,360

U.S. Government Agency - Mortgage Securities - 22.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.5%
Fannie Mae 2% 11/1/2051	3,242,879	2,540,580
Fannie Mae 2% 2/1/2052	1,073,673	850,546
Fannie Mae 2% 3/1/2052 (n)	3,977,284	3,110,965
Fannie Mae 2.5% 1/1/2052	2,174,943	1,785,817
Fannie Mae 2.5% 4/1/2052	2,586,060	2,144,392
Fannie Mae 2.5% 6/1/2052	3,490,605	2,894,451
Fannie Mae 3% 6/1/2052	2,141,079	1,855,425
Fannie Mae 3.5% 12/1/2036	115,206	109,927
Fannie Mae 3.5% 5/1/2036	88,525	85,645
Fannie Mae 5.5% 2/1/2055	5,446,562	5,436,751
Fannie Mae 6.5% 7/1/2054	490,037	508,769
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.999% 10/1/2035 (b)(c)	18,239	18,605
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	4,199	4,317
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	7,975	8,190
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 7.48% 7/1/2034 (b)(c)	1,239	1,262
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.552%, 6.512% 2/1/2044 (b)(c)	2,958	3,047
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 7.428% 6/1/2036 (b)(c)	4,967	5,081
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	34,772	35,869
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.513% 2/1/2044 (b)(c)	7,960	8,201
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.543% 4/1/2044 (b)(c)	12,852	13,263
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(c)	6,724	6,927
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	5,005	5,158
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 7.065% 9/1/2036 (b)(c)	1,005	1,034
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.634%, 6.905% 11/1/2036 (b)(c)	10,251	10,530
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.65%, 7.379% 5/1/2035 (b)(c)	7,525	7,716
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.709% 3/1/2033 (b)(c)	15,752	16,166
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.89% 5/1/2036 (b)(c)	7,465	7,685
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.698%, 6.822% 7/1/2043 (b)(c)	59,908	62,199
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 7.109% 6/1/2042 (b)(c)	38,474	39,949
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.752% 3/1/2040 (b)(c)	30,435	31,541
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.947% 7/1/2035 (b)(c)	15,314	15,744
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.5% 8/1/2041 (b)(c)	14,031	14,567
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	77,042	79,422
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.635% 1/1/2042 (b)(c)	152,536	158,771
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 7.622% 7/1/2041 (b)(c)	9,510	9,877
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.807%, 7.12% 12/1/2040 (b)(c)	189,312	197,063
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	2,867	2,973
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	67,776	70,607
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.318% 9/1/2041 (b)(c)	17,538	18,257
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 7.631% 7/1/2041 (b)(c)	21,320	22,163
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.726% 2/1/2035 (b)(c)	11,175	11,529
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 7.004% 10/1/2041 (b)(c)	5,704	5,874
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	59,657	61,681
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(c)	34,489	35,345
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.954%, 7.704% 7/1/2037 (b)(c)	12,414	12,883
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.147%, 6.98% 7/1/2036 (b)(c)	5,882	5,980
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	3,218	3,292
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.913% 6/1/2036 (b)(c)	6,100	6,237
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.279%, 7.241% 10/1/2033 (b)(c)	4,761	4,860
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 7.296% 7/1/2034 (b)(c)	5,586	5,702
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	1,007,123	830,911
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	7,265,293	6,407,955
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	304,732	251,836
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041 (n)	8,294,257	6,780,790
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	3,076,150	2,540,017
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	318,395	262,464
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	5,021,675	4,422,818
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	324,516	267,314
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	24,843	21,881
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	4,047,130	3,569,550
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,712,315	1,516,675
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2036	7,474,695	6,801,312
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,884,203	1,474,970
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	119,502	94,443
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	18,013	14,101
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	132,518	103,778
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2035	445,359	405,238
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,231,675	1,039,252
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,851,419	1,471,871
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	489,448	383,450
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	45,519	35,989
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,719,270	3,738,527
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	250,514	197,827
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	108,537	85,778
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	22,690	17,698
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	184,454	167,059
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,805	12,628
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,178,663	994,542
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	944,333	796,691
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,303,158	1,025,824
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	570,120	444,691
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	366,912	287,451
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	230,565	182,073
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	167,059	130,305
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	118,719	92,600
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,003	15,646
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	20,008	15,606
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	234,516	200,543
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	15,220	12,952
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,304,749	1,033,600
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	20,216	15,769
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	1,340,390	1,305,429
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,374,196	1,252,115
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	16,220	13,772
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,933,892	3,310,491
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	491,971	385,119
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	53,162	42,015
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	38,706	30,590
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	29,151	22,819
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	18,634	14,616
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	3,080,653	2,403,859
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	2,309,685	1,808,763
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	717,225	566,380
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	361,846	329,135
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	16,592	14,088
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	4,036,241	3,159,603
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	763,959	603,524
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	303,951	237,745
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	291,202	230,140
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	254,164	200,789
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	224,242	177,641
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	50,391	39,809
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	40,163	31,729
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	34,067	26,913
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	26,730	20,966
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	13,119,748	10,221,049
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,406,790	5,061,338
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,154,942	1,694,988
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	786,196	623,548
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	454,025	359,387
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	4,201,651	3,289,087
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,995,980	2,343,406
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,582,313	2,040,016
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,055,836	1,608,041
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	56,551	44,269
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,414,253	3,455,514
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	2,626,408	2,054,332
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	115,306	91,091
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	17,786	15,065
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2051	153,536	119,980
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2052	21,262	16,564
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	303,407	276,643
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	157,411	143,181
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	1,110,789	939,577
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	761,617	647,485
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (l)(m)	11,703,780	9,183,761
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,385,876	1,091,372
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	861,103	680,806
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,301,031	2,590,264
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	497,363	391,205
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	264,912	209,197
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	68,580	53,728
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	20,671	16,194
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	544,935	496,865
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	259,473	202,631
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	133,147	103,979
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	19,529	15,251
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	249,664	195,283
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	144,559	112,891
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	205,833	196,969
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	338,254	294,720
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	100,398	87,196
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	32,792	28,541
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	30,220	26,298
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	21,483	18,682
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,662	11,945
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	10,433,614	8,677,761
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	412,066	341,690
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	202,173	193,555
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,100,908	912,886
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	880,084	724,276
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	264,551	217,798
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	206,527	169,060
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	36,944	35,867
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	132,267	126,684
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	52,755	50,283
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	13,853	13,199
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	2,216,760	2,049,459
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	786,805	687,165
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	510,557	446,151
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	171,066	150,022
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	22,353	19,467
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	8,012	6,970
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	871,202	726,222
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,644,665	3,000,559
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	825,925	686,932
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	367,856	351,860
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	98,104	93,465
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,003,735	959,590
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2036	14,284,945	13,305,060
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	18,704	16,368
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	10,012	8,715
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	5,261,513	4,330,025
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	412,898	385,994
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	287,047	267,716
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	113,229	108,449
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	194,997	169,579
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	14,312	12,446
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	14,876	12,251
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	8,046,077	6,714,647
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	308,603	255,029
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	4,534,968	4,229,558
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	23,404	20,340
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	22,026	19,143
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2047	87,768	72,860
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,687,791	3,045,284
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	2,096,140	1,736,834
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,167,254	1,120,016
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	203,680	194,990
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,401,199	2,184,257
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	151,687	131,842
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	45,517	39,495
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	28,672	24,984
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	26,575	22,963
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,493,397	4,579,224
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,586,819	1,305,892
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,507,245	1,446,230
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,470,725	1,410,532
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,359,580	1,304,570
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,333,525	1,279,538
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,266,656	1,214,281
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,051,218	1,008,609
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	126,066	121,070
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,643,931	4,680,014
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	709,402	584,697
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,932	14,780
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,320,694	3,570,619
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	309,234	255,551
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2053	429,064	350,824
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,858,552	1,781,690
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,193,226	1,143,872
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,160,401	1,113,966
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	516,535	456,443
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	6,655	5,707
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	22,961,390	19,341,226
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2052	448,954	367,087
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	302,834	290,447
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	11,826	10,233
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	3,059,143	2,518,514
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,472,547	2,035,584
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,393,631	1,970,615
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	660,659	578,330
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	37,991	36,664
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	93,982	89,676
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2037	533,666	499,489
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	27,721	25,192
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	503,496	454,120
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	105,044	94,596
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	69,439	62,930
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	59,457	53,543
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	54,694	49,370
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,694	46,596
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,231	46,048
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	43,013	38,680
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,615	26,011
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	28,514	25,883
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,928	19,885
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	21,454	19,302
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	18,206	16,393
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,045	15,377
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,101	15,362
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,724	15,084
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,770	15,079
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,563	14,933
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,686	14,082
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,373	13,970
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,684	12,322
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,634	11,423
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,563	4,972
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	54,928	49,830
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	220,046	188,453
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	45,032	40,559
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	8,439	7,640
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,238	5,641
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,302	3,912
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	197,044	173,034
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2050	16,282	14,125
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	767,880	659,793
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	88,417	85,909
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	366,491	343,708
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2036	61,180	57,377
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	183,066	166,651
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	250,509	226,164
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	42,448	38,247
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	36,053	32,590
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	25,726	23,099
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	14,032	12,680
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,779	11,523
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,482	11,339
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,340	11,148
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,006	10,994
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,741	9,597
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,994,331	1,715,479
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	26,942	23,318
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	20,647	17,870
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	5,891	5,765
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	489,502	474,307
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	224,166	213,545
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	104,536	99,747
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	135,648	122,623
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	58,188	52,459
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	33,413	30,127
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,238	28,175
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,172	28,076
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	29,263	26,395
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,631	24,036
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,152	23,400
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	23,969	21,521
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	16,191	14,719
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	12,337	11,123
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,669	10,487
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,355	10,236
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,528	9,569
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,580	9,538
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	8,527	7,677
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,741	6,910
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,463	6,729
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,954	4,513
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,570	2,272
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,368,568	1,174,218
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	854,116	733,891
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	252,129	216,876
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	149,331	128,311
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	152,863	148,998
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	60,422	58,759
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	507,195	473,129
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2037	286,097	266,881
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	364,675	328,196
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	279,763	251,895
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	209,576	188,995
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	167,073	150,563
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	134,053	120,696
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	81,934	73,977
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	69,550	62,605
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	63,295	56,825
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	39,751	35,971
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,038	34,315
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	37,699	33,701
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	26,220	23,539
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	16,317	14,595
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,373	11,091
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,604	10,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	11,264	10,141
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,065	9,092
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,529	8,607
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,608	3,347
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	4,412,814	3,791,668
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	659,719	566,651
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	300,999	258,631
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	164,787	140,456
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	711,018	663,261
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2037	685,499	639,456
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	114,421	103,217
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	34,464	31,058
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	27,245	24,524
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	16,122	14,522
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,884	14,283
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	11,567	10,416
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	9,895	8,940
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	8,121	7,314
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	49,759	44,262
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	88,542	79,117
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	35,261	31,164
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,397,752	1,230,489
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,683,643	2,318,893
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,142,429	981,621
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	253,902	218,083
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	73,793	66,493
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	26,811	24,115
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	25,673	23,122
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	22,284	20,035
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	14,030	12,627
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,417	12,064
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,000	11,698
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	5,199	4,694
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	336,774	297,210
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,863,568	6,755,465
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,317,538	2,006,893
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,338,702	1,150,476
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	371,315	333,835
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	306,652	276,175
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	43,252	38,925
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	31,544	28,384
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	28,908	25,987
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	26,117	23,479
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,768	15,996
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	13,342	12,011
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,631	9,489
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	4,226	3,776
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	47,051	41,747
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	9,183	8,158
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	8,103	7,243
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,818	13,197
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,699	9,572
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,535	9,446
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,373	7,555
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,509	6,699
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	292,033	262,869
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,818	11,316
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,854,477	3,325,774
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2052	994,441	847,575
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	178,171	173,390
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	395,203	359,149
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	68,944	62,343
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	22,399	20,175
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	605,418	543,023
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	17,259	15,539
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,579	11,378
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	32,661	28,834
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	28,972	25,577
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046 (l)	2,984,562	2,629,277
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,134,590	967,617
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,627,592	1,403,579
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2052	20,542,827	17,638,385
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	12,545	11,201
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	173,473	155,746
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	86,802	77,861
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	19,199	17,175
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	105,539	93,041
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	86,555	76,305
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	31,772	28,010
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,303,514	1,145,491
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,834,667	5,045,289
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	7,752	7,001
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,320	4,819
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	235,563	212,208
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	47,638	42,769
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	35,044	31,416
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	21,553	19,305
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,678	5,996
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	3,091,851	2,715,098
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,080,323	949,357
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	10,227	9,513
Fannie Mae Mortgage pass-thru certificates 3.4% 7/1/2042	17,036	15,648
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	57,126	52,409
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	37,210	34,243
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	61,381	56,901
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,660	3,390
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,583,097	1,435,360
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,862	20,707
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	15,064	13,644
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	595	541
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	321,187	292,017
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	2,104,291	1,945,082
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	205,851	187,027
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	301,668	274,553
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	35,274	32,236
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	13,235	12,025
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	291,658	260,430
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	16,321	15,225
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,140	2,919
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	3,119	2,896
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	37,037	34,330
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	10,304	9,470
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	30,049	27,423
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,144,765	1,980,527
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	519,055	470,616
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	238,547	216,286
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	429,503	387,811
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	354,617	316,648
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	13,566	12,287
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	95,816	85,827
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	94,518	87,282
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	742,162	662,698
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	36,666	32,643
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,498,402	4,060,331
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	3,410,741	3,047,681
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	93,565	83,898
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	56,807	53,689
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,194,345	1,072,810
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	208,551	186,091
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,451,375	1,296,882
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	117,008	104,553
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	11,510	10,643
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	2,031,337	1,840,501
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	774,536	699,109
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2051	68,575	61,233
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	832,327	755,433
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	516,185	468,498
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	20,390	18,506
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,185,065	1,096,647
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,237	1,147
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	37,248	34,438
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	254,173	230,692
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	35,910	33,409
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	10,059	9,348
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	194,649	177,154
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	171,469	153,217
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,778	9,068
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	25,513	23,728
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	12,755	12,064
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	348,473	332,495
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,993	13,363
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,840	10,384
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,315	9,830
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,723	5,474
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,487	8,044
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	3,412	3,342
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	27,314	25,457
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	36,373	33,832
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	310,600	289,896
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	91,204	87,154
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	20,509	19,644
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	451,629	430,084
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	298,619	284,318
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	17,367	16,493
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	9,013	8,588
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,959	3,831
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	126,254	120,108
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	50,180	47,192
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	379,357	356,056
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	537,019	512,491
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	98,954	94,629
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	46,593	44,437
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	40,876	38,980
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	34,914	33,312
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,832	21,860
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,585	21,524
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	15,565	14,973
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,660	13,039
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,430	5,182
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,344	2,228
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	269,609	256,822
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	146,967	139,959
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	126,360	120,203
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	9,866	9,352
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	188,451	175,285
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	427,092	398,623
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	49,989	46,673
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	11,330	10,875
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,063	9,621
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	8,170	7,775
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,312	6,054
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,067	5,773
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,171	4,941
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,411	4,215
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,305	4,069
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,200	3,062
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,844	1,761
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	53,031	50,424
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	43,294	41,249
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	19,285	18,342
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,580	10,076
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	252,247	235,433
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	288,974	275,772
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	12,514	11,908
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,919	7,548
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,812	23,534
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	10,239	9,804
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,162	5,873
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	92,286	86,560
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	167,073	155,715
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	515,807	479,289
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	206,251	192,503
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	9,660	9,330
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	50,764	48,424
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	17,988	17,156
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,950	15,151
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	13,285	12,728
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,658	11,118
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	7,441	7,106
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,983	2,847
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	145,901	138,546
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	24,480	23,312
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,884	20,824
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	18,784	17,840
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,169	15,311
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	43,891	41,286
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	7,127	6,729
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	573,791	539,443
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	182,266	169,874
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	124,648	118,567
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	91,548	87,092
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	43,235	41,134
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	29,276	27,744
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	24,061	22,851
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	20,367	19,333
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	9,988	9,488
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,208	4,027
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	47,652	45,085
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	41,243	38,813
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	527,243	493,211
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	107,103	99,453
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	48,923	45,662
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	564,112	527,699
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	55,795	53,231
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	584,831	547,812
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,658	3,511
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	543,274	510,244
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	495,837	463,831
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	298,355	279,097
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	53,476	49,911
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	7,416	7,108
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,840	5,591
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	89,651	83,920
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	619,880	578,318
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	315,120	300,590
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	58,090	55,303
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,538	10,038
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,829	11,235
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,666	2,540
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	634,372	595,407
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	14,420	13,530
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	329,208	307,367
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	35,691	33,334
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	534,226	498,449
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	16,539	15,682
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	19,120	18,461
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	2,060	2,040
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,890	6,743
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	145,794	139,681
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	23,167	22,196
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	17,322	16,574
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	11,187	10,996
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,480	10,308
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,813	3,724
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	425,996	413,060
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	61,705	59,157
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2025	636	634
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,248	4,201
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	17,486	17,186
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,150	5,065
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,742	1,714
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	43,189	42,463
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,087	4,035
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,109	4,031
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,135,455	1,115,966
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	34,610	33,915
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	55,442	53,759
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	9,132	8,855
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	104,516	102,680
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,635	17,895
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	10,409	9,979
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	23,414	23,190
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	7,629	7,561
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	85,819	84,478
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	705	694
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,866	16,594
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,663	16,369
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,770	8,615
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,400	8,262
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,951	4,859
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,522	4,445
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	94,145	92,396
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	14,612	14,285
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,172	8,879
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,994	2,903
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	60,714	58,358
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	272,798	261,871
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	7,558	7,490
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	6,341	6,232
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	4,735	4,652
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,604	1,580
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	97,902	95,113
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	602,221	592,103
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	93,963	90,024
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	74,209	71,097
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	46,338	44,337
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	147,088	144,139
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	33,749	33,410
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,462	1,449
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	9,649	9,374
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	63,478	61,451
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	500,218	491,942
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	38,437	37,077
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	43,418	41,693
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,789	13,262
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,220	11,734
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	85,102	81,534
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,994	18,191
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	599,489	593,365
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	175,242	173,499
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	102,775	101,780
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,154	3,105
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	883	870
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	4,052	3,977
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	34,898	33,904
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	18,350	17,827
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	36,544	35,378
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	58,946	56,603
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	50,329	48,288
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	39,560	37,988
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	38,294	36,772
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	16,288	15,641
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,658	13,115
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	58,447	55,978
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	292	290
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	533,244	524,050
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,994	1,963
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	8,725	8,581
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	52,503	50,416
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	25,796	24,811
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	11,907	11,453
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	78,515	76,940
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,366	2,330
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	159,434	157,735
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	145,229	141,091
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	77,306	74,693
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	40,208	38,724
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	683,938	656,758
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	26,263	25,219
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	14,003	13,429
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,842	9,466
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	1,338	1,335
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,626	1,612
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,069	1,061
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	114,489	112,711
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	18,097	17,819
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	7,162	7,051
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,652	6,547
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,785	1,757
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,595	7,453
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	25,848	25,023
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	549,601	527,587
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	97,242	93,256
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	27,078	26,829
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	11,299	11,192
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,423	10,328
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,992	7,915
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,448	7,373
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,775	5,720
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	4,679	4,636
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	2,142	2,124
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,738	1,722
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,471	1,459
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	4,427	4,391
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	207,456	203,555
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,718	2,673
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,892	1,863
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,747	1,720
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,223	7,090
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,140	1,123
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,734	4,598
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	8,942	8,576
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	26,220	25,974
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	12,215	12,099
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,716	11,605
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	9,616	9,526
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	5,356	5,307
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,191	4,150
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	57,687	57,054
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	29,601	29,303
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,653	2,624
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	10,148	9,995
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,553	2,505
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	242,419	238,318
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	31,353	30,802
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	104,213	99,941
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	24,966	23,934
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,883	1,894
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	116,637	117,224
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (l)	2,745,460	2,689,370
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,710,705	1,675,755
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	892,068	876,352
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	669,187	655,515
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	426,139	417,299
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	470,771	461,006
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	538,466	541,388
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	88,179	87,225
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	13,988	13,976
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2045	3,850	3,839
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	17,824	17,913
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,222	6,253
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	12,478	12,468
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	15,238	15,315
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,926	6,961
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,665	3,684
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	11,114	11,105
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	28,171	28,317
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,373	6,405
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,364	3,374
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,881	2,896
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	23,679	23,630
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	11,071	11,062
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	551,514	535,377
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,413	2,425
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	47,389	47,350
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	9,155	9,136
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	3,964	3,984
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	5,007	5,003
Fannie Mae Mortgage pass-thru certificates 5.297% 8/1/2041 (b)	144,162	144,654
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	967,369	969,768
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	3,009,808	3,016,332
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	874,139	867,566
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	22,047	21,874
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	4,926,696	4,888,107
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	5,063,706	5,028,792
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	4,756,633	4,750,592
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2054	1,872,823	1,859,325
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,188,904	1,187,766
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	852,881	850,998
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2025	22	21
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	755,569	758,151
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	291,372	289,272
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2054	877,400	870,802
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.155% 10/1/2033 (b)(c)	483	490
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.38% 1/1/2035 (b)(c)	1,298	1,319
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.316% 2/1/2033 (b)(c)	1,124	1,139
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.369% 12/1/2034 (b)(c)	2,316	2,354
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.41% 3/1/2035 (b)(c)	2,619	2,663
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(c)	68,632	69,674
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.195% 10/1/2033 (b)(c)	1,364	1,385
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.369% 7/1/2035 (b)(c)	1,597	1,626
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,135	1,167
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	60,027	62,307
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	122,013	127,289
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,338	2,441
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	565	589
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	47,071	49,318
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	43,921	46,077
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,702	5,984
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	33,952	35,312
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	17,195	17,895
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,314	4,509
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,159	3,301
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,787	2,915
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,353	1,409
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	964	1,002
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	788	824
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	604	631
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	467	488
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	413	431
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	43,469	45,483
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	77,201	80,325
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	79,645	82,789
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	14,508	15,114
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,833	6,066
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,106	1,157
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	936	979
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	617	645
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	541	566
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	11,365	11,914
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,642,921	1,670,109
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,525,107	1,560,754
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	574,514	588,661
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	212,904	218,346
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	17,013	17,842
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	22,816	23,677
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	3,079,044	3,144,517
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	508,381	522,527
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	22,082	22,915
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	24,575	25,524
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	15,775	16,553
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,652	1,733
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	574,604	581,570
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,596,080	1,634,508
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	154,896	161,099
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,948	2,019
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	393	408
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,196	1,248
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	3,071	3,212
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	54,835	57,489
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,019,357	1,031,715
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,473,198	2,528,106
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	759	787
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	9,046	9,408
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,119	3,260
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,800	1,875
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	230	239
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	127	131
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	248,033	258,141
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	27,200	28,408
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,616,537	1,650,279
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,159,159	1,181,906
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,293,063	1,308,739
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,537	7,866
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,454	3,600
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,901	3,026
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	649	676
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	591	616
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	424	442
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	222	225
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,388	7,754
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	100,591	105,510
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	571,876	583,813
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,818,411	1,850,685
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,598,899	1,636,271
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	758,611	767,808
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	102,699	106,718
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,525	4,712
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,433	2,535
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,414	1,473
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,080	1,128
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	397	414
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	126	131
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	122,863	127,532
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,505,545	2,535,138
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,427	2,481
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	24,982	26,062
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,985	5,188
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,976	2,067
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	872	908
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	760	794
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	119	123
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	3,979	4,170
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,095,495	1,114,938
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	520,266	530,475
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,765,594	2,798,257
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	713	750
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	476	502
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	8,078,887	8,390,232
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	5,401	5,700
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,155	1,221
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	29,726	30,888
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	301,615	314,206
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	773	817
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	384,315	399,300
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	481	507
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,680	1,774
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	352,404	362,185
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,925,279	4,087,899
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	174	183
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	886	939
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,457	1,521
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	418,180	429,886
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	84,009	87,292
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	16,695	17,340
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	34,759	36,268
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	523	552
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	546,837	562,143
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,825	1,926
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	677	715
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	255,490	266,043
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	200,842	209,049
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	47,828	49,821
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	720,026	748,359
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	396	418
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	291	306
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	2,003,874	2,077,812
Fannie Mae Mortgage pass-thru certificates 6.763% 2/1/2039 (b)	53,150	54,897
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	19	19
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	431	434
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	23	24
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	8	9
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	51	53
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	6	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	715	748
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	143	151
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	62	65
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	4	4
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	296	297
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	96	100
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	39	39
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	34	36
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	228	238
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	79	83
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	63	65
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	131	137
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	333	353
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	165	173
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	14	14
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	6	6
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2025	3	2
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2026	34	34
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	43	45
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	108	113
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	73	76
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	38	40
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	487	508
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	242	243
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	16	17
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	754	786
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	466	489
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	212	224
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2026	39	39
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	20	21
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	222	232
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	129	134
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	93	97
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	521	544
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	301	314
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	35	36
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	395	412
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	187	195
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,146	1,214
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	29	29
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	17	18
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	4	4
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	3	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	29	30
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	6	6
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	3,016	3,168
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	284	299
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	142	149
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	138	145
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	136	136
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	15	15
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	50	52
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	34	36
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	140	146
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	300	317
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	253	267
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	57	60
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	14	14
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,879	1,960
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	184	192
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	4,393	4,582
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	328	344
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	208	219
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	189	200
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	106	112
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	820	856
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	539	562
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,467	2,606
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	1,153	1,203
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	593	620
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	570	602
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	529	559
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	103	108
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2026	63	63
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	856	893
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	26	27
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	4	5
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	389	406
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	153	160
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	245	257
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	96	101
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	442	468
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	410	432
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	157	165
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	136	142
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	2,022	2,166
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	12	12
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	610	614
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	360	376
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	154	160
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	314	328
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	94	98
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	56	58
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	45	45
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	666	695
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	76	80
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,706	6,029
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,808	1,909
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2025	2	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	605	609
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	65	68
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	443	462
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	256	267
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	170	177
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	65	67
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	810	845
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,177	1,231
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	139	145
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	116	121
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	81	85
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	2,052	2,170
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	323	327
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	6,138	6,302
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	542	554
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	351	360
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	254	260
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	196	200
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	138	141
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	127	130
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	93	96
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	42	43
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	24	24
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	194	198
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	7	8
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	24	25
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	958	1,003
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	130	135
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	344	352
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	157	160
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	109	109
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	96	98
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	74	75
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	22	23
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	108	110
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	95	99
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	279	293
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	177	182
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	137	140
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	61	61
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	210	215
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	105	109
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	30	32
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	522	552
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	179	182
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	135	137
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	91	93
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	20	20
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	365	380
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	412	434
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2026	141	141
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	480	489
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	152	155
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	22	22
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	106	108
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	381	388
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	52	53
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	141	145
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	45	46
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	52	54
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	121	122
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	23	23
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	163	166
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	41	41
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	230	237
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	79	80
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	67	68
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	17	18
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	8	8
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	78	80
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	88	89
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	54	56
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	44	44
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	62	63
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	467	486
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	243	250
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	100	104
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	37	38
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	4,625	4,740
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	130	136
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2025	1	0
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	78	79
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	406	416
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	169	172
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	44	45
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	16	17
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	329	342
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	274	284
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	47	49
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	45	47
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	4,033	4,283
Freddie Mac Gold Pool 1.5% 1/1/2036	934,648	824,355
Freddie Mac Gold Pool 1.5% 10/1/2035	2,554,337	2,262,492
Freddie Mac Gold Pool 1.5% 10/1/2036	557,018	489,199
Freddie Mac Gold Pool 1.5% 12/1/2031	9,809,649	9,158,145
Freddie Mac Gold Pool 1.5% 12/1/2040	186,854	154,284
Freddie Mac Gold Pool 1.5% 12/1/2050	28,346	21,223
Freddie Mac Gold Pool 1.5% 2/1/2041	3,165,133	2,608,851
Freddie Mac Gold Pool 1.5% 3/1/2041	325,678	268,219
Freddie Mac Gold Pool 1.5% 4/1/2041	1,806,667	1,486,763
Freddie Mac Gold Pool 1.5% 4/1/2041	731,621	602,766
Freddie Mac Gold Pool 2% 1/1/2051	34,493	27,002
Freddie Mac Gold Pool 2% 1/1/2052	465,040	368,252
Freddie Mac Gold Pool 2% 1/1/2052	198,687	154,975
Freddie Mac Gold Pool 2% 1/1/2052	163,962	127,736
Freddie Mac Gold Pool 2% 10/1/2041	1,851,084	1,561,923
Freddie Mac Gold Pool 2% 10/1/2050	478,163	374,609
Freddie Mac Gold Pool 2% 10/1/2050	19,914	15,601
Freddie Mac Gold Pool 2% 10/1/2051	22,692	17,721
Freddie Mac Gold Pool 2% 10/1/2051	22,103	17,330
Freddie Mac Gold Pool 2% 11/1/2041	1,109,598	935,809
Freddie Mac Gold Pool 2% 11/1/2050	10,241,752	8,023,729
Freddie Mac Gold Pool 2% 11/1/2050	3,256,280	2,585,676
Freddie Mac Gold Pool 2% 11/1/2050	37,680	29,520
Freddie Mac Gold Pool 2% 11/1/2050	25,780	20,197
Freddie Mac Gold Pool 2% 11/1/2051	652,359	511,079
Freddie Mac Gold Pool 2% 11/1/2051	600,886	474,509
Freddie Mac Gold Pool 2% 11/1/2051	439,302	342,654
Freddie Mac Gold Pool 2% 11/1/2051	148,193	115,590
Freddie Mac Gold Pool 2% 12/1/2036	444,758	401,911
Freddie Mac Gold Pool 2% 12/1/2051	1,139,548	902,019
Freddie Mac Gold Pool 2% 12/1/2051	194,378	151,614
Freddie Mac Gold Pool 2% 12/1/2051	106,672	83,570
Freddie Mac Gold Pool 2% 12/1/2051	98,358	76,626
Freddie Mac Gold Pool 2% 12/1/2051	23,726	18,506
Freddie Mac Gold Pool 2% 2/1/2051	937,197	733,646
Freddie Mac Gold Pool 2% 2/1/2051	70,268	55,007
Freddie Mac Gold Pool 2% 2/1/2051	21,442	16,798
Freddie Mac Gold Pool 2% 2/1/2052	242,458	188,889
Freddie Mac Gold Pool 2% 3/1/2036	494,597	447,567
Freddie Mac Gold Pool 2% 3/1/2051	1,565,205	1,225,255
Freddie Mac Gold Pool 2% 3/1/2051	1,239,148	972,339
Freddie Mac Gold Pool 2% 3/1/2051	489,325	386,564
Freddie Mac Gold Pool 2% 3/1/2051	461,615	364,674
Freddie Mac Gold Pool 2% 3/1/2051	411,053	324,730
Freddie Mac Gold Pool 2% 3/1/2051	246,305	192,655
Freddie Mac Gold Pool 2% 3/1/2051	55,445	43,801
Freddie Mac Gold Pool 2% 3/1/2051	34,568	27,319
Freddie Mac Gold Pool 2% 4/1/2041	1,797,749	1,524,398
Freddie Mac Gold Pool 2% 4/1/2042	2,944,599	2,501,955
Freddie Mac Gold Pool 2% 4/1/2051	932,060	729,042
Freddie Mac Gold Pool 2% 4/1/2051	289,462	226,412
Freddie Mac Gold Pool 2% 4/1/2052	6,186,232	4,861,966
Freddie Mac Gold Pool 2% 4/1/2052	66,218	52,291
Freddie Mac Gold Pool 2% 5/1/2051	14,124,305	11,114,003
Freddie Mac Gold Pool 2% 5/1/2051	1,571,366	1,229,096
Freddie Mac Gold Pool 2% 5/1/2051	548,407	433,239
Freddie Mac Gold Pool 2% 5/1/2051	432,624	338,662
Freddie Mac Gold Pool 2% 5/1/2051	387,404	303,868
Freddie Mac Gold Pool 2% 5/1/2051	164,029	128,659
Freddie Mac Gold Pool 2% 6/1/2035	2,981,257	2,718,271
Freddie Mac Gold Pool 2% 6/1/2050	8,529,790	6,698,515
Freddie Mac Gold Pool 2% 6/1/2051	19,131	14,964
Freddie Mac Gold Pool 2% 6/1/2052	349,917	273,262
Freddie Mac Gold Pool 2% 7/1/2041	2,791,501	2,375,639
Freddie Mac Gold Pool 2% 7/1/2041	515,687	436,005
Freddie Mac Gold Pool 2% 7/1/2050	272,324	215,305
Freddie Mac Gold Pool 2% 7/1/2050	24,313	19,078
Freddie Mac Gold Pool 2% 7/1/2050	21,674	17,020
Freddie Mac Gold Pool 2% 7/1/2051	1,099,872	874,737
Freddie Mac Gold Pool 2% 7/1/2051	329,354	260,086
Freddie Mac Gold Pool 2% 8/1/2050	16,105	12,733
Freddie Mac Gold Pool 2% 8/1/2051	1,305,574	1,019,566
Freddie Mac Gold Pool 2% 8/1/2051	464,981	364,281
Freddie Mac Gold Pool 2% 8/1/2051	19,824	15,481
Freddie Mac Gold Pool 2% 8/1/2052	521,909	407,087
Freddie Mac Gold Pool 2% 8/1/2052	22,965	17,891
Freddie Mac Gold Pool 2% 9/1/2050	16,323,963	12,809,142
Freddie Mac Gold Pool 2% 9/1/2050	88,149	69,059
Freddie Mac Gold Pool 2% 9/1/2050	15,999	12,554
Freddie Mac Gold Pool 2% 9/1/2051	391,105	308,849
Freddie Mac Gold Pool 2% 9/1/2051	377,273	297,926
Freddie Mac Gold Pool 2% 9/1/2051	64,651	51,054
Freddie Mac Gold Pool 2.5% 1/1/2031	30,244	29,074
Freddie Mac Gold Pool 2.5% 1/1/2041	894,430	786,635
Freddie Mac Gold Pool 2.5% 1/1/2042	760,709	663,803
Freddie Mac Gold Pool 2.5% 10/1/2031	168,157	161,461
Freddie Mac Gold Pool 2.5% 10/1/2041	377,573	330,156
Freddie Mac Gold Pool 2.5% 10/1/2050	8,494,605	7,065,064
Freddie Mac Gold Pool 2.5% 10/1/2051	1,400,353	1,152,437
Freddie Mac Gold Pool 2.5% 11/1/2031	172,595	165,230
Freddie Mac Gold Pool 2.5% 11/1/2041	234,159	205,350
Freddie Mac Gold Pool 2.5% 11/1/2050	3,893,644	3,238,390
Freddie Mac Gold Pool 2.5% 11/1/2051	157,333	128,791
Freddie Mac Gold Pool 2.5% 12/1/2050	458,183	380,647
Freddie Mac Gold Pool 2.5% 12/1/2051	421,415	344,965
Freddie Mac Gold Pool 2.5% 2/1/2051	8,830,686	7,336,308
Freddie Mac Gold Pool 2.5% 3/1/2032	715,564	684,434
Freddie Mac Gold Pool 2.5% 3/1/2050	2,155,144	1,779,663
Freddie Mac Gold Pool 2.5% 4/1/2033	106,054	100,913
Freddie Mac Gold Pool 2.5% 4/1/2042	151,409	132,414
Freddie Mac Gold Pool 2.5% 4/1/2047	719,215	596,831
Freddie Mac Gold Pool 2.5% 4/1/2052	5,650,796	4,685,707
Freddie Mac Gold Pool 2.5% 4/1/2052	1,729,728	1,432,690
Freddie Mac Gold Pool 2.5% 5/1/2030	16,036	15,493
Freddie Mac Gold Pool 2.5% 5/1/2051	2,596,844	2,154,957
Freddie Mac Gold Pool 2.5% 5/1/2051	941,200	787,219
Freddie Mac Gold Pool 2.5% 5/1/2052	5,021,113	4,152,583
Freddie Mac Gold Pool 2.5% 6/1/2031	109,866	105,638
Freddie Mac Gold Pool 2.5% 6/1/2031	99,488	95,524
Freddie Mac Gold Pool 2.5% 6/1/2041	179,455	157,898
Freddie Mac Gold Pool 2.5% 7/1/2031	172,470	165,678
Freddie Mac Gold Pool 2.5% 7/1/2032	227,871	217,607
Freddie Mac Gold Pool 2.5% 7/1/2036	1,716,763	1,593,636
Freddie Mac Gold Pool 2.5% 8/1/2031	291,052	279,329
Freddie Mac Gold Pool 2.5% 8/1/2032	504,630	481,906
Freddie Mac Gold Pool 2.5% 8/1/2041	642,532	562,168
Freddie Mac Gold Pool 2.5% 8/1/2052	313,080	255,891
Freddie Mac Gold Pool 2.5% 9/1/2051	341,058	280,785
Freddie Mac Gold Pool 3% 1/1/2043	42,414	37,943
Freddie Mac Gold Pool 3% 1/1/2043	41,567	37,515
Freddie Mac Gold Pool 3% 1/1/2052	608,734	523,048
Freddie Mac Gold Pool 3% 1/1/2052	463,582	397,025
Freddie Mac Gold Pool 3% 1/1/2052	123,280	105,927
Freddie Mac Gold Pool 3% 10/1/2042	20,066	18,033
Freddie Mac Gold Pool 3% 10/1/2049	1,692,045	1,461,540
Freddie Mac Gold Pool 3% 11/1/2042	9,949	9,017
Freddie Mac Gold Pool 3% 12/1/2042	649,434	586,784
Freddie Mac Gold Pool 3% 12/1/2042	57,657	52,082
Freddie Mac Gold Pool 3% 12/1/2042	20,889	18,897
Freddie Mac Gold Pool 3% 12/1/2046	1,364,933	1,200,182
Freddie Mac Gold Pool 3% 12/1/2051	1,548,592	1,328,677
Freddie Mac Gold Pool 3% 2/1/2033	43,345	42,152
Freddie Mac Gold Pool 3% 2/1/2037	188,045	175,629
Freddie Mac Gold Pool 3% 2/1/2037	17,181	16,101
Freddie Mac Gold Pool 3% 2/1/2043	44,812	40,672
Freddie Mac Gold Pool 3% 2/1/2043	35,953	32,414
Freddie Mac Gold Pool 3% 2/1/2043	23,958	21,646
Freddie Mac Gold Pool 3% 2/1/2043	20,388	18,269
Freddie Mac Gold Pool 3% 3/1/2043	31,581	28,515
Freddie Mac Gold Pool 3% 3/1/2050	3,063,622	2,642,440
Freddie Mac Gold Pool 3% 3/1/2052	305,804	262,042
Freddie Mac Gold Pool 3% 4/1/2032	18,582	18,031
Freddie Mac Gold Pool 3% 4/1/2032	6,703	6,511
Freddie Mac Gold Pool 3% 4/1/2034	256,863	246,019
Freddie Mac Gold Pool 3% 4/1/2043	16,180	14,618
Freddie Mac Gold Pool 3% 4/1/2045	18,187	16,041
Freddie Mac Gold Pool 3% 4/1/2046	67,391	59,446
Freddie Mac Gold Pool 3% 4/1/2046	56,043	49,436
Freddie Mac Gold Pool 3% 4/1/2050	3,071,632	2,649,348
Freddie Mac Gold Pool 3% 5/1/2036	3,155,952	2,974,552
Freddie Mac Gold Pool 3% 5/1/2045	29,158	25,871
Freddie Mac Gold Pool 3% 5/1/2046	1,040,899	918,187
Freddie Mac Gold Pool 3% 5/1/2046	161,981	142,885
Freddie Mac Gold Pool 3% 5/1/2051	134,420	115,730
Freddie Mac Gold Pool 3% 5/1/2052	1,177,391	1,012,582
Freddie Mac Gold Pool 3% 5/1/2052	240,143	204,952
Freddie Mac Gold Pool 3% 6/1/2031	94,574	91,856
Freddie Mac Gold Pool 3% 6/1/2031	34,410	33,422
Freddie Mac Gold Pool 3% 6/1/2031	22,993	22,305
Freddie Mac Gold Pool 3% 6/1/2031	17,234	16,717
Freddie Mac Gold Pool 3% 6/1/2031	15,637	15,208
Freddie Mac Gold Pool 3% 6/1/2031	13,573	13,205
Freddie Mac Gold Pool 3% 6/1/2031	13,340	12,937
Freddie Mac Gold Pool 3% 6/1/2046	1,026,105	905,137
Freddie Mac Gold Pool 3% 6/1/2052	1,580,121	1,357,457
Freddie Mac Gold Pool 3% 6/1/2052	1,000,423	857,259
Freddie Mac Gold Pool 3% 7/1/2032	28,947	28,021
Freddie Mac Gold Pool 3% 7/1/2045	66,417	58,712
Freddie Mac Gold Pool 3% 7/1/2045	30,464	27,101
Freddie Mac Gold Pool 3% 7/1/2045	11,609	10,262
Freddie Mac Gold Pool 3% 8/1/2032	33,097	32,049
Freddie Mac Gold Pool 3% 8/1/2032	22,625	21,895
Freddie Mac Gold Pool 3% 8/1/2042	13,939	12,612
Freddie Mac Gold Pool 3% 8/1/2042	10,748	9,685
Freddie Mac Gold Pool 3% 8/1/2045	46,137	40,799
Freddie Mac Gold Pool 3% 8/1/2045	20,561	18,176
Freddie Mac Gold Pool 3% 9/1/2049	15,687	13,677
Freddie Mac Gold Pool 3% 9/1/2052	268,732	229,100
Freddie Mac Gold Pool 3.5% 1/1/2046	127,204	115,605
Freddie Mac Gold Pool 3.5% 1/1/2048	1,718,216	1,550,890
Freddie Mac Gold Pool 3.5% 1/1/2048	1,024,529	924,756
Freddie Mac Gold Pool 3.5% 10/1/2040	48,171	44,109
Freddie Mac Gold Pool 3.5% 10/1/2047	9,802	8,921
Freddie Mac Gold Pool 3.5% 10/1/2051	1,128,275	1,013,111
Freddie Mac Gold Pool 3.5% 10/1/2051	799,960	715,307
Freddie Mac Gold Pool 3.5% 11/1/2040	100,722	92,167
Freddie Mac Gold Pool 3.5% 11/1/2047	66,289	60,331
Freddie Mac Gold Pool 3.5% 11/1/2047	63,091	57,101
Freddie Mac Gold Pool 3.5% 12/1/2033	165,869	161,284
Freddie Mac Gold Pool 3.5% 12/1/2040	98,081	89,750
Freddie Mac Gold Pool 3.5% 12/1/2046	236,560	214,767
Freddie Mac Gold Pool 3.5% 12/1/2047	268,065	242,281
Freddie Mac Gold Pool 3.5% 12/1/2047	15,974	14,523
Freddie Mac Gold Pool 3.5% 2/1/2034	1,774,282	1,725,839
Freddie Mac Gold Pool 3.5% 2/1/2043	613,170	567,809
Freddie Mac Gold Pool 3.5% 2/1/2043	54,398	50,834
Freddie Mac Gold Pool 3.5% 2/1/2048	144,672	130,757
Freddie Mac Gold Pool 3.5% 2/1/2052	457,812	408,793
Freddie Mac Gold Pool 3.5% 3/1/2032	1,074,032	1,049,141
Freddie Mac Gold Pool 3.5% 3/1/2046	1,310,195	1,196,453
Freddie Mac Gold Pool 3.5% 4/1/2040	119,430	111,442
Freddie Mac Gold Pool 3.5% 4/1/2042	1,175,214	1,093,916
Freddie Mac Gold Pool 3.5% 4/1/2046	298,223	271,028
Freddie Mac Gold Pool 3.5% 4/1/2052	2,962,526	2,664,767
Freddie Mac Gold Pool 3.5% 5/1/2034	195,789	189,847
Freddie Mac Gold Pool 3.5% 5/1/2040	246,179	229,910
Freddie Mac Gold Pool 3.5% 5/1/2040	40,890	38,144
Freddie Mac Gold Pool 3.5% 5/1/2045	584,271	534,702
Freddie Mac Gold Pool 3.5% 5/1/2045	9,035	8,220
Freddie Mac Gold Pool 3.5% 5/1/2046	2,569,591	2,346,518
Freddie Mac Gold Pool 3.5% 5/1/2047	3,298,700	2,945,505
Freddie Mac Gold Pool 3.5% 6/1/2032	763,473	745,295
Freddie Mac Gold Pool 3.5% 6/1/2040	213,739	195,718
Freddie Mac Gold Pool 3.5% 6/1/2045	703,801	640,283
Freddie Mac Gold Pool 3.5% 6/1/2045	112,636	103,529
Freddie Mac Gold Pool 3.5% 6/1/2045	68,440	62,498
Freddie Mac Gold Pool 3.5% 6/1/2052	45,543	40,595
Freddie Mac Gold Pool 3.5% 7/1/2032	1,086,936	1,061,074
Freddie Mac Gold Pool 3.5% 7/1/2040	30,747	28,154
Freddie Mac Gold Pool 3.5% 7/1/2042	570,002	527,910
Freddie Mac Gold Pool 3.5% 7/1/2046	37,475	34,058
Freddie Mac Gold Pool 3.5% 7/1/2047	159,774	145,413
Freddie Mac Gold Pool 3.5% 8/1/2034	327,342	317,247
Freddie Mac Gold Pool 3.5% 8/1/2040	139,705	127,926
Freddie Mac Gold Pool 3.5% 8/1/2045	6,056	5,507
Freddie Mac Gold Pool 3.5% 8/1/2046	7,310	6,682
Freddie Mac Gold Pool 3.5% 8/1/2047	247,889	225,608
Freddie Mac Gold Pool 3.5% 8/1/2047	28,448	25,891
Freddie Mac Gold Pool 3.5% 8/1/2047	19,807	18,026
Freddie Mac Gold Pool 3.5% 8/1/2049	18,389,472	16,610,131
Freddie Mac Gold Pool 3.5% 8/1/2051	1,460,598	1,311,970
Freddie Mac Gold Pool 3.5% 9/1/2040	105,243	95,745
Freddie Mac Gold Pool 3.5% 9/1/2042	878,066	812,635
Freddie Mac Gold Pool 3.5% 9/1/2042	721,976	667,757
Freddie Mac Gold Pool 3.5% 9/1/2046	336,709	305,690
Freddie Mac Gold Pool 3.5% 9/1/2047	6,471	5,889
Freddie Mac Gold Pool 3.5% 9/1/2047	6,038	5,495
Freddie Mac Gold Pool 4% 1/1/2036	564,627	547,550
Freddie Mac Gold Pool 4% 1/1/2039	60,709	57,982
Freddie Mac Gold Pool 4% 1/1/2041	21,621	20,739
Freddie Mac Gold Pool 4% 1/1/2041	8,458	8,061
Freddie Mac Gold Pool 4% 10/1/2041	339,669	323,677
Freddie Mac Gold Pool 4% 10/1/2042	11,059	10,630
Freddie Mac Gold Pool 4% 10/1/2042	7,539	7,142
Freddie Mac Gold Pool 4% 10/1/2045	20,874	19,565
Freddie Mac Gold Pool 4% 11/1/2041	57,627	54,848
Freddie Mac Gold Pool 4% 11/1/2041	15,594	14,939
Freddie Mac Gold Pool 4% 11/1/2042	2,906	2,818
Freddie Mac Gold Pool 4% 11/1/2043	7,491	7,110
Freddie Mac Gold Pool 4% 11/1/2047	421,775	394,008
Freddie Mac Gold Pool 4% 11/1/2051	85,816	80,096
Freddie Mac Gold Pool 4% 12/1/2040	12,061	11,557
Freddie Mac Gold Pool 4% 12/1/2047	691,774	646,233
Freddie Mac Gold Pool 4% 2/1/2039	6,767	6,476
Freddie Mac Gold Pool 4% 2/1/2042	27,215	25,974
Freddie Mac Gold Pool 4% 2/1/2043	18,416	17,430
Freddie Mac Gold Pool 4% 2/1/2044	38,272	36,218
Freddie Mac Gold Pool 4% 2/1/2044	23,015	21,712
Freddie Mac Gold Pool 4% 2/1/2045	477,421	451,344
Freddie Mac Gold Pool 4% 2/1/2046	175,048	165,460
Freddie Mac Gold Pool 4% 2/1/2046	5,265	4,932
Freddie Mac Gold Pool 4% 2/1/2046	2,407	2,259
Freddie Mac Gold Pool 4% 2/1/2048	455,067	424,682
Freddie Mac Gold Pool 4% 2/1/2048	44,948	42,073
Freddie Mac Gold Pool 4% 2/1/2050	104,503	96,908
Freddie Mac Gold Pool 4% 2/1/2052	44,959	41,963
Freddie Mac Gold Pool 4% 2/1/2052	37,113	34,639
Freddie Mac Gold Pool 4% 2/1/2053	11,412,871	10,577,218
Freddie Mac Gold Pool 4% 3/1/2042	29,043	27,711
Freddie Mac Gold Pool 4% 3/1/2042	28,350	26,961
Freddie Mac Gold Pool 4% 3/1/2042	9,916	9,402
Freddie Mac Gold Pool 4% 4/1/2040	1,265	1,223
Freddie Mac Gold Pool 4% 4/1/2042	14,771	14,007
Freddie Mac Gold Pool 4% 4/1/2042	13,629	13,052
Freddie Mac Gold Pool 4% 4/1/2042	11,780	11,186
Freddie Mac Gold Pool 4% 4/1/2042	10,804	10,336
Freddie Mac Gold Pool 4% 4/1/2043	573,633	545,171
Freddie Mac Gold Pool 4% 4/1/2043	29,915	28,418
Freddie Mac Gold Pool 4% 4/1/2043	18,369	17,649
Freddie Mac Gold Pool 4% 4/1/2046	165,975	155,671
Freddie Mac Gold Pool 4% 4/1/2048	155,389	145,013
Freddie Mac Gold Pool 4% 4/1/2048	129,921	121,124
Freddie Mac Gold Pool 4% 4/1/2048	70,134	65,386
Freddie Mac Gold Pool 4% 4/1/2048	28,087	26,185
Freddie Mac Gold Pool 4% 4/1/2048	7,672	7,153
Freddie Mac Gold Pool 4% 4/1/2052	93,857	87,601
Freddie Mac Gold Pool 4% 4/1/2052	62,649	58,473
Freddie Mac Gold Pool 4% 5/1/2038	772,232	739,948
Freddie Mac Gold Pool 4% 5/1/2042	49,843	47,570
Freddie Mac Gold Pool 4% 5/1/2043	6,405	6,067
Freddie Mac Gold Pool 4% 5/1/2045	58,059	54,615
Freddie Mac Gold Pool 4% 5/1/2048	951,377	889,935
Freddie Mac Gold Pool 4% 6/1/2038	30,916	29,624
Freddie Mac Gold Pool 4% 6/1/2038	22,930	21,971
Freddie Mac Gold Pool 4% 6/1/2041	14,570	13,867
Freddie Mac Gold Pool 4% 6/1/2041	4,217	4,113
Freddie Mac Gold Pool 4% 6/1/2045	38,434	36,192
Freddie Mac Gold Pool 4% 6/1/2047	2,657,725	2,489,404
Freddie Mac Gold Pool 4% 6/1/2047	188,289	176,717
Freddie Mac Gold Pool 4% 6/1/2052	48,080	44,875
Freddie Mac Gold Pool 4% 7/1/2043	21,608	20,425
Freddie Mac Gold Pool 4% 7/1/2045	122,690	115,533
Freddie Mac Gold Pool 4% 7/1/2052	78,541	73,306
Freddie Mac Gold Pool 4% 8/1/2038	174,811	167,502
Freddie Mac Gold Pool 4% 8/1/2038	124,242	119,048
Freddie Mac Gold Pool 4% 8/1/2043	28,245	26,921
Freddie Mac Gold Pool 4% 8/1/2044	14,434	13,634
Freddie Mac Gold Pool 4% 8/1/2044	10,276	9,766
Freddie Mac Gold Pool 4% 8/1/2052	46,379	43,273
Freddie Mac Gold Pool 4% 9/1/2041	41,847	39,918
Freddie Mac Gold Pool 4% 9/1/2041	15,286	14,577
Freddie Mac Gold Pool 4% 9/1/2041	14,142	13,533
Freddie Mac Gold Pool 4% 9/1/2041	13,895	13,223
Freddie Mac Gold Pool 4% 9/1/2043	9,146	8,705
Freddie Mac Gold Pool 4% 9/1/2044	38,621	36,509
Freddie Mac Gold Pool 4% 9/1/2051	100,112	93,501
Freddie Mac Gold Pool 4.5% 1/1/2040	14,573	14,365
Freddie Mac Gold Pool 4.5% 1/1/2041	17,074	16,815
Freddie Mac Gold Pool 4.5% 1/1/2041	8,791	8,669
Freddie Mac Gold Pool 4.5% 1/1/2041	3,104	3,059
Freddie Mac Gold Pool 4.5% 1/1/2042	428,683	421,946
Freddie Mac Gold Pool 4.5% 1/1/2045	17,313	16,782
Freddie Mac Gold Pool 4.5% 1/1/2047	30,205	29,071
Freddie Mac Gold Pool 4.5% 10/1/2039	85,168	83,938
Freddie Mac Gold Pool 4.5% 10/1/2039	19,517	19,225
Freddie Mac Gold Pool 4.5% 10/1/2039	8,003	7,888
Freddie Mac Gold Pool 4.5% 10/1/2039	1,377	1,360
Freddie Mac Gold Pool 4.5% 10/1/2040	39,574	38,952
Freddie Mac Gold Pool 4.5% 10/1/2040	24,116	23,701
Freddie Mac Gold Pool 4.5% 10/1/2041	104,624	102,785
Freddie Mac Gold Pool 4.5% 10/1/2043	25,215	24,655
Freddie Mac Gold Pool 4.5% 10/1/2048	562,263	542,202
Freddie Mac Gold Pool 4.5% 10/1/2048	82,507	79,047
Freddie Mac Gold Pool 4.5% 11/1/2031	4,319	4,290
Freddie Mac Gold Pool 4.5% 11/1/2039	1,096	1,080
Freddie Mac Gold Pool 4.5% 11/1/2040	9,598	9,448
Freddie Mac Gold Pool 4.5% 11/1/2040	4,756	4,683
Freddie Mac Gold Pool 4.5% 11/1/2040	472	465
Freddie Mac Gold Pool 4.5% 11/1/2044	131,905	128,065
Freddie Mac Gold Pool 4.5% 11/1/2044	7,449	7,232
Freddie Mac Gold Pool 4.5% 12/1/2039	911	897
Freddie Mac Gold Pool 4.5% 12/1/2039	768	757
Freddie Mac Gold Pool 4.5% 12/1/2040	14,396	14,147
Freddie Mac Gold Pool 4.5% 12/1/2040	12,417	12,202
Freddie Mac Gold Pool 4.5% 12/1/2040	1,868	1,835
Freddie Mac Gold Pool 4.5% 12/1/2044	26,274	25,509
Freddie Mac Gold Pool 4.5% 12/1/2044	7,534	7,315
Freddie Mac Gold Pool 4.5% 12/1/2045	78,014	76,913
Freddie Mac Gold Pool 4.5% 12/1/2046	40,936	39,399
Freddie Mac Gold Pool 4.5% 2/1/2037	1,310	1,296
Freddie Mac Gold Pool 4.5% 2/1/2040	4,537	4,472
Freddie Mac Gold Pool 4.5% 2/1/2041	63,339	62,369
Freddie Mac Gold Pool 4.5% 2/1/2041	18,882	18,582
Freddie Mac Gold Pool 4.5% 2/1/2041	16,383	16,094
Freddie Mac Gold Pool 4.5% 2/1/2041	16,350	16,057
Freddie Mac Gold Pool 4.5% 2/1/2041	15,396	15,157
Freddie Mac Gold Pool 4.5% 2/1/2041	13,746	13,540
Freddie Mac Gold Pool 4.5% 2/1/2041	12,765	12,571
Freddie Mac Gold Pool 4.5% 2/1/2041	10,107	9,962
Freddie Mac Gold Pool 4.5% 2/1/2041	7,006	6,884
Freddie Mac Gold Pool 4.5% 2/1/2044	12,281	12,025
Freddie Mac Gold Pool 4.5% 2/1/2047	147,629	141,947
Freddie Mac Gold Pool 4.5% 3/1/2041	161,891	159,329
Freddie Mac Gold Pool 4.5% 3/1/2041	68,194	67,132
Freddie Mac Gold Pool 4.5% 3/1/2041	18,562	18,276
Freddie Mac Gold Pool 4.5% 3/1/2041	15,804	15,558
Freddie Mac Gold Pool 4.5% 3/1/2041	12,828	12,620
Freddie Mac Gold Pool 4.5% 3/1/2041	4,311	4,243
Freddie Mac Gold Pool 4.5% 3/1/2042	3,907	3,847
Freddie Mac Gold Pool 4.5% 3/1/2042	2,934	2,887
Freddie Mac Gold Pool 4.5% 3/1/2044	11,492	11,179
Freddie Mac Gold Pool 4.5% 4/1/2041	207,515	204,199
Freddie Mac Gold Pool 4.5% 4/1/2041	22,183	21,780
Freddie Mac Gold Pool 4.5% 4/1/2041	21,770	21,400
Freddie Mac Gold Pool 4.5% 4/1/2041	5,609	5,507
Freddie Mac Gold Pool 4.5% 4/1/2041	2,716	2,674
Freddie Mac Gold Pool 4.5% 4/1/2041	1,612	1,586
Freddie Mac Gold Pool 4.5% 5/1/2035	6,884	6,815
Freddie Mac Gold Pool 4.5% 5/1/2039	55,704	54,947
Freddie Mac Gold Pool 4.5% 5/1/2040	3,330	3,287
Freddie Mac Gold Pool 4.5% 5/1/2040	2,876	2,833
Freddie Mac Gold Pool 4.5% 5/1/2041	23,625	23,217
Freddie Mac Gold Pool 4.5% 5/1/2041	23,120	22,702
Freddie Mac Gold Pool 4.5% 5/1/2041	15,177	14,937
Freddie Mac Gold Pool 4.5% 5/1/2045	130,441	126,439
Freddie Mac Gold Pool 4.5% 5/1/2047	372,766	358,418
Freddie Mac Gold Pool 4.5% 5/1/2047	278,322	267,609
Freddie Mac Gold Pool 4.5% 5/1/2047	120,574	115,933
Freddie Mac Gold Pool 4.5% 6/1/2025	21	21
Freddie Mac Gold Pool 4.5% 6/1/2038	8,593	8,507
Freddie Mac Gold Pool 4.5% 6/1/2039	4,891	4,819
Freddie Mac Gold Pool 4.5% 6/1/2040	6,031	5,941
Freddie Mac Gold Pool 4.5% 6/1/2040	1,274	1,255
Freddie Mac Gold Pool 4.5% 6/1/2041	24,847	24,482
Freddie Mac Gold Pool 4.5% 6/1/2041	18,271	17,949
Freddie Mac Gold Pool 4.5% 6/1/2041	18,020	17,703
Freddie Mac Gold Pool 4.5% 6/1/2041	15,453	15,228
Freddie Mac Gold Pool 4.5% 6/1/2041	9,413	9,253
Freddie Mac Gold Pool 4.5% 6/1/2041	7,386	7,292
Freddie Mac Gold Pool 4.5% 6/1/2041	3,011	2,960
Freddie Mac Gold Pool 4.5% 6/1/2041	1,198	1,179
Freddie Mac Gold Pool 4.5% 6/1/2047	533,127	512,607
Freddie Mac Gold Pool 4.5% 6/1/2047	148,776	143,282
Freddie Mac Gold Pool 4.5% 7/1/2025	293	292
Freddie Mac Gold Pool 4.5% 7/1/2040	29,925	29,490
Freddie Mac Gold Pool 4.5% 7/1/2040	13,085	12,870
Freddie Mac Gold Pool 4.5% 7/1/2040	11,810	11,628
Freddie Mac Gold Pool 4.5% 7/1/2040	2,376	2,340
Freddie Mac Gold Pool 4.5% 7/1/2041	11,137	10,959
Freddie Mac Gold Pool 4.5% 7/1/2044	6,125	5,946
Freddie Mac Gold Pool 4.5% 7/1/2047	270,448	261,306
Freddie Mac Gold Pool 4.5% 7/1/2047	223,701	215,021
Freddie Mac Gold Pool 4.5% 7/1/2047	117,625	113,244
Freddie Mac Gold Pool 4.5% 8/1/2033	3,483	3,454
Freddie Mac Gold Pool 4.5% 8/1/2035	1,219	1,208
Freddie Mac Gold Pool 4.5% 8/1/2035	463	458
Freddie Mac Gold Pool 4.5% 8/1/2039	1,293	1,274
Freddie Mac Gold Pool 4.5% 8/1/2040	10,476	10,317
Freddie Mac Gold Pool 4.5% 8/1/2040	8,418	8,286
Freddie Mac Gold Pool 4.5% 8/1/2040	2,688	2,646
Freddie Mac Gold Pool 4.5% 8/1/2040	1,732	1,706
Freddie Mac Gold Pool 4.5% 8/1/2041	74,749	73,550
Freddie Mac Gold Pool 4.5% 8/1/2041	16,068	15,817
Freddie Mac Gold Pool 4.5% 8/1/2041	10,470	10,285
Freddie Mac Gold Pool 4.5% 8/1/2041	7,886	7,765
Freddie Mac Gold Pool 4.5% 8/1/2041	2,635	2,593
Freddie Mac Gold Pool 4.5% 8/1/2041	994	976
Freddie Mac Gold Pool 4.5% 9/1/2039	47,447	46,866
Freddie Mac Gold Pool 4.5% 9/1/2039	1,489	1,468
Freddie Mac Gold Pool 4.5% 9/1/2039	715	706
Freddie Mac Gold Pool 4.5% 9/1/2040	19,853	19,548
Freddie Mac Gold Pool 4.5% 9/1/2041	183,513	180,806
Freddie Mac Gold Pool 4.5% 9/1/2041	104,009	102,364
Freddie Mac Gold Pool 4.5% 9/1/2041	78,082	76,818
Freddie Mac Gold Pool 4.5% 9/1/2041	16,916	16,654
Freddie Mac Gold Pool 4.5% 9/1/2041	3,426	3,372
Freddie Mac Gold Pool 5% 1/1/2035	80,765	81,312
Freddie Mac Gold Pool 5% 1/1/2037	3,650	3,676
Freddie Mac Gold Pool 5% 1/1/2040	34,049	34,272
Freddie Mac Gold Pool 5% 1/1/2041	3,749	3,772
Freddie Mac Gold Pool 5% 1/1/2053	1,192,234	1,164,896
Freddie Mac Gold Pool 5% 10/1/2033	9,106	9,168
Freddie Mac Gold Pool 5% 10/1/2033	6,439	6,482
Freddie Mac Gold Pool 5% 10/1/2033	724	729
Freddie Mac Gold Pool 5% 10/1/2033	396	399
Freddie Mac Gold Pool 5% 10/1/2052	2,344,797	2,296,892
Freddie Mac Gold Pool 5% 11/1/2034	99	100
Freddie Mac Gold Pool 5% 11/1/2035	5,168	5,205
Freddie Mac Gold Pool 5% 11/1/2037	1,011	1,018
Freddie Mac Gold Pool 5% 11/1/2040	6,394	6,436
Freddie Mac Gold Pool 5% 11/1/2052	587,755	575,563
Freddie Mac Gold Pool 5% 11/1/2052	562,300	552,394
Freddie Mac Gold Pool 5% 12/1/2033	7,853	7,907
Freddie Mac Gold Pool 5% 12/1/2033	3,531	3,555
Freddie Mac Gold Pool 5% 12/1/2033	1,513	1,523
Freddie Mac Gold Pool 5% 12/1/2034	2,673	2,692
Freddie Mac Gold Pool 5% 12/1/2034	2,210	2,226
Freddie Mac Gold Pool 5% 12/1/2035	14,366	14,470
Freddie Mac Gold Pool 5% 12/1/2052 (m)	1,310,257	1,283,079
Freddie Mac Gold Pool 5% 12/1/2052	351,245	343,959
Freddie Mac Gold Pool 5% 12/1/2052	311,745	305,279
Freddie Mac Gold Pool 5% 12/1/2052	290,299	284,277
Freddie Mac Gold Pool 5% 12/1/2052	27,856	27,113
Freddie Mac Gold Pool 5% 2/1/2035	9,579	9,639
Freddie Mac Gold Pool 5% 2/1/2040	8,433	8,487
Freddie Mac Gold Pool 5% 2/1/2041	12,530	12,606
Freddie Mac Gold Pool 5% 2/1/2041	8,355	8,405
Freddie Mac Gold Pool 5% 3/1/2041	17,235	17,345
Freddie Mac Gold Pool 5% 3/1/2041	11,988	12,060
Freddie Mac Gold Pool 5% 3/1/2041	2,502	2,506
Freddie Mac Gold Pool 5% 4/1/2034	2,966	2,987
Freddie Mac Gold Pool 5% 4/1/2035	21,019	21,163
Freddie Mac Gold Pool 5% 4/1/2035	7,415	7,468
Freddie Mac Gold Pool 5% 4/1/2035	5,439	5,478
Freddie Mac Gold Pool 5% 4/1/2036	53,140	53,522
Freddie Mac Gold Pool 5% 4/1/2040	46,344	46,642
Freddie Mac Gold Pool 5% 4/1/2041	3,748	3,770
Freddie Mac Gold Pool 5% 4/1/2041	846	851
Freddie Mac Gold Pool 5% 5/1/2034	3,588	3,612
Freddie Mac Gold Pool 5% 5/1/2034	3,272	3,293
Freddie Mac Gold Pool 5% 5/1/2034	1,799	1,811
Freddie Mac Gold Pool 5% 5/1/2034	478	481
Freddie Mac Gold Pool 5% 5/1/2035	20,530	20,676
Freddie Mac Gold Pool 5% 5/1/2035	832	838
Freddie Mac Gold Pool 5% 5/1/2040	8,573	8,629
Freddie Mac Gold Pool 5% 5/1/2041	15,101	15,190
Freddie Mac Gold Pool 5% 6/1/2035	3,843	3,870
Freddie Mac Gold Pool 5% 6/1/2035	1,709	1,721
Freddie Mac Gold Pool 5% 6/1/2038	2,349	2,364
Freddie Mac Gold Pool 5% 6/1/2038	1,767	1,779
Freddie Mac Gold Pool 5% 6/1/2040	29,650	29,843
Freddie Mac Gold Pool 5% 6/1/2040	23,679	23,832
Freddie Mac Gold Pool 5% 6/1/2041	745,487	750,241
Freddie Mac Gold Pool 5% 6/1/2041	15,198	15,266
Freddie Mac Gold Pool 5% 6/1/2052	269,337	264,761
Freddie Mac Gold Pool 5% 7/1/2034	192	193
Freddie Mac Gold Pool 5% 7/1/2035	134,032	134,971
Freddie Mac Gold Pool 5% 7/1/2035	18,662	18,796
Freddie Mac Gold Pool 5% 7/1/2035	2,688	2,707
Freddie Mac Gold Pool 5% 7/1/2035	2,211	2,226
Freddie Mac Gold Pool 5% 7/1/2035	811	817
Freddie Mac Gold Pool 5% 7/1/2035	798	803
Freddie Mac Gold Pool 5% 7/1/2035	752	758
Freddie Mac Gold Pool 5% 7/1/2035	691	696
Freddie Mac Gold Pool 5% 7/1/2035	246	248
Freddie Mac Gold Pool 5% 7/1/2040	6,319	6,361
Freddie Mac Gold Pool 5% 7/1/2040	1,373	1,382
Freddie Mac Gold Pool 5% 7/1/2041	13,524	13,603
Freddie Mac Gold Pool 5% 7/1/2041	12,760	12,844
Freddie Mac Gold Pool 5% 7/1/2041	11,786	11,857
Freddie Mac Gold Pool 5% 7/1/2041	11,017	11,067
Freddie Mac Gold Pool 5% 7/1/2041	7,842	7,892
Freddie Mac Gold Pool 5% 7/1/2041	6,031	6,068
Freddie Mac Gold Pool 5% 7/1/2041	4,717	4,750
Freddie Mac Gold Pool 5% 8/1/2033	2,435	2,452
Freddie Mac Gold Pool 5% 8/1/2033	840	845
Freddie Mac Gold Pool 5% 8/1/2034	32,517	32,741
Freddie Mac Gold Pool 5% 8/1/2035	2,676	2,694
Freddie Mac Gold Pool 5% 8/1/2035	827	833
Freddie Mac Gold Pool 5% 8/1/2035	562	566
Freddie Mac Gold Pool 5% 8/1/2036	964	971
Freddie Mac Gold Pool 5% 8/1/2040	25,619	25,787
Freddie Mac Gold Pool 5% 8/1/2040	2,133	2,148
Freddie Mac Gold Pool 5% 9/1/2033	7,814	7,866
Freddie Mac Gold Pool 5% 9/1/2035	17,078	17,202
Freddie Mac Gold Pool 5% 9/1/2035	998	1,005
Freddie Mac Gold Pool 5% 9/1/2035	108	108
Freddie Mac Gold Pool 5.5% 1/1/2055	3,864,795	3,878,002
Freddie Mac Gold Pool 5.5% 1/1/2055	3,837,121	3,833,446
Freddie Mac Gold Pool 5.5% 10/1/2054	3,786,596	3,782,970
Freddie Mac Gold Pool 5.5% 11/1/2054	3,517,890	3,525,515
Freddie Mac Gold Pool 5.5% 2/1/2054	228,354	226,922
Freddie Mac Gold Pool 5.5% 2/1/2055	3,749,568	3,714,340
Freddie Mac Gold Pool 5.5% 5/1/2053	4,308,313	4,301,495
Freddie Mac Gold Pool 5.5% 9/1/2053	11,783,053	11,801,228
Freddie Mac Gold Pool 5.5% 9/1/2054	3,028,575	3,030,407
Freddie Mac Gold Pool 6% 1/1/2029	1,600	1,627
Freddie Mac Gold Pool 6% 1/1/2029	174	178
Freddie Mac Gold Pool 6% 1/1/2029	69	70
Freddie Mac Gold Pool 6% 1/1/2029	47	48
Freddie Mac Gold Pool 6% 1/1/2032	1,846	1,907
Freddie Mac Gold Pool 6% 1/1/2032	1,170	1,208
Freddie Mac Gold Pool 6% 10/1/2032	983	1,018
Freddie Mac Gold Pool 6% 10/1/2054	1,559,596	1,597,511
Freddie Mac Gold Pool 6% 11/1/2029	120	123
Freddie Mac Gold Pool 6% 11/1/2031	1,248	1,290
Freddie Mac Gold Pool 6% 11/1/2032	10,205	10,547
Freddie Mac Gold Pool 6% 11/1/2053	343,499	350,025
Freddie Mac Gold Pool 6% 12/1/2032	516	534
Freddie Mac Gold Pool 6% 12/1/2037	26,822	28,140
Freddie Mac Gold Pool 6% 12/1/2037	6,938	7,280
Freddie Mac Gold Pool 6% 12/1/2052	384,219	392,119
Freddie Mac Gold Pool 6% 2/1/2029	224	228
Freddie Mac Gold Pool 6% 2/1/2029	120	123
Freddie Mac Gold Pool 6% 2/1/2029	100	102
Freddie Mac Gold Pool 6% 2/1/2029	82	84
Freddie Mac Gold Pool 6% 2/1/2029	64	65
Freddie Mac Gold Pool 6% 2/1/2029	8	8
Freddie Mac Gold Pool 6% 2/1/2055	1,094,150	1,120,749
Freddie Mac Gold Pool 6% 3/1/2029	560	571
Freddie Mac Gold Pool 6% 3/1/2029	192	196
Freddie Mac Gold Pool 6% 3/1/2029	100	102
Freddie Mac Gold Pool 6% 3/1/2029	82	84
Freddie Mac Gold Pool 6% 3/1/2029	82	84
Freddie Mac Gold Pool 6% 4/1/2028	24	24
Freddie Mac Gold Pool 6% 4/1/2029	90	92
Freddie Mac Gold Pool 6% 4/1/2029	54	54
Freddie Mac Gold Pool 6% 4/1/2029	29	29
Freddie Mac Gold Pool 6% 4/1/2029	17	17
Freddie Mac Gold Pool 6% 4/1/2031	955	983
Freddie Mac Gold Pool 6% 4/1/2033	3,381	3,499
Freddie Mac Gold Pool 6% 5/1/2029	202	205
Freddie Mac Gold Pool 6% 5/1/2029	92	93
Freddie Mac Gold Pool 6% 5/1/2033	24,092	24,812
Freddie Mac Gold Pool 6% 5/1/2054	4,854,948	4,972,976
Freddie Mac Gold Pool 6% 6/1/2029	1,039	1,056
Freddie Mac Gold Pool 6% 6/1/2029	195	198
Freddie Mac Gold Pool 6% 6/1/2029	71	72
Freddie Mac Gold Pool 6% 6/1/2031	321	332
Freddie Mac Gold Pool 6% 7/1/2028	44	44
Freddie Mac Gold Pool 6% 7/1/2029	357	363
Freddie Mac Gold Pool 6% 7/1/2029	250	253
Freddie Mac Gold Pool 6% 7/1/2029	189	191
Freddie Mac Gold Pool 6% 7/1/2029	170	173
Freddie Mac Gold Pool 6% 7/1/2029	166	170
Freddie Mac Gold Pool 6% 7/1/2029	154	157
Freddie Mac Gold Pool 6% 7/1/2029	106	108
Freddie Mac Gold Pool 6% 7/1/2029	77	79
Freddie Mac Gold Pool 6% 7/1/2029	64	65
Freddie Mac Gold Pool 6% 7/1/2029	52	53
Freddie Mac Gold Pool 6% 7/1/2032	2,450	2,527
Freddie Mac Gold Pool 6% 7/1/2033	3,205	3,325
Freddie Mac Gold Pool 6% 7/1/2037	2,375	2,492
Freddie Mac Gold Pool 6% 7/1/2039	7,646,302	7,833,268
Freddie Mac Gold Pool 6% 8/1/2029	122	125
Freddie Mac Gold Pool 6% 8/1/2037	23,360	24,469
Freddie Mac Gold Pool 6% 9/1/2033	18,601	19,277
Freddie Mac Gold Pool 6% 9/1/2054	15,018,629	15,313,346
Freddie Mac Gold Pool 6% 9/1/2054	14,780,997	15,154,193
Freddie Mac Gold Pool 6.5% 1/1/2032	12,213	12,711
Freddie Mac Gold Pool 6.5% 1/1/2054	1,879,385	1,947,555
Freddie Mac Gold Pool 6.5% 1/1/2054	1,621,093	1,680,908
Freddie Mac Gold Pool 6.5% 1/1/2054	960,302	996,935
Freddie Mac Gold Pool 6.5% 10/1/2032	7,036	7,338
Freddie Mac Gold Pool 6.5% 12/1/2052	317,313	327,534
Freddie Mac Gold Pool 6.5% 12/1/2053	367,270	381,590
Freddie Mac Gold Pool 6.5% 2/1/2037	1,763	1,856
Freddie Mac Gold Pool 6.5% 2/1/2054	8,075,884	8,368,816
Freddie Mac Gold Pool 6.5% 3/1/2032	42	44
Freddie Mac Gold Pool 6.5% 3/1/2036	73,837	76,819
Freddie Mac Gold Pool 6.5% 3/1/2037	1,106	1,174
Freddie Mac Gold Pool 6.5% 4/1/2032	724	753
Freddie Mac Gold Pool 6.5% 6/1/2054	3,663,292	3,807,617
Freddie Mac Gold Pool 6.5% 6/1/2054	704,273	733,615
Freddie Mac Gold Pool 6.5% 7/1/2032	185	193
Freddie Mac Gold Pool 6.5% 8/1/2032	2,826	2,940
Freddie Mac Gold Pool 6.5% 8/1/2032	1,906	1,987
Freddie Mac Gold Pool 6.5% 8/1/2032	1,799	1,873
Freddie Mac Gold Pool 6.5% 9/1/2039	90,599	96,170
Freddie Mac Gold Pool 6.5% 9/1/2053	151,584	157,521
Freddie Mac Gold Pool 6.5% 9/1/2053	146,075	151,374
Freddie Mac Gold Pool 6.5% 9/1/2054	9,952,340	10,382,536
Freddie Mac Gold Pool 6.5% 9/1/2054	834,706	870,004
Freddie Mac Gold Pool 7% 1/1/2036	3,728	3,924
Freddie Mac Gold Pool 7% 11/1/2026	345	348
Freddie Mac Gold Pool 7% 11/1/2034	6,043	6,359
Freddie Mac Gold Pool 7% 11/1/2034	5,415	5,726
Freddie Mac Gold Pool 7% 12/1/2026	687	694
Freddie Mac Gold Pool 7% 2/1/2027	102	102
Freddie Mac Gold Pool 7% 3/1/2026	372	372
Freddie Mac Gold Pool 7% 4/1/2032	2,387	2,496
Freddie Mac Gold Pool 7% 4/1/2032	1,040	1,097
Freddie Mac Gold Pool 7% 7/1/2026	156	156
Freddie Mac Gold Pool 7% 7/1/2029	10,064	10,498
Freddie Mac Gold Pool 7% 8/1/2026	858	863
Freddie Mac Gold Pool 7% 9/1/2026	1,043	1,051
Freddie Mac Gold Pool 7% 9/1/2035	15,600	16,451
Freddie Mac Gold Pool 7.5% 1/1/2027	28	29
Freddie Mac Gold Pool 7.5% 11/1/2030	97	103
Freddie Mac Gold Pool 7.5% 11/1/2030	17	18
Freddie Mac Gold Pool 7.5% 11/1/2031	311	332
Freddie Mac Gold Pool 7.5% 5/1/2031	171	180
Freddie Mac Gold Pool 7.5% 6/1/2026	10	10
Freddie Mac Gold Pool 7.5% 8/1/2030	281	295
Freddie Mac Gold Pool 8% 11/1/2031	644	669
Freddie Mac Gold Pool 8% 2/1/2030	40	41
Freddie Mac Gold Pool 8% 4/1/2030	12	13
Freddie Mac Gold Pool 8% 4/1/2032	89	92
Freddie Mac Gold Pool 8% 7/1/2030	263	274
Freddie Mac Gold Pool 8% 8/1/2030	612	632
Freddie Mac Gold Pool 8% 8/1/2030	34	36
Freddie Mac Gold Pool 8% 8/1/2030	20	21
Freddie Mac Gold Pool 8% 9/1/2030	29	30
Freddie Mac Gold Pool 8.5% 1/1/2028	10	10
Freddie Mac Gold Pool 8.5% 11/1/2026	8	8
Freddie Mac Gold Pool 8.5% 12/1/2027	17	17
Freddie Mac Gold Pool 8.5% 5/1/2027	14	14
Freddie Mac Gold Pool 8.5% 5/1/2027	6	7
Freddie Mac Gold Pool 8.5% 8/1/2026	21	21
Freddie Mac Gold Pool 8.5% 8/1/2027	275	281
Freddie Mac Gold Pool 8.5% 8/1/2027	273	279
Freddie Mac Gold Pool 8.5% 8/1/2027	19	19
Freddie Mac Gold Pool 8.5% 9/1/2026	16	16
Freddie Mac Gold Pool 8.5% 9/1/2029	40	42
Freddie Mac Manufactured Housing participation certificates 5.5% 4/1/2055	599,350	594,655
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,362,373	1,392,194
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,202,719	2,293,975
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,050,722	2,138,885
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	647,686	679,225
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.133% 1/1/2036 (b)(c)	18,602	18,888
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 6.381% 3/1/2036 (b)(c)	12,850	13,074
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.5% 3/1/2036 (b)(c)	9,782	10,030
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	62,845	64,512
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.61% 12/1/2040 (b)(c)	92,181	95,504
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.3% 9/1/2041 (b)(c)	216,410	224,176
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 7.567% 7/1/2041 (b)(c)	23,019	23,821
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	6,753	6,978
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 10/1/2041 (b)(c)	184,958	192,360
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	3,334	3,472
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 7.601% 9/1/2041 (b)(c)	26,012	27,012
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.125% 5/1/2041 (b)(c)	48,316	50,293
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.308% 5/1/2041 (b)(c)	32,298	33,538
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.572% 6/1/2041 (b)(c)	46,288	48,064
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 7.785% 6/1/2041 (b)(c)	13,310	13,813
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.927%, 7.283% 10/1/2042 (b)(c)	99,520	103,170
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	5,488	5,720
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 7.658% 3/1/2033 (b)(c)	202	205
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 7.905% 7/1/2036 (b)(c)	33,211	34,277
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.2%, 6.825% 12/1/2036 (b)(c)	8,074	8,411
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.681% 6/1/2033 (b)(c)	71,559	72,491
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	23,897	24,380
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.247%, 7.038% 6/1/2033 (b)(c)	17,916	18,182
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 7.219% 3/1/2035 (b)(c)	30,729	31,330
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 7.588% 7/1/2035 (b)(c)	43,289	44,293
Freddie Mac Non Gold Pool 4% 9/1/2040	6,231	5,965
Freddie Mac Non Gold Pool 4.5% 9/1/2040	1,114	1,096
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,992,889	3,995,304
Freddie Mac Non Gold Pool 5.5% 7/1/2053	987,793	986,847
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 6% 8/1/2037 (b)(c)	5,158	5,177
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	15,387	15,673
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	45,659	46,442
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.54% 7/1/2035 (b)(c)	11,092	11,283
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.995%, 6.662% 10/1/2035 (b)(c)	54,724	55,947
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.635% 5/1/2037 (b)(c)	10,803	11,099
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	22,826	23,459
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.281%, 7.906% 10/1/2035 (b)(c)	1,153	1,202
Freddie Mac Non Gold Pool 6% 11/1/2054	1,197,797	1,223,173
Freddie Mac Non Gold Pool 6% 6/1/2053	571,382	583,309
Freddie Mac Non Gold Pool 6% 6/1/2053	530,644	540,892
Freddie Mac Non Gold Pool 6% 6/1/2053	488,585	498,173
Freddie Mac Non Gold Pool 6% 6/1/2054	6,153,628	6,282,074
Freddie Mac Non Gold Pool 6% 7/1/2053	397,672	405,972
Freddie Mac Non Gold Pool 6% 7/1/2053	352,166	359,076
Freddie Mac Non Gold Pool 6% 9/1/2053	575,098	586,383
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,242,375	1,289,574
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,177,767	1,230,609
Freddie Mac Non Gold Pool 6.5% 11/1/2054	540,988	564,922
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,352,299	1,413,817
Ginnie Mae I Pool 2.5% 1/20/2052	774,214	643,342
Ginnie Mae I Pool 2.5% 12/20/2051	1,193,661	991,885
Ginnie Mae I Pool 2.5% 12/20/2051	821,792	682,877
Ginnie Mae I Pool 2.5% 12/20/2051	624,723	519,121
Ginnie Mae I Pool 2.5% 8/20/2051	692,685	575,594
Ginnie Mae I Pool 2.5% 9/20/2051	607,080	504,459
Ginnie Mae I Pool 3% 12/15/2042	152,222	136,618
Ginnie Mae I Pool 3% 12/20/2042	186,193	168,881
Ginnie Mae I Pool 3% 2/15/2045	88,307	78,538
Ginnie Mae I Pool 3% 2/15/2045	88,231	78,314
Ginnie Mae I Pool 3% 2/20/2050	618,810	539,001
Ginnie Mae I Pool 3% 3/15/2045	144,170	128,017
Ginnie Mae I Pool 3% 3/20/2043	123,594	112,118
Ginnie Mae I Pool 3% 3/20/2043	51,117	46,409
Ginnie Mae I Pool 3% 4/15/2043	22,910	20,484
Ginnie Mae I Pool 3% 4/15/2043	20,867	18,752
Ginnie Mae I Pool 3% 4/15/2043	7,275	6,546
Ginnie Mae I Pool 3% 4/15/2043	6,553	5,971
Ginnie Mae I Pool 3% 4/15/2045	50,877	45,158
Ginnie Mae I Pool 3% 5/15/2042	23,773	21,486
Ginnie Mae I Pool 3% 5/15/2043	27,458	24,318
Ginnie Mae I Pool 3% 5/15/2043	21,850	19,602
Ginnie Mae I Pool 3% 5/15/2043	17,533	15,689
Ginnie Mae I Pool 3% 5/15/2043	14,141	12,719
Ginnie Mae I Pool 3% 5/15/2043	8,086	7,226
Ginnie Mae I Pool 3% 5/15/2045	1,872	1,657
Ginnie Mae I Pool 3% 6/15/2043	22,216	19,847
Ginnie Mae I Pool 3% 6/15/2043	20,398	18,379
Ginnie Mae I Pool 3% 6/15/2043	13,335	12,079
Ginnie Mae I Pool 3% 8/15/2043	6,501	5,830
Ginnie Mae I Pool 3% 8/15/2043	5,537	4,967
Ginnie Mae I Pool 3.5% 1/15/2041	8,211	7,659
Ginnie Mae I Pool 3.5% 1/15/2042	74,847	69,250
Ginnie Mae I Pool 3.5% 1/15/2042	66,878	61,985
Ginnie Mae I Pool 3.5% 1/15/2042	3,860	3,589
Ginnie Mae I Pool 3.5% 1/15/2042	1,583	1,470
Ginnie Mae I Pool 3.5% 1/15/2043	72,820	67,452
Ginnie Mae I Pool 3.5% 1/15/2043	5,420	5,028
Ginnie Mae I Pool 3.5% 10/15/2041	7,533	7,000
Ginnie Mae I Pool 3.5% 11/15/2040	10,452	9,746
Ginnie Mae I Pool 3.5% 11/15/2042	170,075	157,632
Ginnie Mae I Pool 3.5% 12/15/2040	4,181	3,902
Ginnie Mae I Pool 3.5% 12/15/2041	64,741	60,057
Ginnie Mae I Pool 3.5% 12/15/2041	58,176	53,904
Ginnie Mae I Pool 3.5% 12/15/2041	41,251	38,418
Ginnie Mae I Pool 3.5% 12/15/2041	14,332	13,339
Ginnie Mae I Pool 3.5% 12/20/2049	71,236	63,533
Ginnie Mae I Pool 3.5% 12/20/2049	32,448	28,838
Ginnie Mae I Pool 3.5% 12/20/2049	25,175	22,515
Ginnie Mae I Pool 3.5% 12/20/2049	7,517	6,678
Ginnie Mae I Pool 3.5% 2/15/2042	70,593	65,623
Ginnie Mae I Pool 3.5% 2/15/2042	65,285	60,456
Ginnie Mae I Pool 3.5% 2/15/2042	58,759	54,396
Ginnie Mae I Pool 3.5% 2/15/2042	24,772	23,028
Ginnie Mae I Pool 3.5% 2/15/2042	5,072	4,712
Ginnie Mae I Pool 3.5% 2/15/2043	323,197	300,262
Ginnie Mae I Pool 3.5% 2/15/2043	17,305	16,044
Ginnie Mae I Pool 3.5% 2/15/2044	48,117	44,251
Ginnie Mae I Pool 3.5% 2/20/2043	102,558	95,235
Ginnie Mae I Pool 3.5% 3/15/2042	18,048	16,792
Ginnie Mae I Pool 3.5% 3/15/2042	13,308	12,345
Ginnie Mae I Pool 3.5% 3/15/2042	7,856	7,300
Ginnie Mae I Pool 3.5% 3/15/2043	5,609	5,192
Ginnie Mae I Pool 3.5% 3/20/2043	46,457	43,127
Ginnie Mae I Pool 3.5% 4/15/2043	279,254	259,594
Ginnie Mae I Pool 3.5% 4/15/2043	51,428	47,462
Ginnie Mae I Pool 3.5% 5/15/2042	23,233	21,597
Ginnie Mae I Pool 3.5% 5/15/2042	20,244	18,813
Ginnie Mae I Pool 3.5% 5/15/2043	21,352	19,772
Ginnie Mae I Pool 3.5% 5/15/2043	19,469	17,988
Ginnie Mae I Pool 3.5% 5/15/2043	13,916	12,960
Ginnie Mae I Pool 3.5% 5/15/2043	9,228	8,558
Ginnie Mae I Pool 3.5% 5/20/2046	57,125	51,447
Ginnie Mae I Pool 3.5% 5/20/2046	38,179	34,384
Ginnie Mae I Pool 3.5% 5/20/2046	33,084	29,796
Ginnie Mae I Pool 3.5% 5/20/2046	25,219	22,713
Ginnie Mae I Pool 3.5% 5/20/2046	24,621	22,174
Ginnie Mae I Pool 3.5% 5/20/2046	20,067	18,052
Ginnie Mae I Pool 3.5% 6/15/2042	4,873	4,507
Ginnie Mae I Pool 3.5% 6/15/2042	3,865	3,580
Ginnie Mae I Pool 3.5% 6/15/2043	36,472	33,679
Ginnie Mae I Pool 3.5% 6/15/2043	21,028	19,385
Ginnie Mae I Pool 3.5% 6/15/2043	20,255	18,773
Ginnie Mae I Pool 3.5% 6/15/2043	12,237	11,312
Ginnie Mae I Pool 3.5% 6/15/2043	10,998	10,281
Ginnie Mae I Pool 3.5% 6/15/2043	8,147	7,576
Ginnie Mae I Pool 3.5% 6/15/2043	5,706	5,268
Ginnie Mae I Pool 3.5% 6/20/2046	108,255	97,496
Ginnie Mae I Pool 3.5% 6/20/2046	38,099	34,312
Ginnie Mae I Pool 3.5% 6/20/2046	36,272	32,667
Ginnie Mae I Pool 3.5% 6/20/2046	36,139	32,547
Ginnie Mae I Pool 3.5% 6/20/2046	31,816	28,654
Ginnie Mae I Pool 3.5% 6/20/2046	19,360	17,436
Ginnie Mae I Pool 3.5% 6/20/2046	16,226	14,618
Ginnie Mae I Pool 3.5% 7/15/2042	48,538	45,000
Ginnie Mae I Pool 3.5% 7/15/2042	16,654	15,445
Ginnie Mae I Pool 3.5% 7/15/2042	5,344	4,952
Ginnie Mae I Pool 3.5% 7/15/2043	11,218	10,368
Ginnie Mae I Pool 3.5% 7/20/2043	94,097	86,903
Ginnie Mae I Pool 3.5% 7/20/2046	962,229	866,896
Ginnie Mae I Pool 3.5% 8/15/2042	5,394	4,995
Ginnie Mae I Pool 3.5% 8/15/2043	14,747	13,606
Ginnie Mae I Pool 3.5% 8/15/2043	2,826	2,606
Ginnie Mae I Pool 3.5% 9/15/2041	2,560	2,386
Ginnie Mae I Pool 3.5% 9/15/2042	15,843	14,654
Ginnie Mae I Pool 3.5% 9/15/2042	8,952	8,369
Ginnie Mae I Pool 3.5% 9/15/2042	8,273	7,655
Ginnie Mae I Pool 3.5% 9/15/2042	8,242	7,625
Ginnie Mae I Pool 3.5% 9/15/2042	2,945	2,728
Ginnie Mae I Pool 3.5% 9/15/2043	7,070	6,534
Ginnie Mae I Pool 4% 1/15/2040	19,568	18,850
Ginnie Mae I Pool 4% 1/15/2040	19,275	18,517
Ginnie Mae I Pool 4% 1/15/2041	63,759	61,155
Ginnie Mae I Pool 4% 1/15/2041	10,572	10,136
Ginnie Mae I Pool 4% 1/15/2041	5,808	5,573
Ginnie Mae I Pool 4% 1/15/2041	4,734	4,538
Ginnie Mae I Pool 4% 1/15/2042	6,369	6,107
Ginnie Mae I Pool 4% 1/15/2043	27,589	26,349
Ginnie Mae I Pool 4% 1/15/2047	47,061	43,597
Ginnie Mae I Pool 4% 1/15/2047	40,937	37,924
Ginnie Mae I Pool 4% 1/15/2047	30,276	28,047
Ginnie Mae I Pool 4% 1/15/2047	14,424	13,363
Ginnie Mae I Pool 4% 10/15/2039	23,232	22,380
Ginnie Mae I Pool 4% 10/15/2040	67,819	65,100
Ginnie Mae I Pool 4% 10/15/2040	64,519	61,972
Ginnie Mae I Pool 4% 10/15/2040	60,225	57,810
Ginnie Mae I Pool 4% 10/15/2040	8,317	7,989
Ginnie Mae I Pool 4% 10/15/2040	6,012	5,773
Ginnie Mae I Pool 4% 10/15/2040	5,540	5,325
Ginnie Mae I Pool 4% 10/15/2040	3,696	3,552
Ginnie Mae I Pool 4% 10/15/2041	129,505	123,945
Ginnie Mae I Pool 4% 10/15/2041	62,636	60,030
Ginnie Mae I Pool 4% 10/15/2041	44,270	42,453
Ginnie Mae I Pool 4% 10/15/2041	34,257	32,851
Ginnie Mae I Pool 4% 10/15/2041	25,554	24,541
Ginnie Mae I Pool 4% 10/15/2041	23,005	22,013
Ginnie Mae I Pool 4% 10/15/2041	19,263	18,412
Ginnie Mae I Pool 4% 10/15/2041	14,089	13,525
Ginnie Mae I Pool 4% 10/15/2041	13,898	13,312
Ginnie Mae I Pool 4% 10/15/2041	13,171	12,631
Ginnie Mae I Pool 4% 10/15/2041	11,921	11,420
Ginnie Mae I Pool 4% 10/15/2041	7,349	7,031
Ginnie Mae I Pool 4% 10/15/2041	3,400	3,262
Ginnie Mae I Pool 4% 10/20/2042	214,265	204,823
Ginnie Mae I Pool 4% 11/15/2039	17,477	16,856
Ginnie Mae I Pool 4% 11/15/2040	16,766	16,082
Ginnie Mae I Pool 4% 11/15/2040	12,242	11,726
Ginnie Mae I Pool 4% 11/15/2040	5,042	4,847
Ginnie Mae I Pool 4% 11/15/2040	4,195	4,035
Ginnie Mae I Pool 4% 11/15/2040	3,585	3,452
Ginnie Mae I Pool 4% 11/15/2041	113,532	108,786
Ginnie Mae I Pool 4% 11/15/2041	31,472	30,075
Ginnie Mae I Pool 4% 11/15/2041	9,384	8,981
Ginnie Mae I Pool 4% 11/15/2041	4,586	4,401
Ginnie Mae I Pool 4% 11/15/2041	1,661	1,595
Ginnie Mae I Pool 4% 11/15/2041	1,148	1,104
Ginnie Mae I Pool 4% 11/15/2042	9,294	8,879
Ginnie Mae I Pool 4% 12/15/2039	39,458	37,913
Ginnie Mae I Pool 4% 12/15/2039	17,730	17,038
Ginnie Mae I Pool 4% 12/15/2040	10,503	10,072
Ginnie Mae I Pool 4% 12/15/2040	7,994	7,701
Ginnie Mae I Pool 4% 12/15/2040	6,636	6,355
Ginnie Mae I Pool 4% 12/15/2040	5,830	5,596
Ginnie Mae I Pool 4% 12/15/2040	4,538	4,346
Ginnie Mae I Pool 4% 12/15/2041	51,573	49,457
Ginnie Mae I Pool 4% 12/15/2041	35,269	33,748
Ginnie Mae I Pool 4% 12/15/2041	24,216	23,186
Ginnie Mae I Pool 4% 12/15/2041	15,378	14,720
Ginnie Mae I Pool 4% 12/15/2041	7,927	7,581
Ginnie Mae I Pool 4% 12/15/2041	7,586	7,290
Ginnie Mae I Pool 4% 12/15/2041	2,711	2,596
Ginnie Mae I Pool 4% 12/15/2042	8,263	7,905
Ginnie Mae I Pool 4% 12/15/2046	10,197	9,479
Ginnie Mae I Pool 4% 2/15/2040	58,639	56,306
Ginnie Mae I Pool 4% 2/15/2040	41,591	39,923
Ginnie Mae I Pool 4% 2/15/2040	39,135	37,640
Ginnie Mae I Pool 4% 2/15/2040	15,952	15,327
Ginnie Mae I Pool 4% 2/15/2041	16,898	16,223
Ginnie Mae I Pool 4% 2/15/2041	11,656	11,157
Ginnie Mae I Pool 4% 2/15/2041	7,727	7,406
Ginnie Mae I Pool 4% 2/15/2041	6,578	6,299
Ginnie Mae I Pool 4% 2/15/2041	4,859	4,666
Ginnie Mae I Pool 4% 2/15/2042	16,673	15,963
Ginnie Mae I Pool 4% 2/15/2045	54,493	51,829
Ginnie Mae I Pool 4% 3/15/2040	260,415	250,096
Ginnie Mae I Pool 4% 3/15/2040	3,155	3,027
Ginnie Mae I Pool 4% 3/15/2041	128,753	123,631
Ginnie Mae I Pool 4% 3/15/2041	14,409	13,785
Ginnie Mae I Pool 4% 3/15/2041	9,723	9,335
Ginnie Mae I Pool 4% 3/15/2042	59,692	57,118
Ginnie Mae I Pool 4% 3/15/2042	16,556	15,845
Ginnie Mae I Pool 4% 3/15/2042	12,773	12,203
Ginnie Mae I Pool 4% 3/15/2042	7,338	7,016
Ginnie Mae I Pool 4% 4/15/2040	38,456	36,900
Ginnie Mae I Pool 4% 4/15/2040	20,437	19,660
Ginnie Mae I Pool 4% 4/15/2041	6,738	6,465
Ginnie Mae I Pool 4% 4/15/2042	19,367	18,518
Ginnie Mae I Pool 4% 4/15/2043	60,316	57,573
Ginnie Mae I Pool 4% 4/15/2043	4,697	4,508
Ginnie Mae I Pool 4% 4/15/2046	366,268	348,063
Ginnie Mae I Pool 4% 4/20/2048	51,304	47,559
Ginnie Mae I Pool 4% 4/20/2048	47,153	43,712
Ginnie Mae I Pool 4% 5/15/2040	28,600	27,438
Ginnie Mae I Pool 4% 5/15/2041	5,156	4,981
Ginnie Mae I Pool 4% 5/15/2041	1,952	1,872
Ginnie Mae I Pool 4% 5/15/2042	5,219	5,067
Ginnie Mae I Pool 4% 5/15/2043	12,796	12,190
Ginnie Mae I Pool 4% 5/15/2043	11,541	10,995
Ginnie Mae I Pool 4% 5/15/2045	50,936	48,364
Ginnie Mae I Pool 4% 5/20/2049	92,898	85,652
Ginnie Mae I Pool 4% 6/15/2041	13,490	12,929
Ginnie Mae I Pool 4% 6/15/2041	7,466	7,141
Ginnie Mae I Pool 4% 6/15/2041	5,974	5,759
Ginnie Mae I Pool 4% 6/15/2042	14,158	13,512
Ginnie Mae I Pool 4% 6/15/2042	2,033	1,941
Ginnie Mae I Pool 4% 6/15/2043	12,253	11,689
Ginnie Mae I Pool 4% 6/15/2043	4,662	4,461
Ginnie Mae I Pool 4% 6/15/2045	13,607	12,951
Ginnie Mae I Pool 4% 7/15/2039	21,619	20,786
Ginnie Mae I Pool 4% 7/15/2039	6,166	5,935
Ginnie Mae I Pool 4% 7/15/2041	26,156	25,005
Ginnie Mae I Pool 4% 7/15/2041	9,903	9,489
Ginnie Mae I Pool 4% 7/15/2041	8,191	7,873
Ginnie Mae I Pool 4% 7/15/2041	4,159	3,980
Ginnie Mae I Pool 4% 7/15/2041	3,770	3,604
Ginnie Mae I Pool 4% 7/15/2041	2,621	2,511
Ginnie Mae I Pool 4% 7/15/2041	2,259	2,241
Ginnie Mae I Pool 4% 7/15/2045	37,110	34,610
Ginnie Mae I Pool 4% 7/15/2046	34,383	31,960
Ginnie Mae I Pool 4% 7/15/2046	25,173	23,399
Ginnie Mae I Pool 4% 8/15/2039	14,363	13,801
Ginnie Mae I Pool 4% 8/15/2039	9,572	9,216
Ginnie Mae I Pool 4% 8/15/2039	9,431	9,056
Ginnie Mae I Pool 4% 8/15/2040	4,774	4,587
Ginnie Mae I Pool 4% 8/15/2041	14,735	14,122
Ginnie Mae I Pool 4% 8/15/2041	9,301	8,932
Ginnie Mae I Pool 4% 8/15/2041	5,865	5,647
Ginnie Mae I Pool 4% 8/15/2042	46,193	44,084
Ginnie Mae I Pool 4% 8/15/2042	10,857	10,412
Ginnie Mae I Pool 4% 8/15/2042	3,001	2,883
Ginnie Mae I Pool 4% 8/15/2043	8,339	7,950
Ginnie Mae I Pool 4% 8/15/2043	6,603	6,283
Ginnie Mae I Pool 4% 8/15/2043	4,072	3,889
Ginnie Mae I Pool 4% 8/15/2043	3,828	3,643
Ginnie Mae I Pool 4% 9/15/2039	11,542	11,132
Ginnie Mae I Pool 4% 9/15/2040	5,510	5,294
Ginnie Mae I Pool 4% 9/15/2041	52,360	50,162
Ginnie Mae I Pool 4% 9/15/2041	13,752	13,182
Ginnie Mae I Pool 4% 9/15/2041	13,320	12,783
Ginnie Mae I Pool 4% 9/15/2041	5,277	5,050
Ginnie Mae I Pool 4% 9/15/2041	5,015	4,805
Ginnie Mae I Pool 4% 9/15/2041	5,017	4,794
Ginnie Mae I Pool 4% 9/15/2041	3,704	3,554
Ginnie Mae I Pool 4% 9/15/2041	2,029	1,954
Ginnie Mae I Pool 4.5% 1/15/2041	1,999	1,962
Ginnie Mae I Pool 4.5% 10/15/2039	15,527	15,231
Ginnie Mae I Pool 4.5% 10/15/2039	8,449	8,310
Ginnie Mae I Pool 4.5% 10/15/2039	5,260	5,176
Ginnie Mae I Pool 4.5% 10/15/2039	1,991	1,958
Ginnie Mae I Pool 4.5% 10/15/2040	4,512	4,432
Ginnie Mae I Pool 4.5% 11/15/2039	44,297	43,452
Ginnie Mae I Pool 4.5% 11/15/2039	25,875	25,409
Ginnie Mae I Pool 4.5% 11/15/2039	18,642	18,320
Ginnie Mae I Pool 4.5% 11/15/2039	16,801	16,510
Ginnie Mae I Pool 4.5% 11/15/2039	15,099	14,839
Ginnie Mae I Pool 4.5% 11/15/2039	13,613	13,406
Ginnie Mae I Pool 4.5% 11/15/2039	9,459	9,297
Ginnie Mae I Pool 4.5% 11/15/2039	6,177	6,072
Ginnie Mae I Pool 4.5% 11/15/2039	5,701	5,607
Ginnie Mae I Pool 4.5% 11/15/2039	5,415	5,326
Ginnie Mae I Pool 4.5% 11/15/2039	2,852	2,801
Ginnie Mae I Pool 4.5% 11/15/2039	2,208	2,170
Ginnie Mae I Pool 4.5% 11/15/2039	2,023	1,989
Ginnie Mae I Pool 4.5% 11/15/2039	1,347	1,325
Ginnie Mae I Pool 4.5% 12/15/2039	11,286	11,115
Ginnie Mae I Pool 4.5% 2/15/2040	35,003	34,301
Ginnie Mae I Pool 4.5% 2/15/2040	32,767	32,207
Ginnie Mae I Pool 4.5% 2/15/2040	25,709	25,268
Ginnie Mae I Pool 4.5% 2/15/2040	22,470	22,104
Ginnie Mae I Pool 4.5% 2/15/2040	15,746	15,499
Ginnie Mae I Pool 4.5% 2/15/2040	12,215	12,003
Ginnie Mae I Pool 4.5% 2/15/2040	11,916	11,713
Ginnie Mae I Pool 4.5% 2/15/2040	10,490	10,324
Ginnie Mae I Pool 4.5% 2/15/2040	3,001	2,950
Ginnie Mae I Pool 4.5% 2/15/2040	2,970	2,921
Ginnie Mae I Pool 4.5% 2/15/2040	2,402	2,362
Ginnie Mae I Pool 4.5% 2/15/2040	1,345	1,323
Ginnie Mae I Pool 4.5% 2/15/2040	705	693
Ginnie Mae I Pool 4.5% 2/15/2041	11,869	11,641
Ginnie Mae I Pool 4.5% 3/15/2040	78,381	77,055
Ginnie Mae I Pool 4.5% 3/15/2040	11,468	11,265
Ginnie Mae I Pool 4.5% 3/15/2040	8,640	8,492
Ginnie Mae I Pool 4.5% 3/15/2040	6,591	6,479
Ginnie Mae I Pool 4.5% 3/15/2041	180,701	177,285
Ginnie Mae I Pool 4.5% 3/15/2041	5,556	5,460
Ginnie Mae I Pool 4.5% 3/15/2041	4,427	4,347
Ginnie Mae I Pool 4.5% 3/15/2041	1,329	1,305
Ginnie Mae I Pool 4.5% 4/15/2040	32,943	32,398
Ginnie Mae I Pool 4.5% 4/15/2040	27,142	26,614
Ginnie Mae I Pool 4.5% 4/15/2040	20,818	20,425
Ginnie Mae I Pool 4.5% 4/15/2040	12,124	11,902
Ginnie Mae I Pool 4.5% 4/15/2040	4,837	4,738
Ginnie Mae I Pool 4.5% 4/15/2040	4,714	4,618
Ginnie Mae I Pool 4.5% 5/15/2039	6,385	6,282
Ginnie Mae I Pool 4.5% 5/15/2040	41,141	40,439
Ginnie Mae I Pool 4.5% 5/15/2040	5,171	5,074
Ginnie Mae I Pool 4.5% 5/15/2041	232	230
Ginnie Mae I Pool 4.5% 6/15/2039	21,567	21,237
Ginnie Mae I Pool 4.5% 6/15/2039	19,213	18,896
Ginnie Mae I Pool 4.5% 6/15/2039	6,065	5,966
Ginnie Mae I Pool 4.5% 6/15/2039	4,990	4,909
Ginnie Mae I Pool 4.5% 6/15/2039	4,324	4,254
Ginnie Mae I Pool 4.5% 6/15/2040	149,485	146,576
Ginnie Mae I Pool 4.5% 6/15/2040	87,878	86,379
Ginnie Mae I Pool 4.5% 6/15/2040	43,120	42,368
Ginnie Mae I Pool 4.5% 6/15/2040	22,100	21,725
Ginnie Mae I Pool 4.5% 6/15/2040	21,500	21,135
Ginnie Mae I Pool 4.5% 6/15/2040	18,642	18,317
Ginnie Mae I Pool 4.5% 6/15/2040	17,740	17,433
Ginnie Mae I Pool 4.5% 6/15/2040	4,368	4,293
Ginnie Mae I Pool 4.5% 6/15/2040	2,828	2,777
Ginnie Mae I Pool 4.5% 6/15/2041	284,235	278,943
Ginnie Mae I Pool 4.5% 7/15/2039	18,804	18,501
Ginnie Mae I Pool 4.5% 7/15/2039	2,591	2,546
Ginnie Mae I Pool 4.5% 7/15/2040	69,664	68,465
Ginnie Mae I Pool 4.5% 7/15/2040	56,987	56,010
Ginnie Mae I Pool 4.5% 7/15/2040	43,805	43,067
Ginnie Mae I Pool 4.5% 7/15/2040	34,843	34,244
Ginnie Mae I Pool 4.5% 7/15/2040	31,051	30,521
Ginnie Mae I Pool 4.5% 7/15/2040	27,986	27,494
Ginnie Mae I Pool 4.5% 7/15/2040	7,698	7,563
Ginnie Mae I Pool 4.5% 7/15/2040	3,610	3,545
Ginnie Mae I Pool 4.5% 7/15/2040	2,710	2,663
Ginnie Mae I Pool 4.5% 7/15/2040	864	849
Ginnie Mae I Pool 4.5% 8/15/2039	180,178	177,229
Ginnie Mae I Pool 4.5% 8/15/2039	109,474	107,691
Ginnie Mae I Pool 4.5% 8/15/2039	92,456	90,957
Ginnie Mae I Pool 4.5% 8/15/2039	37,918	37,283
Ginnie Mae I Pool 4.5% 8/15/2039	22,906	22,537
Ginnie Mae I Pool 4.5% 8/15/2039	3,449	3,392
Ginnie Mae I Pool 4.5% 8/15/2040	18,870	18,426
Ginnie Mae I Pool 4.5% 8/15/2040	11,534	11,335
Ginnie Mae I Pool 4.5% 8/15/2040	8,225	8,077
Ginnie Mae I Pool 4.5% 8/15/2040	3,316	3,255
Ginnie Mae I Pool 4.5% 8/15/2040	3,009	2,953
Ginnie Mae I Pool 4.5% 8/15/2040	2,292	2,253
Ginnie Mae I Pool 4.5% 8/15/2040	2,156	2,119
Ginnie Mae I Pool 4.5% 8/15/2041	8,932	8,782
Ginnie Mae I Pool 4.5% 9/15/2033	297	294
Ginnie Mae I Pool 4.5% 9/15/2039	33,454	32,896
Ginnie Mae I Pool 4.5% 9/15/2039	15,624	15,369
Ginnie Mae I Pool 4.5% 9/15/2039	10,480	10,312
Ginnie Mae I Pool 4.5% 9/15/2039	9,924	9,758
Ginnie Mae I Pool 4.5% 9/15/2040	12,223	12,016
Ginnie Mae I Pool 4.5% 9/15/2040	5,881	5,776
Ginnie Mae I Pool 5% 1/15/2034	1,998	2,007
Ginnie Mae I Pool 5% 1/15/2040	2,401	2,412
Ginnie Mae I Pool 5% 1/15/2040	1,221	1,226
Ginnie Mae I Pool 5% 10/15/2033	1,619	1,627
Ginnie Mae I Pool 5% 10/15/2033	597	600
Ginnie Mae I Pool 5% 10/15/2034	1,720	1,728
Ginnie Mae I Pool 5% 10/15/2039	12,738	12,799
Ginnie Mae I Pool 5% 10/15/2039	10,944	10,995
Ginnie Mae I Pool 5% 10/15/2039	8,724	8,765
Ginnie Mae I Pool 5% 10/15/2039	5,724	5,751
Ginnie Mae I Pool 5% 10/15/2039	5,602	5,629
Ginnie Mae I Pool 5% 10/20/2054	964,164	936,009
Ginnie Mae I Pool 5% 11/15/2033	971	975
Ginnie Mae I Pool 5% 11/15/2039	13,404	13,468
Ginnie Mae I Pool 5% 11/15/2039	13,343	13,405
Ginnie Mae I Pool 5% 11/15/2039	10,455	10,503
Ginnie Mae I Pool 5% 11/15/2039	8,272	8,311
Ginnie Mae I Pool 5% 11/15/2039	3,129	3,143
Ginnie Mae I Pool 5% 11/15/2039	2,133	2,143
Ginnie Mae I Pool 5% 11/15/2040	10,628	10,678
Ginnie Mae I Pool 5% 11/15/2040	2,847	2,859
Ginnie Mae I Pool 5% 12/15/2032	427	429
Ginnie Mae I Pool 5% 12/15/2037	10,086	10,134
Ginnie Mae I Pool 5% 12/15/2039	11,519	11,572
Ginnie Mae I Pool 5% 12/15/2039	8,082	8,119
Ginnie Mae I Pool 5% 12/15/2039	7,656	7,692
Ginnie Mae I Pool 5% 2/15/2033	783	785
Ginnie Mae I Pool 5% 2/15/2039	2,526	2,538
Ginnie Mae I Pool 5% 2/15/2040	4,005	4,023
Ginnie Mae I Pool 5% 3/15/2033	471	474
Ginnie Mae I Pool 5% 3/15/2040	7,581	7,617
Ginnie Mae I Pool 5% 3/15/2041	12,699	12,755
Ginnie Mae I Pool 5% 3/15/2041	9,123	9,164
Ginnie Mae I Pool 5% 3/15/2041	3,205	3,220
Ginnie Mae I Pool 5% 4/15/2033	2,824	2,837
Ginnie Mae I Pool 5% 4/15/2039	3,256	3,272
Ginnie Mae I Pool 5% 4/15/2040	111,079	111,594
Ginnie Mae I Pool 5% 4/15/2040	85,098	85,494
Ginnie Mae I Pool 5% 4/15/2040	8,023	8,060
Ginnie Mae I Pool 5% 4/15/2040	3,896	3,914
Ginnie Mae I Pool 5% 4/15/2040	2,189	2,199
Ginnie Mae I Pool 5% 4/15/2040	1,486	1,493
Ginnie Mae I Pool 5% 4/15/2041	17,681	17,758
Ginnie Mae I Pool 5% 4/15/2041	9,453	9,495
Ginnie Mae I Pool 5% 4/15/2041	4,498	4,519
Ginnie Mae I Pool 5% 4/15/2041	2,538	2,549
Ginnie Mae I Pool 5% 4/20/2048	1,069,808	1,065,397
Ginnie Mae I Pool 5% 5/15/2038	4,460	4,481
Ginnie Mae I Pool 5% 5/15/2039	27,495	27,626
Ginnie Mae I Pool 5% 5/15/2039	13,683	13,748
Ginnie Mae I Pool 5% 5/15/2040	8,129	8,166
Ginnie Mae I Pool 5% 5/15/2040	4,884	4,907
Ginnie Mae I Pool 5% 5/15/2040	4,615	4,636
Ginnie Mae I Pool 5% 5/15/2040	1,725	1,732
Ginnie Mae I Pool 5% 6/15/2033	364	366
Ginnie Mae I Pool 5% 6/15/2039	4,330	4,351
Ginnie Mae I Pool 5% 6/15/2039	1,272	1,277
Ginnie Mae I Pool 5% 6/15/2040	259,282	260,484
Ginnie Mae I Pool 5% 6/15/2040	15,745	15,813
Ginnie Mae I Pool 5% 6/15/2040	9,920	9,963
Ginnie Mae I Pool 5% 6/15/2040	8,324	8,362
Ginnie Mae I Pool 5% 6/15/2040	4,984	5,006
Ginnie Mae I Pool 5% 6/15/2040	2,204	2,214
Ginnie Mae I Pool 5% 6/15/2041	19,360	19,448
Ginnie Mae I Pool 5% 6/15/2041	2,680	2,692
Ginnie Mae I Pool 5% 6/15/2041	2,097	2,107
Ginnie Mae I Pool 5% 7/15/2039	24,585	24,702
Ginnie Mae I Pool 5% 7/15/2039	13,385	13,448
Ginnie Mae I Pool 5% 7/15/2039	1,953	1,962
Ginnie Mae I Pool 5% 7/15/2040	18,349	18,434
Ginnie Mae I Pool 5% 7/15/2040	13,487	13,548
Ginnie Mae I Pool 5% 7/15/2040	13,238	13,300
Ginnie Mae I Pool 5% 7/15/2040	9,118	9,159
Ginnie Mae I Pool 5% 7/15/2040	7,321	7,355
Ginnie Mae I Pool 5% 7/15/2040	7,227	7,260
Ginnie Mae I Pool 5% 7/15/2040	3,453	3,469
Ginnie Mae I Pool 5% 7/15/2040	1,385	1,391
Ginnie Mae I Pool 5% 8/15/2033	753	756
Ginnie Mae I Pool 5% 8/15/2033	571	574
Ginnie Mae I Pool 5% 8/15/2039	11,059	11,111
Ginnie Mae I Pool 5% 8/15/2039	10,338	10,387
Ginnie Mae I Pool 5% 8/15/2039	6,436	6,466
Ginnie Mae I Pool 5% 8/15/2039	5,853	5,880
Ginnie Mae I Pool 5% 8/15/2039	4,480	4,501
Ginnie Mae I Pool 5% 8/15/2039	4,118	4,137
Ginnie Mae I Pool 5% 8/15/2039	2,873	2,886
Ginnie Mae I Pool 5% 8/15/2039	1,764	1,772
Ginnie Mae I Pool 5% 8/15/2039	1,332	1,338
Ginnie Mae I Pool 5% 8/15/2040	20,856	20,951
Ginnie Mae I Pool 5% 8/15/2040	18,100	18,183
Ginnie Mae I Pool 5% 8/15/2040	17,408	17,487
Ginnie Mae I Pool 5% 8/15/2040	7,629	7,663
Ginnie Mae I Pool 5% 8/15/2040	3,922	3,941
Ginnie Mae I Pool 5% 8/15/2041	1,527	1,534
Ginnie Mae I Pool 5% 9/15/2033	336	335
Ginnie Mae I Pool 5% 9/15/2033	232	233
Ginnie Mae I Pool 5% 9/15/2037	2,661	2,673
Ginnie Mae I Pool 5% 9/15/2039	72,839	73,184
Ginnie Mae I Pool 5% 9/15/2039	17,683	17,767
Ginnie Mae I Pool 5% 9/15/2039	10,045	10,092
Ginnie Mae I Pool 5% 9/15/2039	8,590	8,630
Ginnie Mae I Pool 5% 9/15/2039	6,624	6,654
Ginnie Mae I Pool 5% 9/15/2039	6,167	6,196
Ginnie Mae I Pool 5% 9/15/2039	4,839	4,862
Ginnie Mae I Pool 5% 9/15/2039	4,588	4,610
Ginnie Mae I Pool 5% 9/15/2039	4,038	4,057
Ginnie Mae I Pool 5% 9/15/2039	2,919	2,932
Ginnie Mae I Pool 5% 9/15/2039	2,411	2,423
Ginnie Mae I Pool 5% 9/15/2039	2,253	2,263
Ginnie Mae I Pool 5% 9/15/2039	2,013	2,022
Ginnie Mae I Pool 5% 9/15/2040	14,522	14,589
Ginnie Mae I Pool 5% 9/15/2040	9,384	9,424
Ginnie Mae I Pool 5% 9/15/2040	8,506	8,545
Ginnie Mae I Pool 5% 9/15/2040	5,039	5,062
Ginnie Mae I Pool 5% 9/15/2041	189,928	190,818
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(h)	1,244	1,233
Ginnie Mae I Pool 5.5% 1/15/2034	341	346
Ginnie Mae I Pool 5.5% 1/15/2039	11,640	11,870
Ginnie Mae I Pool 5.5% 10/15/2035	9,060	9,220
Ginnie Mae I Pool 5.5% 11/15/2033	374	380
Ginnie Mae I Pool 5.5% 12/15/2038	1,055	1,075
Ginnie Mae I Pool 5.5% 2/15/2034	47	47
Ginnie Mae I Pool 5.5% 2/15/2037	244	249
Ginnie Mae I Pool 5.5% 2/15/2038	885	902
Ginnie Mae I Pool 5.5% 3/15/2034	1,624	1,650
Ginnie Mae I Pool 5.5% 3/15/2034	537	544
Ginnie Mae I Pool 5.5% 3/15/2039	2,440	2,488
Ginnie Mae I Pool 5.5% 3/20/2054	2,700,158	2,699,371
Ginnie Mae I Pool 5.5% 4/15/2034	1,109	1,126
Ginnie Mae I Pool 5.5% 4/15/2034	642	651
Ginnie Mae I Pool 5.5% 4/15/2034	449	456
Ginnie Mae I Pool 5.5% 5/15/2034	5,421	5,512
Ginnie Mae I Pool 5.5% 5/15/2034	1,617	1,644
Ginnie Mae I Pool 5.5% 5/15/2034	727	739
Ginnie Mae I Pool 5.5% 5/15/2034	656	667
Ginnie Mae I Pool 5.5% 5/15/2034	473	480
Ginnie Mae I Pool 5.5% 5/15/2034	368	375
Ginnie Mae I Pool 5.5% 5/15/2037	246	250
Ginnie Mae I Pool 5.5% 5/15/2039	10,821	11,034
Ginnie Mae I Pool 5.5% 6/15/2033	865	878
Ginnie Mae I Pool 5.5% 6/15/2039	2,209	2,252
Ginnie Mae I Pool 5.5% 6/15/2039	790	802
Ginnie Mae I Pool 5.5% 7/15/2033	1,490	1,514
Ginnie Mae I Pool 5.5% 7/15/2037	1,040	1,060
Ginnie Mae I Pool 5.5% 7/15/2037	306	312
Ginnie Mae I Pool 5.5% 7/15/2038	2,078	2,110
Ginnie Mae I Pool 5.5% 7/15/2038	529	540
Ginnie Mae I Pool 5.5% 7/15/2039	13,532	13,805
Ginnie Mae I Pool 5.5% 8/15/2033	4,117	4,184
Ginnie Mae I Pool 5.5% 9/15/2039	55,613	56,732
Ginnie Mae I Pool 5.5% 9/15/2039	39,293	40,083
Ginnie Mae I Pool 6% 10/15/2030	6,671	6,800
Ginnie Mae I Pool 6% 10/15/2039	2,678	2,779
Ginnie Mae I Pool 6% 11/15/2037	1,415	1,464
Ginnie Mae I Pool 6% 11/15/2039	7,543	7,831
Ginnie Mae I Pool 6% 11/15/2039	6,091	6,322
Ginnie Mae I Pool 6% 11/15/2039	2,897	3,005
Ginnie Mae I Pool 6% 11/15/2039	2,381	2,466
Ginnie Mae I Pool 6% 11/15/2039	2,046	2,109
Ginnie Mae I Pool 6% 11/15/2039	1,176	1,220
Ginnie Mae I Pool 6% 11/15/2039	1,131	1,172
Ginnie Mae I Pool 6% 12/15/2034	1,311	1,349
Ginnie Mae I Pool 6% 5/15/2040	153,072	158,512
Ginnie Mae I Pool 6% 6/15/2036	1,010,808	1,042,283
Ginnie Mae I Pool 6.5% 10/15/2034	6,780	7,015
Ginnie Mae I Pool 6.5% 10/15/2034	2,620	2,702
Ginnie Mae I Pool 6.5% 10/15/2034	1,551	1,607
Ginnie Mae I Pool 6.5% 10/15/2034	352	363
Ginnie Mae I Pool 6.5% 10/15/2034	148	152
Ginnie Mae I Pool 6.5% 10/15/2035	6,209	6,445
Ginnie Mae I Pool 6.5% 10/15/2036	2,593	2,689
Ginnie Mae I Pool 6.5% 11/15/2034	1,971	2,021
Ginnie Mae I Pool 6.5% 2/15/2035	1,950	2,018
Ginnie Mae I Pool 6.5% 3/15/2035	1,145	1,177
Ginnie Mae I Pool 6.5% 6/15/2037	3,419	3,554
Ginnie Mae I Pool 6.5% 7/15/2035	1,021	1,058
Ginnie Mae I Pool 6.5% 8/15/2034	8,813	9,106
Ginnie Mae I Pool 6.5% 8/15/2034	361	370
Ginnie Mae I Pool 6.5% 8/15/2036	1,435	1,495
Ginnie Mae I Pool 6.5% 9/15/2034	2,586	2,673
Ginnie Mae I Pool 6.5% 9/15/2034	226	234
Ginnie Mae I Pool 6.5% 9/15/2035	437	447
Ginnie Mae I Pool 7% 1/15/2026	5	5
Ginnie Mae I Pool 7% 1/15/2027	17	18
Ginnie Mae I Pool 7% 1/15/2028	481	483
Ginnie Mae I Pool 7% 1/15/2028	181	183
Ginnie Mae I Pool 7% 1/15/2028	167	169
Ginnie Mae I Pool 7% 1/15/2028	123	124
Ginnie Mae I Pool 7% 1/15/2028	123	124
Ginnie Mae I Pool 7% 1/15/2028	111	112
Ginnie Mae I Pool 7% 1/15/2028	86	87
Ginnie Mae I Pool 7% 1/15/2028	57	58
Ginnie Mae I Pool 7% 1/15/2028	42	43
Ginnie Mae I Pool 7% 1/15/2028	37	37
Ginnie Mae I Pool 7% 1/15/2028	15	15
Ginnie Mae I Pool 7% 1/15/2028	6	6
Ginnie Mae I Pool 7% 1/15/2029	445	453
Ginnie Mae I Pool 7% 1/15/2029	248	251
Ginnie Mae I Pool 7% 1/15/2029	227	231
Ginnie Mae I Pool 7% 1/15/2029	174	177
Ginnie Mae I Pool 7% 1/15/2029	127	129
Ginnie Mae I Pool 7% 1/15/2029	95	96
Ginnie Mae I Pool 7% 1/15/2029	68	69
Ginnie Mae I Pool 7% 1/15/2030	1,006	1,026
Ginnie Mae I Pool 7% 1/15/2030	97	99
Ginnie Mae I Pool 7% 1/15/2031	1,416	1,456
Ginnie Mae I Pool 7% 1/15/2031	252	258
Ginnie Mae I Pool 7% 1/15/2032	1,215	1,250
Ginnie Mae I Pool 7% 10/15/2025	13	13
Ginnie Mae I Pool 7% 10/15/2026	88	89
Ginnie Mae I Pool 7% 10/15/2028	931	945
Ginnie Mae I Pool 7% 10/15/2028	504	510
Ginnie Mae I Pool 7% 10/15/2028	169	171
Ginnie Mae I Pool 7% 10/15/2028	107	108
Ginnie Mae I Pool 7% 10/15/2028	45	46
Ginnie Mae I Pool 7% 10/15/2028	23	24
Ginnie Mae I Pool 7% 10/15/2028	19	19
Ginnie Mae I Pool 7% 10/15/2028	16	16
Ginnie Mae I Pool 7% 10/15/2029	516	527
Ginnie Mae I Pool 7% 10/15/2029	119	122
Ginnie Mae I Pool 7% 10/15/2030	271	277
Ginnie Mae I Pool 7% 10/15/2031	1,668	1,719
Ginnie Mae I Pool 7% 10/15/2031	572	580
Ginnie Mae I Pool 7% 10/15/2031	418	429
Ginnie Mae I Pool 7% 10/15/2031	330	340
Ginnie Mae I Pool 7% 10/15/2031	56	58
Ginnie Mae I Pool 7% 10/15/2031	36	37
Ginnie Mae I Pool 7% 11/15/2027	70	70
Ginnie Mae I Pool 7% 11/15/2027	43	44
Ginnie Mae I Pool 7% 11/15/2028	815	829
Ginnie Mae I Pool 7% 11/15/2028	252	256
Ginnie Mae I Pool 7% 11/15/2028	80	81
Ginnie Mae I Pool 7% 11/15/2029	859	878
Ginnie Mae I Pool 7% 11/15/2031	1,001	1,022
Ginnie Mae I Pool 7% 11/15/2031	951	979
Ginnie Mae I Pool 7% 11/15/2031	654	673
Ginnie Mae I Pool 7% 11/15/2031	393	404
Ginnie Mae I Pool 7% 11/15/2031	82	85
Ginnie Mae I Pool 7% 11/15/2032	240	246
Ginnie Mae I Pool 7% 12/15/2025	68	68
Ginnie Mae I Pool 7% 12/15/2025	10	10
Ginnie Mae I Pool 7% 12/15/2026	7	7
Ginnie Mae I Pool 7% 12/15/2027	669	677
Ginnie Mae I Pool 7% 12/15/2027	198	200
Ginnie Mae I Pool 7% 12/15/2027	198	200
Ginnie Mae I Pool 7% 12/15/2027	185	187
Ginnie Mae I Pool 7% 12/15/2027	154	156
Ginnie Mae I Pool 7% 12/15/2027	76	76
Ginnie Mae I Pool 7% 12/15/2027	30	31
Ginnie Mae I Pool 7% 12/15/2028	451	459
Ginnie Mae I Pool 7% 12/15/2028	356	361
Ginnie Mae I Pool 7% 12/15/2028	202	205
Ginnie Mae I Pool 7% 12/15/2028	120	121
Ginnie Mae I Pool 7% 12/15/2028	84	85
Ginnie Mae I Pool 7% 12/15/2028	68	69
Ginnie Mae I Pool 7% 12/15/2028	60	61
Ginnie Mae I Pool 7% 12/15/2028	25	25
Ginnie Mae I Pool 7% 12/15/2028	15	15
Ginnie Mae I Pool 7% 12/15/2030	613	630
Ginnie Mae I Pool 7% 12/15/2030	73	75
Ginnie Mae I Pool 7% 12/15/2031	2,242	2,308
Ginnie Mae I Pool 7% 12/15/2031	759	782
Ginnie Mae I Pool 7% 12/15/2031	682	700
Ginnie Mae I Pool 7% 12/15/2031	103	106
Ginnie Mae I Pool 7% 2/15/2026	11	11
Ginnie Mae I Pool 7% 2/15/2027	6	6
Ginnie Mae I Pool 7% 2/15/2028	546	551
Ginnie Mae I Pool 7% 2/15/2028	174	175
Ginnie Mae I Pool 7% 2/15/2028	163	165
Ginnie Mae I Pool 7% 2/15/2028	115	117
Ginnie Mae I Pool 7% 2/15/2028	110	111
Ginnie Mae I Pool 7% 2/15/2028	84	85
Ginnie Mae I Pool 7% 2/15/2028	76	76
Ginnie Mae I Pool 7% 2/15/2028	53	54
Ginnie Mae I Pool 7% 2/15/2028	45	45
Ginnie Mae I Pool 7% 2/15/2028	39	40
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	14	14
Ginnie Mae I Pool 7% 2/15/2029	144	145
Ginnie Mae I Pool 7% 2/15/2029	96	97
Ginnie Mae I Pool 7% 2/15/2029	94	96
Ginnie Mae I Pool 7% 2/15/2030	445	455
Ginnie Mae I Pool 7% 2/15/2031	29	29
Ginnie Mae I Pool 7% 2/15/2032	2,489	2,568
Ginnie Mae I Pool 7% 2/15/2032	1,621	1,647
Ginnie Mae I Pool 7% 2/15/2032	682	702
Ginnie Mae I Pool 7% 2/15/2032	370	381
Ginnie Mae I Pool 7% 2/15/2032	351	362
Ginnie Mae I Pool 7% 2/15/2032	231	237
Ginnie Mae I Pool 7% 2/15/2032	217	220
Ginnie Mae I Pool 7% 2/15/2032	50	51
Ginnie Mae I Pool 7% 2/15/2032	32	33
Ginnie Mae I Pool 7% 3/15/2028	612	620
Ginnie Mae I Pool 7% 3/15/2028	354	358
Ginnie Mae I Pool 7% 3/15/2028	279	283
Ginnie Mae I Pool 7% 3/15/2028	148	148
Ginnie Mae I Pool 7% 3/15/2028	137	139
Ginnie Mae I Pool 7% 3/15/2028	81	81
Ginnie Mae I Pool 7% 3/15/2028	66	66
Ginnie Mae I Pool 7% 3/15/2028	62	63
Ginnie Mae I Pool 7% 3/15/2028	34	35
Ginnie Mae I Pool 7% 3/15/2029	446	454
Ginnie Mae I Pool 7% 3/15/2029	274	278
Ginnie Mae I Pool 7% 3/15/2029	124	126
Ginnie Mae I Pool 7% 3/15/2029	65	65
Ginnie Mae I Pool 7% 3/15/2029	63	63
Ginnie Mae I Pool 7% 3/15/2029	48	49
Ginnie Mae I Pool 7% 3/15/2031	158	162
Ginnie Mae I Pool 7% 3/15/2031	128	132
Ginnie Mae I Pool 7% 3/15/2031	92	94
Ginnie Mae I Pool 7% 3/15/2031	82	84
Ginnie Mae I Pool 7% 3/15/2031	57	57
Ginnie Mae I Pool 7% 3/15/2032	786	811
Ginnie Mae I Pool 7% 3/15/2032	674	695
Ginnie Mae I Pool 7% 3/15/2032	423	436
Ginnie Mae I Pool 7% 3/15/2032	254	262
Ginnie Mae I Pool 7% 3/15/2032	241	247
Ginnie Mae I Pool 7% 3/15/2032	125	129
Ginnie Mae I Pool 7% 3/15/2032	116	119
Ginnie Mae I Pool 7% 3/15/2032	80	83
Ginnie Mae I Pool 7% 3/15/2032	33	34
Ginnie Mae I Pool 7% 4/15/2028	192	194
Ginnie Mae I Pool 7% 4/15/2028	151	153
Ginnie Mae I Pool 7% 4/15/2028	141	143
Ginnie Mae I Pool 7% 4/15/2028	119	120
Ginnie Mae I Pool 7% 4/15/2028	85	86
Ginnie Mae I Pool 7% 4/15/2028	65	66
Ginnie Mae I Pool 7% 4/15/2028	65	65
Ginnie Mae I Pool 7% 4/15/2028	61	61
Ginnie Mae I Pool 7% 4/15/2028	44	44
Ginnie Mae I Pool 7% 4/15/2028	36	36
Ginnie Mae I Pool 7% 4/15/2028	31	31
Ginnie Mae I Pool 7% 4/15/2028	27	27
Ginnie Mae I Pool 7% 4/15/2028	22	23
Ginnie Mae I Pool 7% 4/15/2028	21	21
Ginnie Mae I Pool 7% 4/15/2028	14	14
Ginnie Mae I Pool 7% 4/15/2029	316	322
Ginnie Mae I Pool 7% 4/15/2029	69	71
Ginnie Mae I Pool 7% 4/15/2029	42	42
Ginnie Mae I Pool 7% 4/15/2030	390	399
Ginnie Mae I Pool 7% 4/15/2031	2,106	2,163
Ginnie Mae I Pool 7% 4/15/2031	472	486
Ginnie Mae I Pool 7% 4/15/2031	273	281
Ginnie Mae I Pool 7% 4/15/2031	149	153
Ginnie Mae I Pool 7% 4/15/2031	116	119
Ginnie Mae I Pool 7% 4/15/2032	2,096	2,164
Ginnie Mae I Pool 7% 4/15/2032	1,078	1,113
Ginnie Mae I Pool 7% 4/15/2032	642	662
Ginnie Mae I Pool 7% 4/15/2032	552	569
Ginnie Mae I Pool 7% 4/15/2032	522	536
Ginnie Mae I Pool 7% 4/15/2032	334	344
Ginnie Mae I Pool 7% 4/15/2032	306	316
Ginnie Mae I Pool 7% 4/15/2032	293	301
Ginnie Mae I Pool 7% 4/15/2032	253	260
Ginnie Mae I Pool 7% 4/15/2032	136	140
Ginnie Mae I Pool 7% 4/15/2032	122	126
Ginnie Mae I Pool 7% 4/15/2032	71	72
Ginnie Mae I Pool 7% 4/20/2032	12,902	13,371
Ginnie Mae I Pool 7% 5/15/2027	13	14
Ginnie Mae I Pool 7% 5/15/2028	500	504
Ginnie Mae I Pool 7% 5/15/2028	85	86
Ginnie Mae I Pool 7% 5/15/2028	85	86
Ginnie Mae I Pool 7% 5/15/2028	64	65
Ginnie Mae I Pool 7% 5/15/2028	61	62
Ginnie Mae I Pool 7% 5/15/2028	19	19
Ginnie Mae I Pool 7% 5/15/2028	13	13
Ginnie Mae I Pool 7% 5/15/2029	196	200
Ginnie Mae I Pool 7% 5/15/2030	393	400
Ginnie Mae I Pool 7% 5/15/2031	469	481
Ginnie Mae I Pool 7% 5/15/2031	244	251
Ginnie Mae I Pool 7% 5/15/2031	229	234
Ginnie Mae I Pool 7% 5/15/2031	230	233
Ginnie Mae I Pool 7% 5/15/2032	1,415	1,462
Ginnie Mae I Pool 7% 5/15/2032	1,321	1,357
Ginnie Mae I Pool 7% 5/15/2032	764	789
Ginnie Mae I Pool 7% 5/15/2032	614	630
Ginnie Mae I Pool 7% 5/15/2032	538	552
Ginnie Mae I Pool 7% 5/15/2032	377	387
Ginnie Mae I Pool 7% 5/15/2032	332	340
Ginnie Mae I Pool 7% 5/15/2032	322	333
Ginnie Mae I Pool 7% 5/15/2032	313	318
Ginnie Mae I Pool 7% 5/15/2032	295	305
Ginnie Mae I Pool 7% 5/15/2032	208	213
Ginnie Mae I Pool 7% 5/15/2032	170	175
Ginnie Mae I Pool 7% 5/15/2032	152	156
Ginnie Mae I Pool 7% 5/15/2032	142	146
Ginnie Mae I Pool 7% 5/15/2032	125	129
Ginnie Mae I Pool 7% 5/15/2032	87	90
Ginnie Mae I Pool 7% 5/15/2032	62	64
Ginnie Mae I Pool 7% 5/15/2032	21	21
Ginnie Mae I Pool 7% 6/15/2028	268	272
Ginnie Mae I Pool 7% 6/15/2028	217	220
Ginnie Mae I Pool 7% 6/15/2028	217	220
Ginnie Mae I Pool 7% 6/15/2028	205	208
Ginnie Mae I Pool 7% 6/15/2028	158	160
Ginnie Mae I Pool 7% 6/15/2028	156	159
Ginnie Mae I Pool 7% 6/15/2028	122	124
Ginnie Mae I Pool 7% 6/15/2028	84	85
Ginnie Mae I Pool 7% 6/15/2028	83	84
Ginnie Mae I Pool 7% 6/15/2028	75	76
Ginnie Mae I Pool 7% 6/15/2028	60	61
Ginnie Mae I Pool 7% 6/15/2028	53	54
Ginnie Mae I Pool 7% 6/15/2028	49	50
Ginnie Mae I Pool 7% 6/15/2028	38	38
Ginnie Mae I Pool 7% 6/15/2028	37	37
Ginnie Mae I Pool 7% 6/15/2028	34	34
Ginnie Mae I Pool 7% 6/15/2028	32	33
Ginnie Mae I Pool 7% 6/15/2029	419	427
Ginnie Mae I Pool 7% 6/15/2029	246	251
Ginnie Mae I Pool 7% 6/15/2029	169	172
Ginnie Mae I Pool 7% 6/15/2029	93	95
Ginnie Mae I Pool 7% 6/15/2029	91	92
Ginnie Mae I Pool 7% 6/15/2031	892	917
Ginnie Mae I Pool 7% 6/15/2031	830	854
Ginnie Mae I Pool 7% 6/15/2031	644	663
Ginnie Mae I Pool 7% 6/15/2031	144	144
Ginnie Mae I Pool 7% 6/15/2031	36	37
Ginnie Mae I Pool 7% 6/15/2031	25	25
Ginnie Mae I Pool 7% 6/15/2032	1,041	1,070
Ginnie Mae I Pool 7% 6/15/2032	593	608
Ginnie Mae I Pool 7% 6/15/2032	449	463
Ginnie Mae I Pool 7% 6/15/2032	419	433
Ginnie Mae I Pool 7% 6/15/2032	276	283
Ginnie Mae I Pool 7% 6/15/2032	180	185
Ginnie Mae I Pool 7% 6/15/2032	165	170
Ginnie Mae I Pool 7% 6/15/2032	152	157
Ginnie Mae I Pool 7% 6/15/2032	114	116
Ginnie Mae I Pool 7% 6/15/2032	99	102
Ginnie Mae I Pool 7% 6/15/2032	41	43
Ginnie Mae I Pool 7% 7/15/2028	988	1,002
Ginnie Mae I Pool 7% 7/15/2028	618	625
Ginnie Mae I Pool 7% 7/15/2028	274	278
Ginnie Mae I Pool 7% 7/15/2028	239	242
Ginnie Mae I Pool 7% 7/15/2028	193	196
Ginnie Mae I Pool 7% 7/15/2028	149	151
Ginnie Mae I Pool 7% 7/15/2028	115	116
Ginnie Mae I Pool 7% 7/15/2028	86	87
Ginnie Mae I Pool 7% 7/15/2028	72	73
Ginnie Mae I Pool 7% 7/15/2028	65	66
Ginnie Mae I Pool 7% 7/15/2028	59	59
Ginnie Mae I Pool 7% 7/15/2028	51	52
Ginnie Mae I Pool 7% 7/15/2028	40	40
Ginnie Mae I Pool 7% 7/15/2028	27	27
Ginnie Mae I Pool 7% 7/15/2028	23	23
Ginnie Mae I Pool 7% 7/15/2028	13	14
Ginnie Mae I Pool 7% 7/15/2028	13	13
Ginnie Mae I Pool 7% 7/15/2029	415	423
Ginnie Mae I Pool 7% 7/15/2029	228	232
Ginnie Mae I Pool 7% 7/15/2029	201	204
Ginnie Mae I Pool 7% 7/15/2029	24	25
Ginnie Mae I Pool 7% 7/15/2031	1,467	1,510
Ginnie Mae I Pool 7% 7/15/2031	796	818
Ginnie Mae I Pool 7% 7/15/2031	688	707
Ginnie Mae I Pool 7% 7/15/2031	279	286
Ginnie Mae I Pool 7% 7/15/2031	277	284
Ginnie Mae I Pool 7% 7/15/2031	31	32
Ginnie Mae I Pool 7% 7/15/2031	10	10
Ginnie Mae I Pool 7% 7/15/2032	638	655
Ginnie Mae I Pool 7% 7/15/2032	526	544
Ginnie Mae I Pool 7% 7/15/2032	459	471
Ginnie Mae I Pool 7% 7/15/2032	443	455
Ginnie Mae I Pool 7% 7/15/2032	328	334
Ginnie Mae I Pool 7% 7/15/2032	308	317
Ginnie Mae I Pool 7% 7/15/2032	141	145
Ginnie Mae I Pool 7% 7/15/2032	82	84
Ginnie Mae I Pool 7% 8/15/2025	7	7
Ginnie Mae I Pool 7% 8/15/2025	2	1
Ginnie Mae I Pool 7% 8/15/2028	62	62
Ginnie Mae I Pool 7% 8/15/2029	58	59
Ginnie Mae I Pool 7% 8/15/2029	38	38
Ginnie Mae I Pool 7% 8/15/2029	26	26
Ginnie Mae I Pool 7% 8/15/2031	2,024	2,084
Ginnie Mae I Pool 7% 8/15/2031	1,252	1,289
Ginnie Mae I Pool 7% 8/15/2031	657	675
Ginnie Mae I Pool 7% 8/15/2031	357	368
Ginnie Mae I Pool 7% 8/15/2031	280	288
Ginnie Mae I Pool 7% 8/15/2031	208	214
Ginnie Mae I Pool 7% 8/15/2031	152	156
Ginnie Mae I Pool 7% 8/15/2031	104	107
Ginnie Mae I Pool 7% 8/15/2031	104	106
Ginnie Mae I Pool 7% 8/15/2032	633	654
Ginnie Mae I Pool 7% 8/15/2032	307	317
Ginnie Mae I Pool 7% 8/15/2032	278	287
Ginnie Mae I Pool 7% 8/15/2032	277	285
Ginnie Mae I Pool 7% 8/15/2032	263	269
Ginnie Mae I Pool 7% 8/15/2032	130	134
Ginnie Mae I Pool 7% 8/15/2032	78	79
Ginnie Mae I Pool 7% 9/15/2025	2	1
Ginnie Mae I Pool 7% 9/15/2027	32	33
Ginnie Mae I Pool 7% 9/15/2028	289	294
Ginnie Mae I Pool 7% 9/15/2028	189	192
Ginnie Mae I Pool 7% 9/15/2028	174	176
Ginnie Mae I Pool 7% 9/15/2028	131	132
Ginnie Mae I Pool 7% 9/15/2028	59	60
Ginnie Mae I Pool 7% 9/15/2028	46	46
Ginnie Mae I Pool 7% 9/15/2028	38	38
Ginnie Mae I Pool 7% 9/15/2028	36	37
Ginnie Mae I Pool 7% 9/15/2029	39	39
Ginnie Mae I Pool 7% 9/15/2031	1,438	1,481
Ginnie Mae I Pool 7% 9/15/2031	1,187	1,223
Ginnie Mae I Pool 7% 9/15/2031	514	530
Ginnie Mae I Pool 7% 9/15/2031	360	370
Ginnie Mae I Pool 7% 9/15/2031	337	347
Ginnie Mae I Pool 7% 9/15/2031	221	227
Ginnie Mae I Pool 7% 9/15/2031	87	89
Ginnie Mae I Pool 7% 9/15/2031	56	57
Ginnie Mae I Pool 7% 9/15/2031	51	52
Ginnie Mae I Pool 7% 9/15/2031	37	38
Ginnie Mae I Pool 7.5% 1/15/2026	3	2
Ginnie Mae I Pool 7.5% 1/15/2027	27	27
Ginnie Mae I Pool 7.5% 1/15/2028	227	230
Ginnie Mae I Pool 7.5% 1/15/2031	88	92
Ginnie Mae I Pool 7.5% 1/15/2031	45	46
Ginnie Mae I Pool 7.5% 10/15/2025	2	1
Ginnie Mae I Pool 7.5% 10/15/2027	777	791
Ginnie Mae I Pool 7.5% 10/15/2027	746	759
Ginnie Mae I Pool 7.5% 10/15/2027	620	631
Ginnie Mae I Pool 7.5% 10/15/2027	451	456
Ginnie Mae I Pool 7.5% 10/15/2027	271	275
Ginnie Mae I Pool 7.5% 10/15/2027	261	266
Ginnie Mae I Pool 7.5% 10/15/2027	151	154
Ginnie Mae I Pool 7.5% 10/15/2027	125	126
Ginnie Mae I Pool 7.5% 10/15/2027	64	65
Ginnie Mae I Pool 7.5% 10/15/2027	62	63
Ginnie Mae I Pool 7.5% 10/15/2027	60	60
Ginnie Mae I Pool 7.5% 10/15/2027	43	44
Ginnie Mae I Pool 7.5% 10/15/2027	34	34
Ginnie Mae I Pool 7.5% 11/15/2025	61	62
Ginnie Mae I Pool 7.5% 11/15/2025	46	46
Ginnie Mae I Pool 7.5% 11/15/2025	17	17
Ginnie Mae I Pool 7.5% 11/15/2025	17	17
Ginnie Mae I Pool 7.5% 11/15/2025	12	12
Ginnie Mae I Pool 7.5% 11/15/2025	11	11
Ginnie Mae I Pool 7.5% 11/15/2027	83	84
Ginnie Mae I Pool 7.5% 11/15/2027	68	69
Ginnie Mae I Pool 7.5% 11/15/2027	61	62
Ginnie Mae I Pool 7.5% 11/15/2027	6	6
Ginnie Mae I Pool 7.5% 11/15/2029	13	13
Ginnie Mae I Pool 7.5% 12/15/2027	254	258
Ginnie Mae I Pool 7.5% 12/15/2027	245	249
Ginnie Mae I Pool 7.5% 12/15/2027	214	218
Ginnie Mae I Pool 7.5% 12/15/2027	144	146
Ginnie Mae I Pool 7.5% 12/15/2027	73	74
Ginnie Mae I Pool 7.5% 12/15/2027	65	65
Ginnie Mae I Pool 7.5% 12/15/2027	33	33
Ginnie Mae I Pool 7.5% 12/15/2027	32	32
Ginnie Mae I Pool 7.5% 12/15/2027	17	17
Ginnie Mae I Pool 7.5% 12/15/2027	14	14
Ginnie Mae I Pool 7.5% 12/15/2027	10	10
Ginnie Mae I Pool 7.5% 2/15/2026	14	14
Ginnie Mae I Pool 7.5% 2/15/2027	184	186
Ginnie Mae I Pool 7.5% 2/15/2027	51	52
Ginnie Mae I Pool 7.5% 3/15/2026	24	24
Ginnie Mae I Pool 7.5% 3/15/2026	12	12
Ginnie Mae I Pool 7.5% 3/15/2027	120	122
Ginnie Mae I Pool 7.5% 3/15/2028	3,664	3,731
Ginnie Mae I Pool 7.5% 3/15/2028	226	231
Ginnie Mae I Pool 7.5% 3/15/2031	925	964
Ginnie Mae I Pool 7.5% 4/15/2027	128	130
Ginnie Mae I Pool 7.5% 4/15/2027	100	101
Ginnie Mae I Pool 7.5% 4/15/2027	85	86
Ginnie Mae I Pool 7.5% 4/15/2027	81	82
Ginnie Mae I Pool 7.5% 4/15/2027	63	64
Ginnie Mae I Pool 7.5% 4/15/2027	60	61
Ginnie Mae I Pool 7.5% 4/15/2027	38	39
Ginnie Mae I Pool 7.5% 4/15/2027	12	12
Ginnie Mae I Pool 7.5% 4/15/2027	7	7
Ginnie Mae I Pool 7.5% 5/15/2027	138	139
Ginnie Mae I Pool 7.5% 5/15/2027	100	101
Ginnie Mae I Pool 7.5% 5/15/2027	78	79
Ginnie Mae I Pool 7.5% 5/15/2027	55	56
Ginnie Mae I Pool 7.5% 5/15/2027	5	5
Ginnie Mae I Pool 7.5% 5/15/2029	51	53
Ginnie Mae I Pool 7.5% 6/15/2027	260	263
Ginnie Mae I Pool 7.5% 6/15/2027	108	109
Ginnie Mae I Pool 7.5% 6/15/2027	64	64
Ginnie Mae I Pool 7.5% 6/15/2027	46	46
Ginnie Mae I Pool 7.5% 6/15/2027	44	45
Ginnie Mae I Pool 7.5% 6/15/2027	33	33
Ginnie Mae I Pool 7.5% 6/15/2027	29	29
Ginnie Mae I Pool 7.5% 6/15/2027	7	7
Ginnie Mae I Pool 7.5% 6/15/2029	34	34
Ginnie Mae I Pool 7.5% 7/15/2027	466	473
Ginnie Mae I Pool 7.5% 7/15/2027	329	332
Ginnie Mae I Pool 7.5% 7/15/2027	214	217
Ginnie Mae I Pool 7.5% 7/15/2027	176	178
Ginnie Mae I Pool 7.5% 7/15/2027	167	170
Ginnie Mae I Pool 7.5% 7/15/2027	147	149
Ginnie Mae I Pool 7.5% 7/15/2027	79	79
Ginnie Mae I Pool 7.5% 7/15/2027	29	29
Ginnie Mae I Pool 7.5% 7/15/2027	25	25
Ginnie Mae I Pool 7.5% 7/15/2028	588	601
Ginnie Mae I Pool 7.5% 7/15/2029	111	113
Ginnie Mae I Pool 7.5% 8/15/2027	329	334
Ginnie Mae I Pool 7.5% 8/15/2027	259	263
Ginnie Mae I Pool 7.5% 8/15/2027	126	128
Ginnie Mae I Pool 7.5% 8/15/2027	76	78
Ginnie Mae I Pool 7.5% 8/15/2027	60	60
Ginnie Mae I Pool 7.5% 8/15/2027	46	46
Ginnie Mae I Pool 7.5% 8/15/2027	34	35
Ginnie Mae I Pool 7.5% 8/15/2027	17	17
Ginnie Mae I Pool 7.5% 8/15/2028	421	432
Ginnie Mae I Pool 7.5% 8/15/2028	344	352
Ginnie Mae I Pool 7.5% 8/15/2028	103	105
Ginnie Mae I Pool 7.5% 8/15/2028	100	103
Ginnie Mae I Pool 7.5% 8/15/2028	46	46
Ginnie Mae I Pool 7.5% 8/15/2029	83	86
Ginnie Mae I Pool 7.5% 9/15/2025	12	12
Ginnie Mae I Pool 7.5% 9/15/2025	1	0
Ginnie Mae I Pool 7.5% 9/15/2027	326	332
Ginnie Mae I Pool 7.5% 9/15/2027	51	51
Ginnie Mae I Pool 7.5% 9/15/2027	41	41
Ginnie Mae I Pool 7.5% 9/15/2027	40	40
Ginnie Mae I Pool 7.5% 9/15/2027	38	39
Ginnie Mae I Pool 7.5% 9/15/2027	4	4
Ginnie Mae I Pool 7.5% 9/15/2028	349	358
Ginnie Mae I Pool 7.5% 9/15/2028	253	257
Ginnie Mae I Pool 7.5% 9/15/2031	1,653	1,714
Ginnie Mae I Pool 7.5% 9/15/2031	55	57
Ginnie Mae I Pool 8% 1/15/2028	424	431
Ginnie Mae I Pool 8% 10/15/2029	202	207
Ginnie Mae I Pool 8% 11/15/2027	65	66
Ginnie Mae I Pool 8% 12/15/2027	219	222
Ginnie Mae I Pool 8% 12/15/2027	113	114
Ginnie Mae I Pool 8% 12/15/2027	78	79
Ginnie Mae I Pool 8% 12/15/2027	78	79
Ginnie Mae I Pool 8% 4/15/2026	122	122
Ginnie Mae I Pool 8% 7/15/2027	66	66
Ginnie Mae I Pool 8% 8/15/2025	4	4
Ginnie Mae I Pool 8% 8/15/2025	4	3
Ginnie Mae I Pool 8% 8/15/2027	34	34
Ginnie Mae I Pool 8% 8/15/2027	25	25
Ginnie Mae I Pool 8% 9/15/2026	27	27
Ginnie Mae I Pool 8% 9/15/2029	72	73
Ginnie Mae I Pool 8.5% 1/15/2031	954	988
Ginnie Mae I Pool 8.5% 10/15/2029	16	16
Ginnie Mae I Pool 8.5% 11/15/2027	33	34
Ginnie Mae I Pool 8.5% 12/15/2029	113	116
Ginnie Mae I Pool 8.5% 7/15/2030	100	103
Ginnie Mae I Pool 8.5% 8/15/2029	64	65
Ginnie Mae II Pool 2% 1/20/2051	25,488,085	20,486,678
Ginnie Mae II Pool 2% 1/20/2052	3,607,031	2,899,240
Ginnie Mae II Pool 2% 10/20/2050	17,785,209	14,295,301
Ginnie Mae II Pool 2% 11/20/2050	1,287,469	1,034,835
Ginnie Mae II Pool 2% 12/20/2050	6,214,975	4,995,439
Ginnie Mae II Pool 2% 2/20/2051	552,275	443,905
Ginnie Mae II Pool 2% 2/20/2052	1,061,719	853,383
Ginnie Mae II Pool 2% 3/20/2052	16,131,149	12,970,851
Ginnie Mae II Pool 2% 4/20/2051	490,206	394,015
Ginnie Mae II Pool 2% 6/1/2055 (o)	63,500,000	51,017,589
Ginnie Mae II Pool 2% 7/1/2055 (o)	21,100,000	16,949,828
Ginnie Mae II Pool 2% 9/20/2050	4,117,146	3,311,831
Ginnie Mae II Pool 2.5% 12/20/2051	184,237	154,476
Ginnie Mae II Pool 2.5% 2/20/2052	10,924,503	9,164,886
Ginnie Mae II Pool 2.5% 5/20/2052	10,874,657	9,123,069
Ginnie Mae II Pool 2.5% 6/1/2055 (o)	53,900,000	45,170,038
Ginnie Mae II Pool 2.5% 7/1/2055 (o)	32,250,000	27,016,518
Ginnie Mae II Pool 2.5% 7/20/2051	1,748,068	1,465,686
Ginnie Mae II Pool 3% 1/20/2043	1,002,960	907,385
Ginnie Mae II Pool 3% 10/20/2042	5,553	5,029
Ginnie Mae II Pool 3% 10/20/2043	81,108	73,143
Ginnie Mae II Pool 3% 12/20/2042	87,980	79,623
Ginnie Mae II Pool 3% 3/20/2050	968,709	846,237
Ginnie Mae II Pool 3% 6/1/2055 (o)	46,775,000	40,764,249
Ginnie Mae II Pool 3% 8/20/2042	15,905	14,411
Ginnie Mae II Pool 3% 9/20/2043	7,990	7,206
Ginnie Mae II Pool 3.5% 1/20/2042	10,258	9,502
Ginnie Mae II Pool 3.5% 1/20/2044	15,442	14,166
Ginnie Mae II Pool 3.5% 10/20/2040	5,305	4,927
Ginnie Mae II Pool 3.5% 10/20/2041	8,847	8,196
Ginnie Mae II Pool 3.5% 10/20/2043	5,192	4,769
Ginnie Mae II Pool 3.5% 11/20/2041	414,578	384,117
Ginnie Mae II Pool 3.5% 11/20/2043	7,876	7,233
Ginnie Mae II Pool 3.5% 12/20/2040	2,806	2,609
Ginnie Mae II Pool 3.5% 12/20/2041	178,657	165,533
Ginnie Mae II Pool 3.5% 2/20/2043	80,750	74,507
Ginnie Mae II Pool 3.5% 2/20/2044	4,434	4,067
Ginnie Mae II Pool 3.5% 3/20/2043	99,537	91,816
Ginnie Mae II Pool 3.5% 3/20/2044	15,093	13,841
Ginnie Mae II Pool 3.5% 4/20/2043	108,286	99,859
Ginnie Mae II Pool 3.5% 4/20/2044	5,635	5,165
Ginnie Mae II Pool 3.5% 5/20/2043	1,025,743	941,643
Ginnie Mae II Pool 3.5% 5/20/2046	49,295	44,395
Ginnie Mae II Pool 3.5% 5/20/2046	14,343	12,917
Ginnie Mae II Pool 3.5% 6/1/2055 (o)	26,100,000	23,231,367
Ginnie Mae II Pool 3.5% 6/20/2043	202,247	186,398
Ginnie Mae II Pool 3.5% 7/1/2055 (o)	20,175,000	17,950,486
Ginnie Mae II Pool 3.5% 7/20/2043	6,659	6,138
Ginnie Mae II Pool 3.5% 8/20/2043	7,362	6,781
Ginnie Mae II Pool 3.5% 9/20/2040	12,978	12,052
Ginnie Mae II Pool 3.5% 9/20/2043	1,196,335	1,099,129
Ginnie Mae II Pool 4% 1/20/2041	7,483	7,173
Ginnie Mae II Pool 4% 1/20/2042	53,820	51,469
Ginnie Mae II Pool 4% 10/20/2040	57,877	55,493
Ginnie Mae II Pool 4% 10/20/2041	966,454	924,550
Ginnie Mae II Pool 4% 11/20/2040	725,818	695,832
Ginnie Mae II Pool 4% 11/20/2041	32,026	30,633
Ginnie Mae II Pool 4% 2/20/2041	15,470	14,826
Ginnie Mae II Pool 4% 3/20/2041	60,754	58,223
Ginnie Mae II Pool 4% 4/20/2042	192,945	184,403
Ginnie Mae II Pool 4% 4/20/2043	2,657	2,539
Ginnie Mae II Pool 4% 6/1/2055 (o)	6,000,000	5,498,920
Ginnie Mae II Pool 4% 6/20/2042	4,531	4,328
Ginnie Mae II Pool 4% 8/20/2041	7,678	7,347
Ginnie Mae II Pool 4% 8/20/2043	71,105	67,657
Ginnie Mae II Pool 4% 9/20/2040	262,174	251,363
Ginnie Mae II Pool 4.5% 1/20/2041	66,732	65,632
Ginnie Mae II Pool 4.5% 10/20/2035	1,936	1,913
Ginnie Mae II Pool 4.5% 10/20/2039	9,718	9,433
Ginnie Mae II Pool 4.5% 10/20/2040	143,900	139,635
Ginnie Mae II Pool 4.5% 10/20/2040	14,156	13,926
Ginnie Mae II Pool 4.5% 11/20/2040	57,345	55,579
Ginnie Mae II Pool 4.5% 11/20/2040	14,222	13,989
Ginnie Mae II Pool 4.5% 11/20/2054	17,468,032	16,494,498
Ginnie Mae II Pool 4.5% 12/20/2039	54,302	52,727
Ginnie Mae II Pool 4.5% 12/20/2040	29,813	28,902
Ginnie Mae II Pool 4.5% 2/20/2041	238,794	234,844
Ginnie Mae II Pool 4.5% 2/20/2041	2,915	2,826
Ginnie Mae II Pool 4.5% 3/20/2036	4,930	4,871
Ginnie Mae II Pool 4.5% 3/20/2041	15,700	15,440
Ginnie Mae II Pool 4.5% 3/20/2055	3,999,996	3,777,067
Ginnie Mae II Pool 4.5% 4/20/2040	25,674	24,906
Ginnie Mae II Pool 4.5% 4/20/2041	145,907	143,482
Ginnie Mae II Pool 4.5% 4/20/2055	699,999	660,987
Ginnie Mae II Pool 4.5% 5/20/2040	16,629	16,364
Ginnie Mae II Pool 4.5% 5/20/2041	620,767	610,408
Ginnie Mae II Pool 4.5% 6/20/2033	2,423	2,400
Ginnie Mae II Pool 4.5% 6/20/2039	10,725	10,419
Ginnie Mae II Pool 4.5% 6/20/2040	25,020	24,296
Ginnie Mae II Pool 4.5% 6/20/2041	389,125	382,580
Ginnie Mae II Pool 4.5% 7/20/2039	2,357	2,323
Ginnie Mae II Pool 4.5% 7/20/2040	27,326	26,884
Ginnie Mae II Pool 4.5% 7/20/2040	2,197	2,133
Ginnie Mae II Pool 4.5% 8/20/2040	4,163	4,096
Ginnie Mae II Pool 4.5% 9/20/2040	147,149	144,753
Ginnie Mae II Pool 5% 1/20/2055	1,139,933	1,106,556
Ginnie Mae II Pool 5% 12/20/2054	172,917	167,854
Ginnie Mae II Pool 5% 6/1/2055 (o)	22,600,000	21,929,472
Ginnie Mae II Pool 5% 9/20/2033	110,871	111,496
Ginnie Mae II Pool 5.5% 1/20/2055	2,197,873	2,194,485
Ginnie Mae II Pool 5.5% 12/20/2054	2,681,097	2,683,667
Ginnie Mae II Pool 5.5% 12/20/2054	595,096	591,343
Ginnie Mae II Pool 5.5% 6/1/2055 (o)	13,400,000	13,308,097
Ginnie Mae II Pool 5.5% 7/1/2055 (o)	13,400,000	13,295,535
Ginnie Mae II Pool 6% 1/20/2055	4,592,749	4,640,871
Ginnie Mae II Pool 6% 11/20/2031	3,095	3,171
Ginnie Mae II Pool 6% 12/20/2054	7,785,174	7,874,043
Ginnie Mae II Pool 6% 5/20/2032	14,580	14,967
Ginnie Mae II Pool 6% 6/1/2055 (o)	99,250,000	100,213,995
Ginnie Mae II Pool 6% 7/1/2055 (o)	99,250,000	100,062,788
Ginnie Mae II Pool 6.5% 1/20/2032	222	228
Ginnie Mae II Pool 6.5% 11/20/2031	547	563
Ginnie Mae II Pool 6.5% 3/20/2031	691	710
Ginnie Mae II Pool 6.5% 4/20/2031	144	147
Ginnie Mae II Pool 6.5% 6/1/2055 (o)	5,800,000	5,924,025
Ginnie Mae II Pool 6.5% 6/20/2031	131	135
Ginnie Mae II Pool 6.5% 7/1/2055 (o)	5,800,000	5,919,947
Ginnie Mae II Pool 6.5% 7/20/2031	157	162
Ginnie Mae II Pool 6.5% 8/20/2031	161	166
Ginnie Mae II Pool 7% 2/20/2032	3,908	4,055
Ginnie Mae II Pool 7% 3/20/2032	1,964	2,039
Uniform Mortgage Backed Securities 2% 6/1/2055 (o)	258,075,000	200,602,885
Uniform Mortgage Backed Securities 2% 7/1/2055 (o)	170,650,000	132,720,358
Uniform Mortgage Backed Securities 2.5% 6/1/2055 (o)	50,850,000	41,440,757
Uniform Mortgage Backed Securities 3% 6/1/2055 (o)	14,000,000	11,917,493
Uniform Mortgage Backed Securities 3.5% 6/1/2055 (o)	124,600,000	110,524,038
Uniform Mortgage Backed Securities 3.5% 7/1/2055 (o)	91,575,000	81,211,952
Uniform Mortgage Backed Securities 4% 6/1/2055 (o)	6,000,000	5,501,246
Uniform Mortgage Backed Securities 4.5% 6/1/2055 (o)	20,500,000	19,343,681
Uniform Mortgage Backed Securities 4.5% 7/1/2055 (o)	17,900,000	16,883,344
Uniform Mortgage Backed Securities 5% 6/1/2055 (o)	17,300,000	16,750,585
Uniform Mortgage Backed Securities 5.5% 6/1/2055 (o)	7,300,000	7,229,286
Uniform Mortgage Backed Securities 6% 6/1/2055 (o)	77,200,000	77,975,019
Uniform Mortgage Backed Securities 6% 7/1/2055 (o)	17,900,000	18,056,627
Uniform Mortgage Backed Securities 6.5% 6/1/2055 (o)	39,175,000	40,227,809
Uniform Mortgage Backed Securities 6.5% 7/1/2055 (o)	17,400,000	17,851,304
TOTAL UNITED STATES		2,275,768,024
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,301,754,567)		2,275,768,024

U.S. Treasury Obligations - 41.5%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	34,834,922
US Treasury Bonds 2.375% 5/15/2051 (m)(n)	2.36 to 2.40	423,629,000	262,103,897
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	154,367,145
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	125,668,067
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	8,940,000	8,033,777
US Treasury Bonds 4.25% 2/15/2054	4.51 to 4.78	116,000,000	103,607,031
US Treasury Bonds 4.25% 8/15/2054	4.63 to 4.65	39,550,000	35,366,352
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	23,480,000	22,551,806
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	100,300,000	95,674,234
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	77,500,000	73,718,848
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	53,759,640
US Treasury Bonds 4.75% 5/15/2055	4.93 to 4.94	20,000,000	19,487,500
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.58 to 2.63	6,384,861	6,074,888
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	328,800,000	309,521,532
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	327,800,000	312,165,477
US Treasury Notes 3.75% 8/31/2031	3.54	85,600,000	83,904,719
US Treasury Notes 3.875% 8/15/2034	3.66 to 4.28	349,460,000	336,596,832
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	562,964,676
US Treasury Notes 4.25% 11/15/2034	4.18	155,500,000	153,969,297
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	749,260,000	756,723,334
US Treasury Notes 4.25% 5/15/2035	4.43 to 4.52	86,200,000	85,230,250
US Treasury Notes 4.25% 6/30/2031	4.25	129,000,000	130,078,360
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	377,144,971
US Treasury Notes 4.625% 2/15/2035	4.53	77,200,000	78,624,780
US Treasury Notes 4.75% 2/15/2045	4.95 to 4.97	3,900,000	3,806,766
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,501,144,960)			4,185,979,101

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $276,624,897)	4.32	276,570,108	276,625,422

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	9,420,000	389,296
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Indxe, expiring May 2035	4/29/30	5,490,000	234,442
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	7,740,000	315,543
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	3,430,000	143,412
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	5,000,000	215,585
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	7,700,000	317,140
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	10,750,000	323,033
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	7,460,000	301,714

TOTAL PUT SWAPTIONS			2,240,165
Call Swaptions - 0.0%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/30	9,420,000	346,540
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/30	5,490,000	193,557
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/02/30	7,740,000	291,004
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/07/30	3,430,000	125,315
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/29	5,000,000	160,070
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/30	7,700,000	283,199
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/26	10,750,000	347,946
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/30	7,460,000	281,869

TOTAL CALL SWAPTIONS			2,029,500
TOTAL PURCHASED SWAPTIONS (Cost $4,447,538)			4,269,665

TOTAL INVESTMENT IN SECURITIES - 113.1% (Cost $12,003,009,298)	11,438,729,533
NET OTHER ASSETS (LIABILITIES) - (13.1)%	(1,321,923,763)
NET ASSETS - 100.0%	10,116,805,770

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 2% 6/1/2055	(24,400,000)	(19,603,609)
Ginnie Mae II Pool 2.5% 6/1/2055	(32,250,000)	(27,026,600)
Ginnie Mae II Pool 3.5% 6/1/2055	(20,175,000)	(17,957,580)
Ginnie Mae II Pool 4% 6/1/2055	(1,600,000)	(1,466,379)
Ginnie Mae II Pool 5.5% 6/1/2055	(13,400,000)	(13,308,097)
Ginnie Mae II Pool 6% 6/1/2055	(99,250,000)	(100,213,995)
Ginnie Mae II Pool 6.5% 6/1/2055	(5,800,000)	(5,924,025)
Uniform Mortgage Backed Securities 2% 6/1/2055	(176,575,000)	(137,252,560)
Uniform Mortgage Backed Securities 2.5% 6/1/2055	(13,950,000)	(11,368,703)
Uniform Mortgage Backed Securities 3% 6/1/2055	(10,900,000)	(9,278,620)
Uniform Mortgage Backed Securities 3.5% 6/1/2055	(97,875,000)	(86,818,140)
Uniform Mortgage Backed Securities 4% 6/1/2055	(6,000,000)	(5,501,247)
Uniform Mortgage Backed Securities 4.5% 6/1/2055	(20,500,000)	(19,343,681)
Uniform Mortgage Backed Securities 5% 6/1/2055	(7,000,000)	(6,777,693)
Uniform Mortgage Backed Securities 6% 6/1/2055	(78,650,000)	(79,439,575)
Uniform Mortgage Backed Securities 6% 7/1/2055	(20,300,000)	(20,477,627)
Uniform Mortgage Backed Securities 6.5% 6/1/2055	(35,300,000)	(36,248,670)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(598,006,801)

TOTAL TBA SALE COMMITMENTS (Proceeds $596,757,822)		(598,006,801)

Written Swaptions
	Expiration Date	Notional Amount	Value ($)
Put Swaptions
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.89% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	7,700,000	(238,022)
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.63% and pay annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	2,200,000	(69,564)

TOTAL PUT SWAPTIONS			(307,586)
Call Swaptions
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.89% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/21/26	7,700,000	(247,150)
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.63% and receive annually a floating rate based on US SOFR Index, expiring November 2035	10/30/25	2,200,000	(29,789)

TOTAL CALL SWAPTIONS			(276,939)
TOTAL WRITTEN SWAPTIONS			(584,525)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2 Year US Treasury Note Contracts (United States)	486	Sep 2025	100,852,594	186,554	186,554
CBOT 5 Year US Treasury Note Contracts (United States)	2,206	Sep 2025	238,920,141	1,876,197	1,876,197

TOTAL PURCHASED					2,062,751

Sold

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	320	Sep 2025	35,490,000	(425,769)	(425,769)
CBOT 5 Year US Treasury Note Contracts (United States)	447	Sep 2025	48,412,195	(381,415)	(381,415)
CBOT US Treasury Long Bond Contracts (United States)	36	Sep 2025	4,072,500	(75,550)	(75,550)
CBOT US Treasury Ultra Bond Contracts (United States)	33	Sep 2025	3,837,281	(100,613)	(100,613)

TOTAL SOLD					(983,347)

TOTAL FUTURES CONTRACTS					1,079,404
The notional amount of futures purchased as a percentage of Net Assets is 3.4%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	230,000	39,215	(59,021)	(19,806)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	51,150	(84,556)	(33,406)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,640	(22,312)	(8,672)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	330,000	56,265	(78,815)	(22,550)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	110,000	18,755	(27,487)	(8,732)
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	34,100	(37,877)	(3,777)
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	26,038	(24,062)	1,976
CMBX BBB- Series 16 Index		Apr 2065	Goldman Sachs & Co LLC	(3%)	Monthly	770,000	131,284	(118,306)	12,978
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	200,000	26,038	(22,823)	3,215
CMBX AAA Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(0.5%)	Monthly	2,100,000	3,581	1,078	4,659
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	1,700,000	129,940	(65,127)	64,813
CMBX BBB- Series 17 Index		Dec 2056	Goldman Sachs & Co LLC	(3%)	Monthly	700,000	91,134	(114,120)	(22,986)
CMBX BB Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	12,752	(14,949)	(2,197)
CMBX BBB- Series 18 Index		Dec 2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	22,931	(29,568)	(6,637)
CMBX BBB- Series 16 Index		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	200,000	34,100	(51,575)	(17,475)
CMBX BBB- Series 17 Index		Dec 2056	JPMorgan Securities LLC	(3%)	Monthly	100,000	13,019	(12,861)	158
CMBX BB Series 18 Index		Dec 2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	25,505	(13,354)	12,151
CMBX BBB- Series 18 Index		Dec 2057	JPMorgan Securities LLC	(3%)	Monthly	200,000	15,287	(9,941)	5,346
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	(14,602)	(125,630)	(140,232)
CMBX AAA Series 13 Index		Dec 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(182)	(680)	(862)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	870,000	148,334	(227,374)	(79,040)
CMBX BBB- Series 16 Index		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	17,050	(16,443)	607
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	600,000	76,514	(39,283)	37,231
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	51,009	(59,046)	(8,037)
CMBX BB Series 18 Index		Dec 2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	38,257	(43,431)	(5,174)
CMBX BBB- Series 17 Index		Dec 2056	Morgan Stanley Capital Services LLC	(3%)	Monthly	300,000	39,057	(43,428)	(4,371)
CMBX BBB Series 15 Index		Nov 2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	49,638	(48,131)	1,507

TOTAL BUY PROTECTION							1,149,809	(1,389,122)	(239,313)
Sell Protection
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(21,009)	31,414	10,405
CMBX AAA Series 17 Index	NR	Dec 2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(19,258)	27,223	7,965
CMBX AAA Series 16 Index	NR	Apr 2065	Goldman Sachs & Co LLC	0.5%	Monthly	3,700,000	(45,561)	45,358	(203)
CMBX AAA Series 12 Index	NR	Aug 2061	JPMorgan Securities LLC	0.5%	Monthly	3,000,000	10,621	12,709	23,330
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	12,490	152,260	164,750
CMBX AAA Series 13 Index	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	2,294	28,761	31,055
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(22,759)	21,685	(1,074)
CMBX AAA Series 17 Index	NR	Dec 2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	500,000	(8,754)	7,555	(1,199)
CMBX AAA Series 17 Index	NR	Dec 2056	Citigroup Global Markets Ltd	0.5%	Monthly	6,000,000	(103,150)	103,567	417

TOTAL SELL PROTECTION							(195,086)	430,532	235,446
TOTAL CREDIT DEFAULT SWAPS							954,723	(958,590)	(3,867)

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2027	70,205,000	140,546	0	140,546
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	Jun 2045	27,196,000	473,459	0	473,459
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2032	5,870,000	(6,216)	0	(6,216)
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2029	37,039,000	166,779	0	166,779
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2030	18,861,000	140,536	0	140,536
U.S. SOFR Index(4)	Annual	3.25%	Annual	LCH	Jun 2028	126,133,000	(232,459)	0	(232,459)
TOTAL INTEREST RATE SWAPS							682,645	0	682,645

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,989,811,786 or 19.7% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Principal Only Strips represent the right to receive the monthly principal payments.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)	Level 3 security
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $7,676,821.
(m)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,933,597.
(n)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $3,242,641.

(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	319,736,009	2,784,532,979	2,827,643,566	8,259,074	-	-	276,625,422	276,570,108	0.5%
Fidelity Securities Lending Cash Central Fund	-	1,004,883,244	1,004,883,244	23,531	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	149,462,962	6,655,410	-	6,651,803	-	(622,772)	155,495,600	1,772,030	62.0%
Total	469,198,971	3,796,071,633	3,832,526,810	14,934,408	-	(622,772)	432,121,022

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Foreign Government and Government Agency Obligations, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.